UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21732

MGI FUNDS
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY			10036
(Address of principal executive offices)			(Zip code)

Scott M. Zoltowski, Esq. Mercer Global Investments, Inc. 99 High Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 747-9500

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders.

MGI FundsTM
Semi-Annual Report

MGI US Large Cap Growth Equity Fund

MGI US Large Cap Value Equity Fund

MGI US Small/Mid Cap Growth Equity Fund

MGI US Small/Mid Cap Value Equity Fund

MGI Non-US Core Equity Fund

MGI Core Opportunistic Fixed Income Fund

MGI US Short Maturity Fixed Income Fund

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds' investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2008

MGI FUNDS
TABLE OF CONTENTS

MGI US Large Cap Growth Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Aerospace & Defense — 2.5%
2,510	Boeing Co.	143,949
5,312	General Dynamics Corp.	391,069
6,400	Goodrich Corp.	266,240
10,332	L-3 Communications Holdings, Inc.**	1,015,842
22,976	Lockheed Martin Corp.	2,519,778
31,000	Rockwell Collins, Inc.	1,490,790
50,100	United Technologies Corp.	3,009,006
		8,836,674
	Agriculture — 1.5%
19,800	Archer-Daniels-Midland Co.**	433,818
46,700	Monsanto Co.	4,622,366
3,700	Philip Morris International, Inc.	177,970
3,300	UST, Inc.**	219,582
		5,453,736
	Apparel — 0.6%
33,320	Nike, Inc. Class B	2,229,108
600	Polo Ralph Lauren Corp.	39,463
		2,268,571
	Auto Parts & Equipment — 0.0%
1,800	Goodyear Tire & Rubber Co. (The)* **	27,558
	Banks — 0.3%
8,200	Northern Trust Corp.	592,040
6,200	State Street Corp.	352,656
		944,696
	Beverages — 2.0%
4,376	Anheuser-Busch Cos., Inc.	283,915
100	Brown-Forman Corp. Class B* **	7,181
69,776	Coca-Cola Co. (The)	3,689,755
6,000	Pepsi Bottling Group, Inc.	175,020
40,708	PepsiCo, Inc./NC	2,901,259
		7,057,130
	Biotechnology — 4.3%
10,000	Abraxis BioScience* **	689,600
5,800	Biogen Idec, Inc.* **	291,682
11,108	Celgene Corp.*	702,914
28,900	Charles River Laboratories International, Inc.*	1,604,817
127,100	Genzyme Corp.* **	10,281,119
42,800	Illumina, Inc.* **	1,734,684
		15,304,816

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Chemicals — 1.0%
5,200	Air Products & Chemicals, Inc.	356,148
3,400	CF Industries Holdings, Inc.	310,964
1,500	Eastman Chemical Co.**	82,590
32,200	Ecolab, Inc.**	1,562,344
3,300	Praxair, Inc.	236,742
17,700	Sigma-Aldrich Corp.**	927,834
		3,476,622
	Coal — 0.5%
29,400	Consol Energy, Inc.**	1,349,166
6,400	Peabody Energy Corp.**	288,000
		1,637,166
	Commercial Services — 3.4%
10,100	Apollo Group, Inc. Class A*	598,930
13,700	H&R Block, Inc.	311,675
45,499	Iron Mountain, Inc.* **	1,110,631
84,300	Moody's Corp.**	2,866,200
54,900	Quanta Services, Inc.* **	1,482,849
88,726	Visa, Inc. Class A**	5,446,889
7,400	Western Union Co. (The)	182,558
		11,999,732
	Computers — 7.5%
3,200	Affiliated Computer Services, Inc. Class A*	162,016
89,089	Apple, Inc.*	10,125,856
92,900	Cognizant Technology Solutions Corp. Class A*	2,120,907
433,492	EMC Corp., Massachusetts * **	5,184,564
115,000	Hewlett-Packard Co.**	5,317,600
30,940	International Business Machines Corp.	3,618,742
		26,529,685
	Cosmetics & Personal Care — 3.2%
52,476	Avon Products, Inc.**	2,181,427
31,184	Colgate-Palmolive Co.	2,349,715
2,760	Estee Lauder Cos. (The), Inc. Class A**	137,752
94,254	Procter & Gamble Co.	6,568,561
		11,237,455
	Distribution & Wholesale — 0.6%
43,800	Fastenal Co.**	2,163,282
	Diversified Financial Services — 3.4%
117,400	Charles Schwab Corp. (The)**	3,052,400
8,360	CME Group, Inc.**	3,105,823
6,700	Federated Investors, Inc. Class B**	193,295
59,357	IntercontinentalExchange, Inc.*	4,788,923

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued
2,700	Invesco, Ltd.**	56,646
14,400	T Rowe Price Group, Inc.	773,424
		11,970,511
	Electric — 0.6%
10,696	Constellation Energy Group, Inc.**	259,913
27,500	FirstEnergy Corp.	1,842,225
		2,102,138
	Electrical Components & Equipment — 0.1%
11,500	Emerson Electric Co.	469,085
	Electronics — 1.6%
4,400	Amphenol Corp. Class A	176,481
6,900	Applera Corp. - Applied Biosystems Group	236,325
33,100	Dolby Laboratories, Inc. Class A*	1,164,789
67,796	Thermo Fisher Scientific, Inc.*	3,728,780
2,808	Waters Corp.*	163,369
		5,469,744
	Engineering & Construction — 0.3%
5,700	Fluor Corp.	317,490
14,200	Jacobs Engineering Group, Inc.*	771,202
		1,088,692
	Entertainment — 0.0%
2,200	International Game Technology**	37,796
	Food — 0.7%
1,172	General Mills, Inc.	80,540
15,310	Kellogg Co.	858,891
800	McCormick & Co., Inc.	30,623
17,464	WM Wrigley Jr. Co.	1,386,642
		2,356,696
	Forest Products & Paper — 0.0%
3,200	Plum Creek Timber Co., Inc.**	159,552
	Health Care - Products — 7.5%
11,600	Alcon, Inc.	1,873,516
46,222	Baxter International, Inc.	3,033,550
16,164	Becton Dickinson & Co.	1,297,323
2,300	Boston Scientific Corp.*	28,221
6,200	CR Bard, Inc.**	588,194
16,900	Intuitive Surgical, Inc.* **	4,072,562
35,370	Johnson & Johnson	2,450,433
600	Medtronic, Inc.	30,014

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued
52,027	Mindray Medical International, Ltd. Class A, ADR**	1,743,797
55,200	St Jude Medical, Inc.* **	2,400,648
73,536	Stryker Corp.	4,581,293
66,400	Varian Medical Systems, Inc.*	3,793,432
6,536	Zimmer Holdings, Inc.*	421,964
		26,314,947
	Health Care - Services — 0.1%
2,700	Aetna, Inc.	97,497
3,200	Coventry Health Care, Inc.*	104,160
700	DaVita, Inc.*	39,907
3,100	Quest Diagnostics, Inc./DE	160,177
1,312	UnitedHealth Group, Inc.	33,312
		435,053
	Holding Companies - Diversified — 0.5%
37,700	Leucadia National Corp.**	1,713,088
	Home Builders — 0.0%
2,900	Pulte Homes, Inc.**	40,513
	Household Products & Wares — 0.0%
1,384	Kimberly-Clark Corp.**	89,739
	Insurance — 0.5%
15,500	Aflac, Inc.	910,625
13,900	AON Corp.	624,944
3,084	Cigna Corp.	104,794
2,400	Progressive Corp. (The)	41,760
		1,682,123
	Internet — 6.9%
1,600	Akamai Technologies, Inc.*	27,904
142,459	Amazon.Com, Inc.*	10,365,317
26,300	Equinix, Inc.* **	1,826,798
3,200	Expedia, Inc.* **	48,352
25,140	Google, Inc. Class A*	10,069,073
21,600	priceline.com, Inc.* **	1,478,088
9,500	Symantec Corp.* **	186,010
15,900	VeriSign, Inc.* **	414,672
2,100	Yahoo!, Inc.*	36,330
		24,452,544
	Iron & Steel — 0.3%
13,900	AK Steel Holding Corp.	360,288
9,800	Nucor Corp.**	387,100
5,700	United States Steel Corp.	442,377
		1,189,765

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Lodging — 0.7%
67,800	Las Vegas Sands Corp.* **	2,448,258
	Machinery - Construction & Mining — 0.4%
26,400	Bucyrus International, Inc. Class A	1,179,552
2,000	Caterpillar, Inc.**	119,200
		1,298,752
	Machinery - Diversified — 0.3%
3,900	Cummins, Inc.	170,508
15,400	Deere & Co.**	762,300
900	Manitowoc Co. (The), Inc.**	13,995
		946,803
	Media — 0.1%
8,000	DIRECTV Group (The), Inc.* **	209,360
2,300	Scripps Networks Interactive, Inc. Class A**	83,513
		292,873
	Metal Fabricate & Hardware — 0.5%
23,332	Precision Castparts Corp.	1,838,095
	Mining — 0.1%
3,000	Freeport-McMoran Copper & Gold, Inc. Class B**	170,550
6,700	Newmont Mining Corp.	259,692
		430,242
	Miscellaneous - Manufacturing — 1.9%
49,000	Danaher Corp.**	3,400,600
6,900	Honeywell International, Inc.	286,695
3,200	Parker Hannifin Corp.**	169,600
34,900	SPX Corp.**	2,687,300
900	Textron, Inc.	26,352
		6,570,547
	Oil & Gas — 9.1%
9,200	Anadarko Petroleum Corp.	446,292
8,700	Apache Corp.	907,236
17,900	Cabot Oil & Gas Corp.	646,906
11,200	Chesapeake Energy Corp.**	401,632
16,088	Chevron Corp.	1,326,938
30,600	ConocoPhillips	2,241,450
22,600	Continental Resources, Inc./OK* **	886,598
6,100	Devon Energy Corp.	556,320
1,500	ENSCO International, Inc.	86,445
13,000	EOG Resources, Inc.	1,162,980
166,782	Exxon Mobil Corp.	12,952,290
14,100	Hess Corp.**	1,157,328

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
12,900	Murphy Oil Corp.	827,406
6,600	Nabors Industries, Ltd.*	164,472
8,100	Noble Corp.**	355,590
6,400	Noble Energy, Inc.	355,776
10,400	Occidental Petroleum Corp.	732,680
3,500	Pioneer Natural Resources Co.	181,249
23,000	Range Resources Corp.	986,010
30,400	Southwestern Energy Co.* **	928,416
35,454	Transocean, Inc.* **	3,894,267
3,300	Valero Energy Corp.	99,990
20,215	XTO Energy, Inc.**	940,402
		32,238,673
	Oil & Gas Services — 8.0%
2,200	Cameron International Corp.* **	84,788
100,400	FMC Technologies, Inc.*	4,673,620
6,100	Halliburton Co.	197,579
143,890	National Oilwell Varco, Inc.*	7,227,595
137,300	Schlumberger, Ltd.	10,721,757
44,100	Smith International, Inc.	2,586,024
115,000	Weatherford International, Ltd.*	2,891,100
		28,382,463
	Packaging & Containers — 0.0%
1,300	Ball Corp.	51,337
	Pharmaceuticals — 7.2%
44,480	Abbott Laboratories	2,561,158
125,400	Allergan, Inc.**	6,458,100
30,884	Express Scripts, Inc.* **	2,279,857
85,800	Gilead Sciences, Inc.*	3,910,764
17,500	Hospira, Inc.*	668,500
153,200	Medco Health Solutions, Inc.*	6,894,000
4,800	Merck & Co., Inc./NJ	151,488
54,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR**	2,495,555
		25,419,422
	Pipelines — 0.0%
2,144	Questar Corp.	87,732
	REITS — 0.0%
1,300	Prologis REIT**	53,651
	Retail — 6.2%
1,500	Abercrombie & Fitch Co. Class A	59,175
680	Autozone, Inc.*	83,871
1,100	Best Buy Co., Inc.**	41,250

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Retail — continued
37,100	Costco Wholesale Corp.	2,408,903
147,078	CVS Caremark Corp.	4,950,646
29,200	GameStop Corp. Class A* **	998,932
28,200	Gap (The), Inc.	501,396
1,200	Lowe's Cos., Inc.	28,049
38,284	McDonald's Corp.	2,362,123
10,600	Staples, Inc.	238,500
228,500	Starbucks Corp.*	3,397,795
29,100	Target Corp.**	1,427,355
572	Tiffany & Co.**	20,317
28,000	TJX Cos., Inc.**	854,560
64,400	Wal-Mart Stores, Inc.	3,856,916
16,100	Yum! Brands, Inc.	525,021
		21,754,809
	Savings & Loans — 0.3%
64,800	Hudson City Bancorp, Inc.**	1,195,560
	Semiconductors — 1.2%
5,300	Altera Corp.**	109,604
1,000	Analog Devices, Inc.	26,350
8,100	Applied Materials, Inc.	122,553
136,000	Broadcom Corp. Class A*	2,533,680
3,800	Intel Corp.**	71,174
1,900	Linear Technology Corp.**	58,254
27,288	MEMC Electronic Materials, Inc.*	771,159
11,100	QLogic Corp.* **	170,496
8,100	Texas Instruments, Inc.	174,150
6,900	Xilinx, Inc.**	161,805
		4,199,225
	Software — 5.4%
10,100	BMC Software, Inc.*	289,163
26,124	Cerner Corp.* **	1,166,176
12,200	Compuware Corp.*	118,218
600	Fiserv, Inc.* **	28,392
900	Intuit, Inc.*	28,449
19,200	Mastercard, Inc. Class A**	3,404,736
281,457	Microsoft Corp.	7,512,087
104,200	Oracle Corp.*	2,116,302
61,400	Salesforce.com, Inc.* **	2,971,760
27,400	SAP AG, Sponsored ADR	1,463,982
		19,099,265
	Telecommunications — 3.8%
60,300	America Movil SA de CV-Series L, ADR	2,795,508
171,288	Cisco Systems, Inc.*	3,864,257

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued
9,900	Corning, Inc.**	154,836
3,100	Harris Corp.	143,220
65,428	Juniper Networks, Inc.* **	1,378,568
120,700	Qualcomm, Inc.	5,186,479
		13,522,868
	Transportation — 1.3%
5,800	Burlington Northern Santa Fe Corp.	536,094
35,900	CH Robinson Worldwide, Inc.**	1,829,464
55,300	Expeditors International Washington, Inc.	1,926,652
2,200	United Parcel Service, Inc. Class B	138,358
		4,430,568
	TOTAL COMMON STOCKS (COST $381,577,604)	340,770,252
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 29.1%
	Bank Deposits — 3.1%
10,818,416	Euro Time Deposit, 1.00%, due 10/01/2008	10,818,416
	Securities Lending Collateral — 26.0%
91,969,609	State Street Navigator Securities Lending Portfolio***	91,969,609
	TOTAL SHORT-TERM INVESTMENTS (COST $102,788,025)	102,788,025
	TOTAL INVESTMENTS — 125.5% (Cost $484,365,629)	443,558,277
	Other Assets and Liabilities (net) — (25.5)%	(90,173,107)
	NET ASSETS — 100.0%	$353,385,170

Notes to Schedule of Investments:

ADR - American Depository Receipt

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	96.4
Short-Term Investments	29.1
Other Assets and Liabilities (net)	(25.5)
100.0%

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%
	Aerospace & Defense — 4.9%
59,123	General Dynamics Corp.	4,352,635
14,950	L-3 Communications Holdings, Inc.**	1,469,884
28,293	Lockheed Martin Corp.	3,102,893
42,450	Northrop Grumman Corp.	2,569,923
96,380	United Technologies Corp.	5,788,583
		17,283,918
	Agriculture — 1.3%
2,900	Bunge, Ltd.	182,931
33,245	Philip Morris International, Inc.	1,599,084
60,100	Reynolds American, Inc.**	2,922,062
		4,704,077
	Apparel — 0.9%
46,800	Nike, Inc. Class B	3,130,920
	Auto Parts & Equipment — 1.2%
52,765	Johnson Controls, Inc.	1,600,362
34,350	Magna International, Inc. Class A	1,758,377
21,400	WABCO Holdings, Inc.	760,556
		4,119,295
	Banks — 8.5%
330,933	Bank of America Corp.**	11,582,655
1	Bank of New York Mellon Corp. (The)	33
74,326	Capital One Financial Corp.**	3,790,626
52,850	Comerica, Inc.**	1,732,952
16,400	Fifth Third Bancorp	190,179
12,800	Keycorp	144,872
430,137	National City Corp.**	752,740
16,200	Northern Trust Corp.	1,169,640
22,900	Regions Financial Corp.	230,802
51,446	State Street Corp.	2,926,248
97,466	US Bancorp	3,510,725
209,975	Wachovia Corp.**	734,913
90,468	Wells Fargo & Co.	3,395,264
		30,161,649
	Biotechnology — 1.9%
64,486	Amgen, Inc.*	3,822,085
34,200	Genentech, Inc.*	3,032,856
		6,854,941
	Chemicals — 0.9%
6,400	Air Products & Chemicals, Inc.	438,336

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
15,800	Ashland, Inc.	461,992
35,400	Mosaic Co. (The)	2,407,908
		3,308,236
	Coal — 0.2%
17,200	Walter Industries, Inc.	816,140
	Commercial Services — 0.8%
14,300	Apollo Group, Inc. Class A*	847,990
8,200	McKesson Corp.	441,242
63,500	RR Donnelley & Sons Co.	1,557,655
		2,846,887
	Computers — 2.4%
33,425	Affiliated Computer Services, Inc. Class A*	1,692,308
76,110	Hewlett-Packard Co.	3,519,326
27,420	International Business Machines Corp.	3,207,043
		8,418,677
	Cosmetics & Personal Care — 0.1%
4,700	Procter & Gamble Co.	322,869
	Diversified Financial Services — 7.7%
5,600	Ameriprise Financial, Inc.	208,342
439,975	Citigroup, Inc.	9,023,887
147,950	Fannie Mae**	226,364
255,325	Federal Home Loan Morgage Corp.**	436,606
24,049	Franklin Resources, Inc.	2,119,438
16,700	Goldman Sachs Group, Inc.**	2,137,600
168,722	JPMorgan Chase & Co.	7,879,317
170,895	Morgan Stanley**	3,930,585
52,600	SLM Corp.*	649,084
51,100	TD Ameritrade Holding Corp.*	827,820
7,025	UBS AG*	123,219
		27,562,262
	Electric — 3.7%
116,660	Edison International**	4,654,734
40,979	FirstEnergy Corp.	2,745,183
42,000	MDU Resources Group, Inc.	1,218,000
99,339	Public Service Enterprise Group, Inc.	3,257,326
32,075	Wisconsin Energy Corp.**	1,440,168
		13,315,411
	Electrical Components & Equipment — 1.4%
798,374	Alcatel-Lucent Sponsored ADR*	3,065,756

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Electrical Components & Equipment — continued
42,800	Emerson Electric Co.	1,745,812
		4,811,568
	Electronics — 0.8%
9,900	Avnet, Inc.*	243,837
93,800	Tyco Electronics, Ltd.	2,594,508
		2,838,345
	Engineering & Construction — 0.6%
37,700	Fluor Corp.	2,099,890
	Environmental Control — 0.0%
2,500	Waste Management, Inc.	78,725
	Food — 3.7%
42,775	Kraft Foods, Inc. Class A	1,400,881
224,427	Kroger Co. (The)	6,167,254
80,049	Nestle SA, Sponsored ADR	3,426,097
28,535	Safeway, Inc.	676,850
99,650	Sara Lee Corp.	1,258,580
17,768	SUPERVALU, Inc.**	385,566
		13,315,228
	Forest Products & Paper — 0.3%
24,500	Rayonier, Inc.	1,160,075
	Gas — 0.8%
22,300	Energen Corp.	1,009,744
13,300	NiSource, Inc.	192,061
29,900	Sempra Energy	1,509,053
		2,710,858
	Health Care - Products — 1.8%
22,500	Covidien, Ltd.	1,209,600
73,826	Johnson & Johnson	5,114,665
		6,324,265
	Health Care - Services — 0.5%
33,943	Aetna, Inc.	1,225,682
8,800	WellPoint, Inc.*	411,576
		1,637,258
	Home Furnishings — 0.6%
26,401	Whirlpool Corp.**	2,093,335
	Household Products & Wares — 1.2%
59,874	Kimberly-Clark Corp.	3,882,230

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Household Products & Wares — continued
9,500	Tupperware Brands Corp.	262,485
		4,144,715
	Insurance — 8.9%
14,727	ACE, Ltd.	797,172
27,272	Aflac, Inc.	1,602,230
79,724	Allstate Corp. (The)	3,676,871
30,700	AON Corp.	1,380,272
20,000	Assurant, Inc.	1,100,000
21,300	Axis Capital Holdings, Ltd.	675,423
73,184	Chubb Corp.	4,017,801
13,600	CNA Financial Corp.**	356,864
119,718	Fidelity National Financial, Inc. Class A**	1,759,855
76,300	Genworth Financial, Inc. Class A	656,943
35,300	Hartford Financial Services Group, Inc.	1,446,947
41,535	Lincoln National Corp.	1,778,113
56,587	Metlife, Inc.	3,168,872
42,402	Torchmark Corp.	2,535,640
122,709	Travelers Cos., Inc. (The)	5,546,447
73,800	XL Capital, Ltd. Class A**	1,323,972
		31,823,422
	Iron & Steel — 0.3%
13,300	Nucor Corp.**	525,350
5,600	United States Steel Corp.	434,616
		959,966
	Leisure Time — 0.2%
14,400	Carnival Corp.	509,040
5,200	Royal Caribbean Cruises, Ltd.	107,900
		616,940
	Machinery - Construction & Mining — 0.4%
26,131	Caterpillar, Inc.	1,557,408
	Machinery - Diversified — 0.4%
9,000	Cummins, Inc.	393,480
22,293	Deere & Co.	1,103,504
		1,496,984
	Media — 1.4%
89,080	Comcast Corp. Class A	1,748,641
14,200	DISH Network Corp. Class A*	298,200
115,629	Time Warner, Inc.	1,515,896
50,928	Walt Disney Co. (The)	1,562,980
		5,125,717

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Mining — 1.0%
25,900	Alcoa, Inc.	584,822
37,529	BHP Billiton, Ltd., Sponsored ADR	1,951,133
19,457	Freeport-McMoran Copper & Gold, Inc. Class B	1,106,130
		3,642,085
	Miscellaneous - Manufacturing — 2.1%
299,391	General Electric Co.	7,634,471
	Oil & Gas — 9.2%
24,402	Anadarko Petroleum Corp.	1,183,741
16,931	Apache Corp.	1,765,565
25,950	BP Plc, Sponsored ADR	1,301,911
52,955	ConocoPhillips	3,878,954
11,960	Diamond Offshore Drilling, Inc.	1,232,598
175,423	Exxon Mobil Corp.**	13,623,350
24,398	Hess Corp.	2,002,588
3,800	Noble Corp.**	166,820
17,400	Noble Energy, Inc.	967,266
43,289	Occidental Petroleum Corp.	3,049,710
15,879	Transocean, Inc.*	1,744,149
13,000	Unit Corp.*	647,660
28,268	XTO Energy, Inc.	1,315,027
		32,879,339
	Oil & Gas Services — 1.8%
4,300	Baker Hughes, Inc.	260,322
67,273	Halliburton Co.	2,178,972
26,064	National Oilwell Varco, Inc.*	1,309,195
34,300	Schlumberger, Ltd.	2,678,487
		6,426,976
	Pharmaceuticals — 6.1%
15,336	Abbott Laboratories	883,047
66,126	AmerisourceBergen Corp.	2,489,644
91,526	Bristol-Myers Squibb Co.	1,908,317
27,200	Herbalife, Ltd.**	1,074,944
177,202	Merck & Co., Inc./NJ	5,592,495
9,100	NBTY, Inc.*	268,632
338,300	Pfizer, Inc.	6,238,252
173,109	Schering-Plough Corp.	3,197,323
		21,652,654
	Pipelines — 0.3%
24,500	ONEOK, Inc.	842,800
400	Spectra Energy Corp.	9,520
5,400	Williams Cos., Inc.	127,710
		980,030

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	REITS — 2.0%
14,253	AvalonBay Communities, Inc. REIT	1,402,780
13,199	Boston Properties, Inc. REIT	1,236,219
7,100	CBL & Associates Properties, Inc. REIT**	142,568
33,500	Prologis REIT**	1,382,545
13,000	Public Storage REIT**	1,287,130
17,852	Simon Property Group, Inc. REIT	1,731,644
		7,182,886
	Retail — 5.0%
43,855	Best Buy Co., Inc.	1,644,562
61,487	CVS Caremark Corp.	2,069,652
87,250	Home Depot, Inc.	2,258,902
63,800	JC Penney Co., Inc.**	2,127,092
24,025	Kohl's Corp.*	1,107,072
35,340	Limited Brands, Inc.**	612,089
28,500	Macy's, Inc.	512,430
64,923	Staples, Inc.	1,460,768
24,757	TJX Cos., Inc.	755,584
85,459	Wal-Mart Stores, Inc.	5,118,140
		17,666,291
	Savings & Loans — 0.3%
56,000	Hudson City Bancorp, Inc.**	1,033,200
	Semiconductors — 0.2%
15,800	Broadcom Corp. Class A*	294,354
11,100	Intel Corp.	207,903
32,100	Marvell Technology Group, Ltd.* **	298,530
		800,787
	Software — 2.1%
113,025	CA, Inc.	2,255,979
194,800	Microsoft Corp.	5,199,212
		7,455,191
	Telecommunications — 4.8%
360,455	AT&T, Inc.	10,063,903
309,950	Motorola, Inc.	2,213,043
145,107	Verizon Communications, Inc.	4,656,484
		16,933,430
	Toys, Games & Hobbies — 1.6%
306,124	Mattel, Inc.	5,522,477

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.7%
25,464	Burlington Northern Santa Fe Corp.	2,353,638
	TOTAL COMMON STOCKS (COST $390,463,335)	337,803,436
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 17.1%
	Bank Deposits — 2.4%
8,460,635	Euro Time Deposit, 1.00%, due 10/01/2008	8,460,635
	Securities Lending Collateral — 14.7%
52,374,420	State Street Navigator Securities Lending Portfolio***	52,374,420
	TOTAL SHORT-TERM INVESTMENTS (COST $60,835,055)	60,835,055
	TOTAL INVESTMENTS — 112.1% (Cost $451,298,390)	398,638,491
	Other Assets and Liabilities (net) — (12.1)%	(43,043,852)
	NET ASSETS — 100.0%	$355,594,639

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	95.0
Short-Term Investments	17.1
Other Assets and Liabilities (net)	(12.1)
100.0%

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%
	Advertising — 0.3%
11,970	Lamar Advertising Co. Class A*	369,753
	Aerospace & Defense — 1.4%
14,690	Aerovironment, Inc.*	469,346
11,460	Alliant Techsystems, Inc.*	1,076,552
31,225	BE Aerospace, Inc.*	494,292
		2,040,190
	Auto Parts & Equipment — 0.2%
38,550	Amerigon, Inc. Class A*	253,659
	Banks — 1.3%
47,600	Huntington Bancshares, Inc.**	380,324
26,000	PrivateBancorp, Inc.**	1,083,160
11,100	Zions Bancorporation**	429,570
		1,893,054
	Beverages — 0.4%
19,540	Hansen Natural Corp.*	591,085
	Biotechnology — 5.2%
45,182	Alexion Pharmaceuticals, Inc.* **	1,775,653
28,997	Charles River Laboratories International, Inc.*	1,610,203
67,434	Illumina, Inc.* **	2,733,100
23,075	Invitrogen Corp.* **	872,235
5,930	Millipore Corp.*	407,984
		7,399,175
	Chemicals — 0.7%
15,460	Airgas, Inc.**	767,589
7,693	OM Group, Inc.* **	173,093
		940,682
	Coal — 1.2%
10,750	Consol Energy, Inc.**	493,318
27,450	Massey Energy Co.**	979,141
5,967	Walter Industries, Inc.	283,134
		1,755,593
	Commercial Services — 8.4%
11,924	Apollo Group, Inc. Class A* **	707,093
4,800	Capella Education Co.*	205,728
15,210	Coinstar, Inc.*	486,720
46,450	Corinthian Colleges, Inc.* **	696,750
20,160	Corrections Corp. of America* **	500,976
37,949	DeVry, Inc.**	1,879,994

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
42,660	Genpact, Ltd.*	443,237
26,175	Geo Group (The), Inc.* **	528,997
32,280	Healthcare Services Group	590,401
41,700	Iron Mountain, Inc.*	1,017,897
11,138	ITT Educational Services, Inc.* **	901,176
53,925	Navigant Consulting, Inc.* **	1,072,568
19,458	Parexel International Corp.* **	557,666
41,520	Quanta Services, Inc.* **	1,121,455
30,480	Ritchie Bros Auctioneers, Inc.	712,013
14,440	VistaPrint, Ltd.* **	474,210
		11,896,881
	Computers — 1.2%
83,400	Brocade Communications Systems, Inc.*	485,388
28,288	Micros Systems, Inc.* **	754,158
20,880	NCR Corp.*	460,404
		1,699,950
	Cosmetics & Personal Care — 0.9%
12,310	Chattem, Inc.*	962,396
42,510	Physicians Formula Holdings, Inc.*	252,934
		1,215,330
	Distribution & Wholesale — 1.6%
39,461	LKQ Corp.* **	669,653
30,150	WESCO International, Inc.*	970,227
7,450	WW Grainger, Inc.	647,927
		2,287,807
	Diversified Financial Services — 3.1%
18,228	Affiliated Managers Group* **	1,510,190
15,100	Eaton Vance Corp.	531,973
28,790	Evercore Partners, Inc. Class A	517,644
31,439	Invesco, Ltd.**	659,590
8,070	Oppenheimer Holdings, Inc. Class A	200,540
19,640	Raymond James Financial, Inc.	647,727
34,310	TradeStation Group, Inc.*	320,798
		4,388,462
	Electrical Components & Equipment — 1.3%
16,800	Ametek, Inc.	684,936
14,588	Energizer Holdings, Inc.* **	1,175,063
		1,859,999
	Electronics — 5.4%
53,493	Amphenol Corp. Class A	2,147,209
26,970	Cogent, Inc.*	275,634

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued
9,690	Dolby Laboratories, Inc. Class A*	340,991
26,590	Flir Systems, Inc.*	1,021,588
48,680	Gentex Corp.	696,124
6,227	Itron, Inc.* **	551,276
14,950	Mettler Toledo International, Inc.*	1,465,100
14,509	PerkinElmer, Inc.	362,290
16,949	Trimble Navigation, Ltd.* **	438,301
6,045	Waters Corp.*	351,698
		7,650,211
	Energy - Alternate Sources — 0.1%
5,815	Suntech Power Holdings Co., Ltd., ADR* **	208,584
	Engineering & Construction — 2.0%
23,616	Emcor Group, Inc.* **	621,573
6,144	Foster Wheeler, Ltd.*	221,860
31,309	McDermott International, Inc.*	799,945
30,601	URS Corp.* **	1,122,139
		2,765,517
	Entertainment — 0.7%
18,575	DreamWorks Animation SKG, Inc. Class A*	584,184
13,090	National CineMedia, Inc.	144,644
37,150	Pinnacle Entertainment, Inc.*	280,854
		1,009,682
	Environmental Control — 1.5%
32,890	Energy Recovery, Inc.*	315,415
16,227	Republic Services, Inc.**	486,485
36,683	Waste Connections, Inc.* **	1,258,227
		2,060,127
	Food — 1.0%
37,050	Smithfield Foods, Inc.* **	588,354
69,800	Tyson Foods, Inc. Class A**	833,412
		1,421,766
	Hand & Machine Tools — 0.3%
16,140	Kennametal, Inc.	437,717
	Health Care - Products — 4.9%
37,717	Gen-Probe, Inc.* **	2,000,887
7,894	Haemonetics Corp.* **	487,218
13,360	Henry Schein, Inc.*	719,302
21,915	Hologic, Inc.* **	423,617
22,643	Immucor, Inc.* **	723,670
23,290	Natus Medical, Inc.*	527,751

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued
23,277	NuVasive, Inc.* **	1,148,255
11,721	STERIS Corp.	440,475
5,751	Techne Corp.*	414,762
		6,885,937
	Health Care - Services — 4.2%
3,820	Covance, Inc.*	337,726
38,858	DaVita, Inc.* **	2,215,295
12,510	Laboratory Corp. of America Holdings*	869,445
22,726	Pediatrix Medical Group, Inc.* **	1,225,386
35,616	Psychiatric Solutions, Inc.* **	1,351,627
		5,999,479
	Home Builders — 0.4%
21,300	Toll Brothers, Inc.* **	537,399
	Home Furnishings — 0.3%
12,260	Harman International Industries, Inc.	417,698
	Household Products & Wares — 1.0%
21,700	Church & Dwight Co., Inc.	1,347,353
	Housewares — 0.4%
33,410	Newell Rubbermaid, Inc.	576,657
	Insurance — 0.3%
23,790	eHealth, Inc.*	380,640
	Internet — 3.6%
3,300	Blue Nile, Inc.*	141,471
46,700	Check Point Software Technologies*	1,061,958
12,750	Equinix, Inc.*	885,615
15,777	F5 Networks, Inc.* **	368,866
18,680	GSI Commerce, Inc.*	289,167
28,990	NetFlix, Inc.*	895,211
7,068	priceline.com, Inc.* **	483,663
39,165	VeriSign, Inc.* **	1,021,423
		5,147,374
	Leisure Time — 0.6%
12,570	Life Time Fitness, Inc.*	393,064
12,808	WMS Industries, Inc.* **	391,540
		784,604
	Lodging — 0.2%
10,720	Choice Hotels International, Inc.	290,512

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Machinery - Construction & Mining — 0.3%
9,848	Joy Global, Inc.**	444,539
	Machinery - Diversified — 2.0%
9,358	AGCO Corp.* **	398,744
44,052	Idex Corp.	1,366,493
7,420	Rockwell Automation, Inc.	277,063
12,500	Roper Industries, Inc.	712,000
		2,754,300
	Media — 0.4%
5,311	Central European Media Enterprises, Ltd.* **	347,340
92,590	Entravision Communications Corp.*	249,067
		596,407
	Metal Fabricate & Hardware — 0.3%
19,120	Sims Group, Ltd., Sponsored ADR**	441,672
	Miscellaneous - Manufacturing — 1.0%
10,900	Actuant Corp. Class A**	275,116
14,800	Aptargroup, Inc.**	578,828
8,410	Teleflex, Inc.**	533,951
		1,387,895
	Oil & Gas — 6.2%
9,957	Atwood Oceanics, Inc.* **	362,435
38,795	Continental Resources, Inc./OK* **	1,521,928
25,330	Delta Petroleum Corp.*	343,981
78,255	Denbury Resources, Inc.* **	1,489,975
29,270	OPTI Canada, Inc.*	299,432
6,351	Penn Virginia Corp.	339,397
32,196	PetroHawk Energy Corp.*	696,399
29,520	Quicksilver Resources, Inc.*	579,478
17,100	Range Resources Corp.	733,077
62,080	Rex Energy Corp.*	978,381
4,441	Unit Corp.*	221,251
16,150	Whiting Petroleum Corp.*	1,150,849
		8,716,583
	Oil & Gas Services — 4.4%
46,025	BJ Services Co.**	880,458
8,552	Core Laboratories NV**	866,489
19,600	Dresser-Rand Group, Inc.*	616,812
30,387	Exterran Holdings, Inc.* **	971,169
25,781	Hornbeck Offshore Services, Inc.* **	995,662
13,550	Oceaneering International, Inc.* **	722,486
7,503	Smith International, Inc.	439,976
34,867	Tesco Corp.*	730,115
		6,223,167

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Packaging & Containers — 0.9%
40,750	Crown Holdings, Inc.*	905,058
18,200	Packaging Corp. of America**	421,876
		1,326,934
	Pharmaceuticals — 5.5%
29,220	Amylin Pharmaceuticals, Inc.*	590,828
28,925	Dentsply International, Inc.**	1,085,845
78,975	Elan Corp. Plc, Sponsored ADR* **	842,663
36,468	NeurogesX, Inc.*	78,406
37,600	OSI Pharmaceuticals, Inc.* **	1,853,304
20,342	Patterson Cos., Inc.*	618,600
22,926	Perrigo Co.**	881,734
17,750	Progenics Pharmaceuticals, Inc.*	236,253
71,025	Santarus, Inc.* **	144,181
30,825	Shire, Ltd. ADR, ADR**	1,471,894
		7,803,708
	Pipelines — 0.2%
8,425	Equitable Resources, Inc.	309,029
	Real Estate — 0.7%
72,720	CB Richard Ellis Group, Inc. Class A*	972,266
	REITS — 0.2%
21,725	Annaly Capital Management, Inc. REIT	292,201
	Retail — 5.4%
9,840	Advance Auto Parts, Inc.	390,254
21,255	Copart, Inc.*	807,690
23,910	Dick's Sporting Goods, Inc.*	468,158
33,300	Foot Locker, Inc.	538,128
20,256	GameStop Corp. Class A* **	692,958
64,445	O'Reilly Automotive, Inc.*	1,725,192
49,390	Petsmart, Inc.**	1,220,427
47,130	Texas Roadhouse, Inc. Class A*	423,699
12,080	Tractor Supply Co.*	507,964
25,860	Urban Outfitters, Inc.* **	824,158
		7,598,628
	Semiconductors — 2.9%
15,500	ATMI, Inc.* **	278,690
11,910	Cavium Networks, Inc.*	167,693
30,840	Formfactor, Inc.*	537,233
34,520	Integrated Device Technology, Inc.*	268,565
38,670	Intellon Corp.*	141,532
10,830	Linear Technology Corp.	332,048
17,527	Microchip Technology, Inc.	515,820

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued
20,571	Microsemi Corp.* **	524,149
47,040	Tessera Technologies, Inc.*	768,633
21,132	Varian Semiconductor Equipment Associates, Inc.* **	530,836
		4,065,199
	Software — 6.8%
34,812	ACI Worldwide, Inc.* **	609,906
24,718	Ansys, Inc.* **	936,071
18,179	Autodesk, Inc.* **	609,905
38,275	BMC Software, Inc.* **	1,095,813
39,390	Citrix Systems, Inc.*	994,991
5,991	Concur Technologies, Inc.* **	229,216
18,890	Global Payments, Inc.	847,405
30,690	Medassets, Inc.*	527,868
4,000	MSCI, Inc. Class A*	96,000
79,000	Nuance Communications, Inc.* **	963,010
21,002	Omniture, Inc.* **	385,597
10,800	Red Hat, Inc.* **	162,756
41,025	Satyam Computer Services, Ltd., ADR**	662,554
52,620	THQ, Inc.*	633,545
39,500	VeriFone Holdings, Inc.* **	653,330
13,094	Verint Systems, Inc.*	218,015
		9,625,982
	Telecommunications — 4.2%
8,996	CommScope, Inc.* **	311,621
61,425	Comverse Technology, Inc.*	587,837
30,910	MetroPCS Communications, Inc.*	432,431
21,510	NeuStar, Inc. Class A*	427,834
25,480	Neutral Tandem, Inc.*	472,399
23,040	Nice Systems, Ltd., Sponsored ADR*	627,610
34,900	Polycom, Inc.* **	807,237
54,269	SBA Communications Corp.* **	1,403,939
44,570	Switch & Data Facilities Co., Inc.*	554,897
35,320	tw telecom, Inc. Class A*	366,975
		5,992,780
	Transportation — 1.6%
6,692	Excel Maritime Carriers, Ltd.**	100,915
9,188	Expeditors International Washington, Inc.	320,110
20,025	Kansas City Southern* **	888,309
15,271	Kirby Corp.* **	579,382
21,599	UTI Worldwide, Inc.**	367,615
		2,256,331
	TOTAL COMMON STOCKS (COST $154,317,503)	137,320,498

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 31.3%
	Bank Deposits — 2.9%
4,110,841	Euro Time Deposit, 1.00%, due 10/01/2008	4,110,841
	Securities Lending Collateral — 28.4%
40,081,585	State Street Navigator Securities Lending Portfolio***	40,081,585
	TOTAL SHORT-TERM INVESTMENTS (COST $44,192,426)	44,192,426
	TOTAL INVESTMENTS — 128.4% (Cost $198,509,929)	181,512,924
	Other Assets and Liabilities (net) — (28.4)%	(40,111,152)
	NET ASSETS — 100.0%	$141,401,772

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.1
Short-Term Investments	31.3
Other Assets and Liabilities (net)	(28.4)
100.0%

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.3%
	Advertising — 0.3%
184,400	APAC Customer Services, Inc.*	396,460
	Aerospace & Defense — 1.0%
2,400	Alliant Techsystems, Inc.* **	225,456
200	DRS Technologies, Inc.**	15,350
11,800	Ducommun, Inc.**	281,784
21,000	GenCorp, Inc.* **	141,540
4,200	Goodrich Corp.**	174,720
22,400	Kaman Corp.**	637,952
		1,476,802
	Agriculture — 0.1%
4,100	Universal Corp/Richmond VA**	201,269
	Airlines — 0.2%
21,200	Delta Air Lines, Inc.* **	157,940
20,100	Northwest Airlines Corp.*	181,503
		339,443
	Apparel — 0.8%
30,400	Maidenform Brands, Inc.*	441,104
9,900	Steven Madden, Ltd.*	245,322
8,600	Weyco Group, Inc.**	287,842
6,600	Wolverine World Wide, Inc.**	174,636
		1,148,904
	Auto Parts & Equipment — 0.5%
16,900	ATC Technology Corp./IL*	401,206
22,800	Cooper Tire & Rubber Co.	196,080
12,347	Exide Technologies*	91,121
		688,407
	Banks — 7.2%
16,800	Associated Banc-Corp.**	335,160
23,200	Bank Mutual Corp.	263,320
5,500	Bank of Hawaii Corp.	293,975
5,800	Bank of the Ozarks, Inc.**	156,600
11,900	Banner Corp.**	142,919
19,800	Boston Private Financial Holdings, Inc.**	173,052
7,900	City Bank/Lynnwood WA**	123,240
4,600	City Holding Co.**	194,350
6,600	City National Corp.**	358,380
4,200	Commerce Bancshares, Inc.	194,880
11,200	Commonwealth Bankshares	159,152
12,900	Community Bancorp* **	82,044
2,500	First Financial Corp.	117,450

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Banks — continued
23,601	First Horizon National Corp.**	220,906
12,400	First Regional Bancorp* **	77,500
9,500	First State Bancorporation**	50,730
9,200	Great Southern Bancorp, Inc.**	117,300
42,300	Hanmi Financial Corp.**	213,615
36,100	Huntington Bancshares, Inc.**	288,439
10,700	Integra Bank Corp.**	85,386
11,800	Mercantile Bank Corp.**	94,164
29,350	NewBridge Bancorp	140,000
4,500	Northrim BanCorp, Inc.	73,800
19,500	Pacific Capital Bancorp NA**	396,825
7,900	PacWest Bancorp**	225,861
140,000	People's United Financial, Inc.**	2,695,000
12,800	Southwest Bancorp, Inc.**	226,176
9,500	StellarOne Corp.**	196,365
7,900	Susquehanna Bancshares, Inc.**	154,208
24,300	TCF Financial Corp.**	437,400
12,000	Texas Capital Bancshares, Inc.*	249,120
177,700	UCBH Holdings, Inc.**	1,139,057
2,900	Univest Corp. of Pennsylvania**	107,300
13,900	Webster Financial Corp.**	350,975
12,800	West Coast Bancorp**	187,648
12,400	Wilmington Trust Corp.**	357,492
		10,679,789
	Beverages — 0.1%
4,900	Pepsi Bottling Group, Inc.	142,933
	Biotechnology — 0.1%
19,300	Affymetrix, Inc.*	149,382
	Building Materials — 1.6%
14,100	Armstrong World Industries, Inc.**	407,490
79,050	Gibraltar Industries, Inc.**	1,479,026
35,100	LSI Industries, Inc.**	290,277
5,700	NCI Building Systems, Inc.* **	180,975
		2,357,768
	Chemicals — 2.1%
10,600	Ashland, Inc.	309,944
8,100	Eastman Chemical Co.**	445,986
100	FMC Corp.	5,139
11,100	HB Fuller Co.**	231,657
16,900	Huntsman Corp.	212,940
58,700	ICO, Inc.* **	329,307
30,600	Landec Corp.* **	250,614
400	Lubrizol Corp.**	17,256

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
25,800	PolyOne Corp.* **	166,410
36,300	Rockwood Holdings, Inc.*	931,458
28,300	Spartech Corp.	280,170
		3,180,881
	Commercial Services — 3.6%
67,000	Advance America Cash Advance Centers, Inc.**	200,330
47,700	answerthink, Inc.*	259,488
12,000	Barrett Business Services, Inc.	155,760
12,000	CDI Corp.**	267,960
25,300	Convergys Corp.* **	373,934
12,000	Electro Rent Corp.	161,160
16,100	Gevity HR, Inc.**	117,208
30,750	Healthcare Services Group**	562,418
3,300	Hewitt Associates, Inc. Class A*	120,252
158,750	Hooper Holmes, Inc.* **	206,375
28,900	Learning Tree International, Inc.*	359,805
5,200	MAXIMUS, Inc.	191,568
37,050	Monro Muffler, Inc.	854,373
16,300	MPS Group, Inc.*	164,304
6,600	Multi-Color Corp.**	157,674
1,100	Pharmaceutical Product Development, Inc.**	45,485
15,300	SAIC, Inc.*	309,519
46,400	Service Corp. International, US	387,904
50,700	Source Interlink Cos., Inc.* **	52,728
20,956	United Rentals, Inc.* **	319,369
11,300	Volt Information Sciences, Inc.* **	101,474
		5,369,088
	Computers — 1.9%
245,400	Brocade Communications Systems, Inc.*	1,428,228
11,200	COMSYS IT Partners, Inc.*	108,864
15,100	Cray, Inc.* **	78,218
30,200	Dot Hill Systems Corp.*	67,950
4,000	DST Systems, Inc.* **	223,960
15,800	Hutchinson Technology, Inc.*	182,964
6,000	Imation Corp.**	135,540
7,000	Lexmark International, Inc. Class A* **	227,990
39,300	Pomeroy IT Solutions, Inc.*	177,243
27,500	Qualstar Corp.	82,225
21,900	Smart Modular Technologies WWH, Inc.* **	65,700
		2,778,882
	Cosmetics & Personal Care — 1.2%
12,400	Alberto-Culver Co.	337,776
69,900	Elizabeth Arden, Inc.*	1,372,137
		1,709,913

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Distribution & Wholesale — 1.5%
84,500	Bell Microproducts, Inc.* **	152,100
7,300	Houston Wire & Cable Co.**	125,341
15,600	Ingram Micro, Inc. Class A*	250,692
54,500	Navarre Corp.*	79,025
4,600	Tech Data Corp.*	137,310
4,900	United Stationers, Inc.* **	234,367
39,650	WESCO International, Inc.* **	1,275,937
		2,254,772
	Diversified Financial Services — 0.5%
27,700	Advanta Corp. Class B**	227,971
14,400	AmeriCredit Corp.* **	145,872
174,700	Friedman Billings Ramsey Group, Inc. Class A* **	349,400
		723,243
	Electric — 2.9%
3,600	Alliant Energy Corp.	115,956
25,800	CMS Energy Corp.**	321,726
800	Integrys Energy Group, Inc.**	39,952
3,700	Mirant Corp.*	67,673
7,100	Northeast Utilities	182,115
9,100	NorthWestern Corp.	228,683
45,100	NRG Energy, Inc.* **	1,116,225
600	NSTAR	20,100
3,500	Pepco Holdings, Inc.	80,185
3,700	Pinnacle West Capital Corp.	127,317
11,200	Portland General Electric Co.	264,992
4,600	Puget Energy, Inc.	122,820
77,000	Reliant Energy, Inc.*	565,950
9,500	SCANA Corp.**	369,835
1,700	TECO Energy, Inc.**	26,741
7,800	UIL Holdings Corp.**	267,774
7,300	Wisconsin Energy Corp.**	327,770
		4,245,814
	Electrical Components & Equipment — 0.9%
10,900	Advanced Energy Industries, Inc.*	149,112
28,100	General Cable Corp.* **	1,001,203
6,400	Molex, Inc.**	143,680
		1,293,995
	Electronics — 3.8%
74,300	Arrow Electronics, Inc.* **	1,948,146
77,700	Avnet, Inc.*	1,913,751
37,400	Coherent, Inc.* **	1,329,570
25,300	CTS Corp.**	323,334
5,900	Cubic Corp.	145,081
		5,659,882

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy-Alternate Sources — 0.1%
40,400	Aventine Renewable Energy Holdings, Inc.* **	127,664
	Engineering & Construction — 0.4%
6,900	Emcor Group, Inc.* **	181,608
11,500	Insituform Technologies, Inc. Class A* **	172,040
13,900	Sterling Construction Co., Inc.* **	225,180
1,000	URS Corp.*	36,670
		615,498
	Environmental Control — 0.2%
23,700	Allied Waste Industries, Inc.*	263,307
	Food — 2.1%
17,400	Chiquita Brands International, Inc.* **	275,094
5,100	Corn Products International, Inc.	164,628
47,700	Del Monte Foods Co.	372,060
11,600	Diamond Foods, Inc.	325,148
2,000	Flowers Foods, Inc.	58,720
8,100	Fresh Del Monte Produce, Inc.* **	179,820
11,500	Ingles Markets, Inc.**	262,545
5,600	Lancaster Colony Corp.**	210,896
48,400	Smithfield Foods, Inc.* **	768,592
12,400	SUPERVALU, Inc.**	269,080
20,500	Tyson Foods, Inc. Class A**	244,770
		3,131,353
	Forest Products & Paper — 5.4%
115,477	AbitibiBowater, Inc.* **	446,896
361,600	Domtar Corp.* **	1,663,360
58,000	MeadWestvaco Corp.**	1,351,980
17,200	Mercer International, Inc.*	62,952
8,800	Neenah Paper, Inc.**	174,240
1,100	Potlatch Corp.	51,029
3,200	Rayonier, Inc.**	151,520
136,900	Sappi, Ltd., Sponsored ADR**	1,369,000
10,500	Schweitzer-Mauduit International, Inc.	199,395
101,944	Temple-Inland, Inc.**	1,555,665
102,800	Wausau Paper Corp.**	1,041,364
		8,067,401
	Gas — 0.8%
6,000	AGL Resources, Inc.	188,280
20,700	NiSource, Inc.	305,532
8,400	Southern Union Co.	173,460
9,800	Vectren Corp.	272,930
5,700	WGL Holdings, Inc.	184,965
		1,125,167

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Hand & Machine Tools — 1.2%
39,200	Kennametal, Inc.	1,063,104
12,200	Lincoln Electric Holdings, Inc.**	784,582
		1,847,686
	Health Care - Products — 1.7%
34,300	Cantel Medical Corp. Class B* **	329,966
43,906	Cardiac Science Corp.*	454,866
18,500	DEL Global Technologies Corp.*	24,050
26,000	EDAP TMS SA, ADR* **	50,700
8,300	Hanger Orthopedic Group, Inc.* **	144,835
100,100	HealthTronics, Inc.* **	292,292
14,600	Hill-Rom Holdings, Inc.**	442,526
21,600	Home Diagnostics, Inc.*	209,088
5,800	ICU Medical, Inc.* **	176,378
20,200	Medical Action Industries, Inc.*	265,226
7,300	Palomar Medical Technologies, Inc.*	98,258
32,560	SeraCare Life Sciences, Inc.*	100,936
		2,589,121
	Health Care - Services — 3.3%
80,800	Allied Healthcare International, Inc.* **	153,520
17,500	American Dental Partners, Inc.* **	204,750
8,300	AMERIGROUP Corp.* **	209,492
10,000	Apria Healthcare Group, Inc.*	182,400
12,200	Centene Corp.* **	250,222
53,900	Community Health Systems, Inc.* **	1,579,809
20,700	Ensign Group (The), Inc.**	353,763
46,500	Five Star Quality Care, Inc.* **	174,375
26,000	Health Management Associates, Inc. Class A*	108,160
10,500	Health Net, Inc.*	247,800
8,200	Kindred Healthcare, Inc.*	226,074
7,700	LifePoint Hospitals, Inc.* **	247,478
500	Magellan Health Services, Inc.* **	20,530
6,600	Medcath Corp.* **	118,272
48,400	NovaMed, Inc.* **	229,416
22,500	RehabCare Group, Inc.* **	407,250
4,000	Universal Health Services, Inc. Class B**	224,120
		4,937,431
	Home Builders — 0.5%
12,800	KB Home**	251,904
500	NVR, Inc.* **	286,000
51,000	Standard Pacific Corp.* **	250,410
		788,314
	Home Furnishings — 0.2%
13,600	Universal Electronics, Inc.* **	339,728

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Household Products & Wares — 1.9%
22,300	American Greetings Corp. Class A**	340,967
22,000	Blyth, Inc.**	249,480
4,300	CSS Industries, Inc.**	110,682
22,300	Ennis, Inc.	344,758
23,250	Fossil, Inc.* **	656,348
7,400	Helen of Troy, Ltd.* **	168,498
18,600	Russ Berrie & Co., Inc.*	142,662
23,600	Standard Register Co. (The)**	232,460
14,700	WD-40 Co.**	528,171
		2,774,026
	Housewares — 1.1%
98,600	Newell Rubbermaid, Inc.**	1,701,836
	Insurance — 10.2%
10,400	Affirmative Insurance Holdings, Inc.**	32,864
6,400	Allied World Assurance Co. Holdings, Ltd./Bermuda	227,328
46,900	American Equity Investment Life Holding Co.**	351,750
35,600	American Financial Group, Inc.**	1,050,200
8,500	American Physicians Service Group, Inc.	179,945
22,700	American Safety Insurance Holdings, Ltd.* **	342,997
27,100	Amerisafe, Inc.*	493,220
4,600	Arch Capital Group, Ltd.*	335,938
8,100	Aspen Insurance Holdings, Ltd.**	222,750
6,500	Axis Capital Holdings, Ltd.	206,115
9,800	Castlepoint Holdings, Ltd.**	109,074
20,800	CNA Financial Corp.**	545,792
55,400	Conseco, Inc.*	195,008
63,300	CRM Holdings, Ltd.*	170,910
28,000	Donegal Group, Inc. Class A**	507,640
8,900	EMC Insurance Group, Inc.**	262,372
7,200	Endurance Specialty Holdings, Ltd.**	222,624
46,550	Hanover Insurance Group (The), Inc.	2,118,956
7,500	IPC Holdings, Ltd.**	226,575
23,800	Kingsway Financial Services, Inc.	166,124
100	Markel Corp.*	35,150
86,367	Meadowbrook Insurance Group, Inc.	609,751
13,300	Montpelier Re Holdings, Ltd.**	219,583
34,200	Old Republic International Corp.**	436,050
7,900	PartnerRe, Ltd.	537,911
32,700	PMA Capital Corp. Class A*	288,414
56,100	PMI Group (The), Inc.**	165,495
5,700	RenaissanceRe Holdings, Ltd.	296,400
31,800	SeaBright Insurance Holdings, Inc.*	413,400
11,500	StanCorp Financial Group, Inc.**	598,000
69,600	Tower Group, Inc.**	1,639,776
9,200	United America Indemnity, Ltd.*	130,916

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
8,700	Unitrin, Inc.	216,978
52,900	Unum Group	1,327,790
13,400	WR Berkley Corp.**	315,570
		15,199,366
	Internet — 0.6%
29,800	i2 Technologies, Inc.* **	402,002
111,200	Lionbridge Technologies* **	271,328
52,500	SupportSoft, Inc.*	157,500
23,000	Website Pros, Inc.* **	124,200
		955,030
	Investment Companies — 0.2%
92,358	MCG Capital Corp.**	241,978
	Iron & Steel — 1.1%
27,200	Carpenter Technology Corp.	697,680
22,700	Material Sciences Corp.*	130,525
21,600	Reliance Steel & Aluminum Co.	820,152
		1,648,357
	Leisure Time — 0.1%
12,400	Arctic Cat, Inc.**	113,460
14,800	Nautilus, Inc.* **	67,636
		181,096
	Lodging — 0.2%
17,600	Wyndham Worldwide Corp.	276,496
	Machinery - Diversified — 2.2%
22,400	Columbus McKinnon Corp.* **	527,968
35,550	Gerber Scientific, Inc.* **	324,927
20,100	Intevac, Inc.*	213,864
1,800	NACCO Industries, Inc. Class A	170,136
46,700	Presstek, Inc.* **	263,388
52,550	Sauer-Danfoss, Inc.**	1,297,459
12,300	Tecumseh Products Co. Class A* **	307,992
6,200	Tennant Co.**	212,412
		3,318,146
	Media — 1.4%
36,600	Cox Radio, Inc. Class A* **	386,496
31,000	Gannett Co., Inc.**	524,210
46,900	Lee Enterprises, Inc./IA**	164,150
16,000	Liberty Media Corp. - Capital* **	214,080
48,500	McClatchy Co. Class A**	213,400

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Media — continued
8,000	Media General, Inc. Class A**	99,440
26,500	Outdoor Channel Holdings, Inc.* **	233,200
134,900	Westwood One, Inc.*	74,195
12,200	World Wrestling Entertainment, Inc. Class A**	188,612
		2,097,783
	Metal Fabricate & Hardware — 0.4%
6,100	Commercial Metals Co.**	103,029
4,700	Mueller Industries, Inc.	108,147
26,500	NN, Inc.**	340,525
		551,701
	Mining — 1.0%
23,800	AngloGold Ashanti, Ltd., Sponsored ADR	549,780
15,600	Century Aluminum Co.*	431,964
36,300	Horsehead Holding Corp.* **	214,170
6,000	Kaiser Aluminum Corp.	257,700
		1,453,614
	Miscellaneous - Manufacturing — 3.3%
28,100	Acuity Brands, Inc.**	1,173,456
10,000	American Railcar Industries, Inc.**	160,400
3,200	AO Smith Corp.**	125,408
19,400	Blount International, Inc.* **	215,922
37,600	Flanders Corp.* **	236,880
242,700	Griffon Corp.* **	2,189,154
11,000	Myers Industries, Inc.**	138,710
13,600	Standex International Corp.**	377,400
1,700	Teleflex, Inc.	107,933
11,600	Tredegar Corp.	206,364
		4,931,627
	Office & Business Equipment — 0.1%
8,600	IKON Office Solutions, Inc.	146,286
	Office Furnishings — 0.1%
14,000	Steelcase, Inc. Class A**	150,500
	Oil & Gas — 3.5%
3,100	Atwood Oceanics, Inc.*	112,840
8,500	Bill Barrett Corp.*	272,935
16,100	Brigham Exploration Co.* **	176,939
5,500	Cimarex Energy Co.**	269,005
12,900	Denbury Resources, Inc.* **	245,616
12,200	Energy Partners, Ltd.* **	105,774
15,800	Grey Wolf, Inc.* **	122,924
16,400	Harvest Natural Resources, Inc.* **	165,968

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
6,700	Holly Corp.**	193,764
14,400	Patterson-UTI Energy, Inc.**	288,288
51,500	Petroquest Energy, Inc.* **	790,525
6,000	Pride International, Inc.*	177,660
34,400	St Mary Land & Exploration Co.**	1,226,360
8,700	Stone Energy Corp.*	368,271
10,400	Sunoco, Inc.	370,032
5,200	Tesoro Corp.**	85,748
17,600	Warren Resources, Inc.* **	175,648
		5,148,297
	Oil & Gas Services — 1.3%
95,500	Acergy SA, Sponsored ADR	960,730
3,000	Dresser-Rand Group, Inc.*	94,410
22,000	Global Industries, Ltd.* **	152,680
40,100	Newpark Resources* **	292,730
4,500	SEACOR Holdings, Inc.* **	355,275
5,900	Trico Marine Services, Inc.* **	100,772
		1,956,597
	Packaging & Containers — 1.1%
38,000	Packaging Corp. of America**	880,840
10,300	Pactiv Corp.*	255,749
18,900	Sonoco Products Co.	560,952
		1,697,541
	Pharmaceuticals — 2.0%
70,100	BioScrip, Inc.*	208,898
28,600	King Pharmaceuticals, Inc.* **	273,988
7,000	Matrixx Initiatives, Inc.* **	125,930
3,300	NBTY, Inc.*	97,416
10,600	Omnicare, Inc.**	304,962
7,900	Par Pharmaceutical Cos., Inc.* **	97,091
102,200	Sepracor, Inc.*	1,871,282
		2,979,567
	Pipelines — 0.6%
7,400	National Fuel Gas Co.**	312,132
16,900	ONEOK, Inc.	581,360
		893,492
	Real Estate — 0.1%
16,500	Thomas Properties Group, Inc.**	166,650
	REITS — 5.4%
500	Acadia Realty Trust REIT**	12,640
15,900	Agree Realty Corp. REIT	454,740

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
1,500	Alexandria Real Estate Equities, Inc. REIT**	168,750
4,500	AMB Property Corp. REIT	203,850
1,668	American Campus Communities, Inc. REIT**	56,512
71,000	Anthracite Capital, Inc. REIT**	380,560
94,850	Anworth Mortgage Asset Corp. REIT	561,512
3,049	Apartment Investment & Management Co. REIT Class A**	106,776
1,400	Arbor Realty Trust, Inc. REIT**	14,000
6,800	Ashford Hospitality Trust, Inc. REIT**	27,540
3,200	BioMed Realty Trust, Inc. REIT	84,640
3,900	Brandywine Realty Trust REIT	62,517
2,300	Bre Properties, Inc. REIT	112,700
1,000	Camden Property Trust REIT**	45,860
1,200	Capital Trust Inc., NY REIT Class A**	18,600
7,100	CapitalSource, Inc. REIT**	87,330
1,400	CapLease, Inc. REIT**	11,102
2,100	Capstead Mortgage Corp. REIT	22,995
26,900	Care Investment Trust, Inc. REIT**	308,812
3,300	CBL & Associates Properties, Inc. REIT**	66,264
1,600	Cedar Shopping Centers, Inc. REIT**	21,152
2,600	Chimera Investment Corp. REIT**	16,146
200	Cogdell Spencer, Inc. REIT**	3,208
2,600	Colonial Properties Trust REIT**	48,594
1,700	Corporate Office Properties Trust SBI MD REIT**	68,595
700	Cousins Properties, Inc. REIT	17,661
7,400	DCT Industrial Trust, Inc. REIT**	55,426
5,100	DiamondRock Hospitality Co. REIT**	46,410
900	Digital Realty Trust, Inc. REIT**	42,525
5,700	Douglas Emmett, Inc. REIT	131,499
6,900	Duke Realty Corp. REIT	169,602
700	EastGroup Properties, Inc. REIT	33,978
900	Education Realty Trust, Inc. REIT**	9,972
1,400	Entertainment Properties Trust REIT**	76,608
200	Equity Lifestyle Properties, Inc. REIT**	10,606
1,500	Equity One, Inc. REIT**	30,735
900	Essex Property Trust, Inc. REIT**	106,497
3,400	Extra Space Storage, Inc. REIT**	52,224
1,900	Federal Realty Invs Trust REIT**	162,640
2,300	FelCor Lodging Trust, Inc. REIT**	16,468
2,500	First Industrial Realty Trust, Inc. REIT**	71,700
800	First Potomac Realty Trust REIT**	13,752
2,500	Franklin Street Properties Corp. REIT**	32,500
500	Getty Realty Corp. REIT**	11,085
2,300	Glimcher Realty Trust REIT**	24,012
2,900	Gramercy Capital Corp., New York REIT**	7,511
300	Hatteras Financial Corp. REIT	6,960
3,700	Health Care REIT, Inc.**	196,951
2,300	Healthcare Realty Trust, Inc. REIT**	67,045

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
1,300	Hersha Hospitality Trust REIT Class A	9,672
2,500	Highwoods Properties, Inc. REIT**	88,900
800	Home Properties, Inc. REIT**	46,360
4,800	Hospitality Properties Trust REIT**	98,496
11,700	HRPT Properties Trust REIT	80,613
1,900	Inland Real Estate Corp. REIT**	29,811
2,200	Investors Real Estate Trust REIT	24,618
7,500	iStar Financial, Inc. REIT**	19,500
44,000	JER Investors Trust, Inc. REIT**	212,080
1,300	Kilroy Realty Corp. REIT**	62,127
600	Kite Realty Group Trust REIT**	6,600
1,700	Lasalle Hotel Properties REIT**	39,644
17,800	Lexington Realty Trust REIT**	306,516
4,400	Liberty Property Trust REIT	165,660
900	LTC Properties, Inc. REIT	26,388
3,100	Mack-Cali Realty Corp. REIT	104,997
1,300	Maguire Properties, Inc. REIT**	7,748
42,300	Medical Properties Trust, Inc. REIT**	480,105
6,600	MFA Mortgage Investments, Inc. REIT**	42,900
400	Mid-America Apartment Communities, Inc. REIT**	19,656
400	Mission West Properties, Inc. REIT**	3,896
100	Monmouth Real Estate Investment Corp. REIT Class A**	779
1,000	National Health Investors, Inc. REIT	34,180
3,300	National Retail Properties, Inc. REIT	79,035
4,100	Nationwide Health Properties, Inc. REIT	147,518
3,500	Newcastle Investment Corp. REIT**	22,225
3,600	NorthStar Realty Finance Corp. REIT**	27,900
2,600	Omega Healthcare Investors, Inc. REIT	51,116
600	Parkway Properties Inc. REIT**	22,716
1,800	Pennsylvania Real Estate Investment Trust REIT**	33,930
1,900	Post Properties, Inc. REIT**	53,143
400	PS Business Parks, Inc. REIT**	23,040
3,500	RAIT Financial Trust REIT**	19,215
1,000	Ramco-Gershenson Properties Trust REIT	22,420
4,800	Realty Income Corp. REIT**	122,880
1,200	Redwood Trust, Inc. REIT**	26,076
3,300	Regency Centers Corp. REIT**	220,077
2,100	Resource Capital Corp. REIT**	12,726
4,400	Senior Housing Properties Trust REIT**	104,852
900	Sovran Self Storage, Inc. REIT	40,221
4,200	Strategic Hotels & Resorts, Inc. REIT**	31,710
3,200	Sunstone Hotel Investors, Inc. REIT**	43,200
1,900	U-Store-It Trust REIT**	23,313
6,100	UDR, Inc. REIT**	159,515
400	Universal Health Realty Income Trust REIT	15,560
1,000	Urstadt Biddle Properties, Inc. REIT Class A	18,750
5,200	Ventas, Inc. REIT**	256,984

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
1,000	Washington Real Estate Investment Trust REIT**	36,630
3,400	Weingarten Realty Investors REIT**	121,278
1,100	Winthrop Realty Trust REIT	4,290
		8,011,328
	Retail — 8.8%
26,000	AC Moore Arts & Crafts, Inc.*	163,020
11,700	AnnTaylor Stores Corp.*	241,488
25,000	Autonation, Inc.* **	281,000
16,400	Barnes & Noble, Inc.**	427,712
10,100	BJ's Wholesale Club, Inc.* **	392,486
33,200	Borders Group, Inc.**	217,792
9,100	Brown Shoe Co., Inc.**	149,058
4,900	Buckle (The), Inc.**	272,146
38,000	Casey's General Stores, Inc.**	1,146,460
33,100	Cato Corp. Class A	580,905
15,900	CBRL Group, Inc.**	418,170
25,277	Charlotte Russe Holding, Inc.*	259,089
62,800	Charming Shoppes, Inc.* **	307,092
50,700	Christopher & Banks Corp.**	388,869
10,000	Citi Trends, Inc.* **	162,900
54,600	Coldwater Creek, Inc.* **	316,134
31,600	Foot Locker, Inc.	510,656
14,200	Haverty Furniture Cos., Inc.**	162,448
26,500	HOT Topic, Inc.* **	175,165
26,800	Insight Enterprises, Inc.* **	359,388
7,000	Jo-Ann Stores, Inc.* **	146,860
13,600	Jones Apparel Group, Inc.**	251,736
10,300	Kenneth Cole Productions, Inc. Class A**	151,410
8,600	Landry's Restaurants, Inc.**	133,730
15,400	McCormick & Schmick's Seafood Restaurants, Inc.* **	149,996
24,500	Morton's Restaurant Group, Inc.*	124,215
21,900	Mothers Work, Inc.* **	303,972
44,200	New York & Co., Inc.*	421,668
18,500	O'Charleys, Inc.**	161,875
299,000	Pacific Sunwear of California, Inc.*	2,012,270
19,600	Pantry (The), Inc.* **	415,324
23,900	PC Mall, Inc.* **	163,237
17,800	RadioShack Corp.**	307,584
24,500	Retail Ventures, Inc.* **	95,550
7,500	Ross Stores, Inc.	276,075
14,900	School Specialty, Inc.* **	464,731
18,200	Shoe Carnival, Inc.*	298,116
60,800	Wet Seal (The), Inc. Class A* **	220,704
		13,031,031

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Savings & Loans — 0.7%
20,000	Anchor Bancorp Wisconsin, Inc.**	147,000
8,860	BankAtlantic Bancorp, Inc. Class A	73,077
38,300	Flagstar Bancorp, Inc.**	114,134
5,800	Flushing Financial Corp.	101,500
17,800	PFF Bancorp, Inc.**	22,250
18,000	Provident Financial Services, Inc.**	297,180
7,900	Washington Federal, Inc.**	145,755
3,100	WSFS Financial Corp.**	186,000
		1,086,896
	Semiconductors — 0.3%
33,200	Amkor Technology, Inc.* **	211,484
8,600	Novellus Systems, Inc.*	168,904
17,000	Teradyne, Inc.* **	132,770
		513,158
	Software — 2.0%
41,050	American Software, Inc. Class A**	223,723
112,400	Borland Software Corp.* **	171,972
11,200	Corel Corp.*	95,200
9,300	CSG Systems International, Inc.*	163,029
5,900	EPIQ Systems, Inc.* **	80,240
45,100	GSE Systems, Inc.* **	315,700
31,600	infoGROUP, Inc.**	208,876
35,500	JDA Software Group, Inc.*	539,955
21,900	MSC.Software Corp.* **	234,330
21,900	Pegasystems, Inc.	282,729
51,700	Plato Learning, Inc.*	146,828
14,900	SPSS, Inc.*	437,464
31,700	Trident Microsystems, Inc.* **	76,080
		2,976,126
	Telecommunications — 0.8%
109,000	3Com Corp.*	253,970
4,700	Black Box Corp.**	162,291
9,000	CenturyTel, Inc.**	329,850
6,800	Embarq Corp.	275,740
37,200	Symmetricom, Inc.*	184,884
		1,206,735
	Transportation — 1.2%
4,700	Atlas Air Worldwide Holdings, Inc.*	189,457
33,100	CAI International, Inc.*	366,086
15,500	Dynamex, Inc.* **	441,130
1,900	Overseas Shipholding Group**	110,789
11,400	Pacer International, Inc.**	187,758
3,000	Ryder System, Inc.**	186,000

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued
4,700	Tidewater, Inc.**	260,192
8,300	YRC Worldwide, Inc.* **	99,268
		1,840,680
	Trucking & Leasing — 0.4%
9,300	Greenbrier Cos., Inc.	181,442
29,800	Willis Lease Finance Corp.* **	332,866
		514,308
	TOTAL COMMON STOCKS (COST $176,717,761)	146,280,545
	PREFERRED STOCKS — 0.1%
	REITS — 0.1%
8,300	Anworth Mortgage Asset Corp. REIT*	136,950
	TOTAL PREFERRED STOCKS (COST $179,382)	136,950
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 30.1%
	Bank Deposits — 1.4%
2,055,018	Euro Time Deposit, 1.00%, due 10/01/2008	2,055,018
	Securities Lending Collateral — 28.7%
42,794,149	State Street Navigator Securities Lending Prime Portfolio***	42,794,149
	TOTAL SHORT-TERM INVESTMENTS (COST $44,849,167)	44,849,167
	TOTAL INVESTMENTS — 128.5% (Cost $221,746,310)	191,266,662
	Other Assets and Liabilities (net) — (28.5)%	(42,366,495)
	NET ASSETS — 100.0%	$148,900,167

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.3
Preferred Stocks	0.1
Short-Term Investments	30.1
Other Assets and Liabilities (net)	(28.5)
100.0%

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Australia — 3.4%
5,434	ASX, Ltd.	133,215
132,974	Austria & New Zealand Banking Group, Ltd.	2,052,335
69,061	BHP Billiton, Ltd.	1,771,198
53,511	BlueScope Steel, Ltd.**	314,871
43,300	Caltex Australia, Ltd.**	429,555
68,730	CSL, Ltd., Australia	2,066,686
67,556	Foster's Group, Ltd.	294,662
543,850	Incitec Pivot, Ltd.	2,174,974
86,000	Lend Lease Corp., Ltd.	635,215
101,102	Mirvac Group**	204,052
30,000	National Australia Bank, Ltd.	608,593
13,227	Newcrest Mining, Ltd.	289,768
383,800	Qantas Airways, Ltd.	970,586
50,309	Santos, Ltd.	780,150
134,422	Stockland	599,044
58,641	Suncorp-Metway, Ltd.	448,987
32,041	Tabcorp Holdings, Ltd.	205,981
195,029	Telstra Corp., Ltd.	652,914
48,024	Westpac Banking Corp.	848,503
27,999	Woodside Petroleum, Ltd.	1,148,751
28,475	Woolworths, Ltd.	614,642
49,444	WorleyParsons, Ltd.	1,220,117
	Total Australia	18,464,799
	Austria — 0.0%
578	Flughafen Wien AG	36,355
4,726	OMV AG	197,847
	Total Austria	234,202
	Bahrain — 0.0%
1,397	Investcorp Bank BSC, GDR	28,289
	Belgium — 0.6%
8,225	AGFA-Gevaert NV*	52,230
1,537	Colruyt SA**	382,804
39,393	Dexia**	431,810
46,932	Fortis*	—
143,238	Fortis SA	898,334
13,500	Solvay SA	1,654,964
	Total Belgium	3,420,142
	Bermuda — 0.2%
40,849	Aquarius Platinum, Ltd.	202,892
23,343	Signet Jewelers, Ltd.	461,846
93,500	Yue Yuen Industrial Holdings	255,301
	Total Bermuda	920,039

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Brazil — 1.2%
47,280	Banco do Brasil SA	557,620
23,010	Cia de Concessoes Rodoviarias	298,219
66,800	Cia Vale do Rio Doce, ADR	1,279,220
36,800	Cia Vale do Rio Doce, Sponsored ADR	651,360
12,030	Empresa Brasileira de Aeronautica SA, ADR	324,930
11,486	Iochpe Maxion SA	129,749
70,848	JHSF Participacoes SA	121,205
30,700	Petroleo Brasileiro SA, ADR	1,349,265
44,998	Redecard SA	580,394
16,936	Souza Cruz SA	399,398
18,840	Tam SA, Sponsored ADR	355,322
5,100	Unibanco - Uniao de Bancos Brasileiros SA, GDR	514,692
	Total Brazil	6,561,374
	Canada — 3.2%
9,600	Agrium, Inc.	537,246
16,000	Bank of Montreal	691,497
15,900	Canadian Imperial Bank of Commerce	913,442
5,600	Canadian Natural Resources	384,500
3,400	Fairfax Financial Holdings, Ltd.	1,090,929
14,400	Industrial Alliance Insurance and Financial Services, Inc.	457,788
8,900	Inmet Mining Corp.	414,864
3,900	Magna International, Inc. Class A	200,576
33,900	National Bank of Canada	1,551,199
37,500	Nexen, Inc.	871,191
16,000	Nova Chemicals Corp.	351,994
54,100	Petro-Canada	1,801,298
15,197	Potash Corp. of Saskatchewan (NYSE)	2,006,156
17,700	Potash Corp. of Saskatchewan (Toronto Exchange)	2,296,905
11,700	Research In Motion, Ltd. (NYSE)*	789,134
15,963	Shoppers Drug Mart Corp.	770,974
34,400	Sun Life Financial, Inc.	1,203,612
14,900	Toronto-Dominion Bank	898,036
	Total Canada	17,231,341
	China — 0.2%
1,248,000	China Petroleum & Chemical Corp. Class H	990,658
	Czech Republic — 0.2%
19,926	CEZ	1,215,465
	Denmark — 0.6%
41,209	Novo Nordisk AS	2,105,921
11,350	Vestas Wind Systems AS*	985,868
	Total Denmark	3,091,789

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Egypt — 0.1%
4,426	Eastern Tobacco	203,467
10,102	Egyptian Co. for Mobile Services	195,633
4,869	Orascom Construction Industries	281,388
3,793	Orascom Telecom Holding SAE, GDR	135,194
	Total Egypt	815,682
	Finland — 1.5%
17,029	Fortum OYJ	573,268
8,710	Konecranes OYJ	209,889
18,622	Neste Oil OYJ	388,672
210,588	Nokia OYJ	3,917,148
39,727	Outokumpu OYJ	635,931
7,592	Rautaruukki OYJ	151,919
31,262	Sampo OYJ Class A	712,325
118,700	Stora Enso OYJ	1,168,003
21,090	Tietoenator OYJ**	311,912
	Total Finland	8,069,067
	France — 10.1%
33,200	Air France-KLM	764,132
3,932	Air Liquide	431,667
15,026	Alstom	1,130,574
64,721	BNP Paribas	6,207,925
4,232	Casino Guichard Perrachon SA	378,574
4,191	Cie de Saint-Gobain	218,554
16,800	Compagnie Generale des Etablissements Michelin	1,099,771
128,828	Credit Agricole SA	2,496,531
8,422	Dassault Systemes SA**	449,602
7,494	Essilor International	373,902
73,193	Eutelsat Communications*	1,941,269
104,904	France Telecom SA**	2,931,156
114,285	GDF Suez	5,966,646
5,156	Hermes International**	841,108
3,688	L'Oreal**	363,371
24,300	Lagardere S.C.A.	1,095,693
8,557	Peugeot SA**	324,236
38,685	Renault SA**	2,494,140
112,255	Sanofi-Aventis**	7,362,169
42,112	Societe Generale	3,814,147
15,923	Technip SA	892,496
176,790	Total SA	10,642,033
6,987	UBISOFT Entertainment*	483,609
2,758	Unibail-Rodamco REIT	560,597
5,387	Vallourec	1,169,027
	Total France	54,432,929

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — 8.4%
3,907	Adidas AG	209,361
23,600	Allianz AG	3,238,505
29,188	Altana AG	434,901
70,200	BASF AG	3,356,861
65,273	Bayer AG	4,753,804
11,014	Bayerische Motoren Werke AG	428,631
3,328	Bilfinger Berger AG	173,774
42,600	Deutsche Bank AG	3,024,106
11,968	Deutsche Boerse AG	1,088,646
55,300	Deutsche Lufthansa	1,085,350
95,000	Deutsche Telekom AG	1,454,611
198,943	E.ON AG	10,052,581
20,880	Hannover Rueckversicherung AG	759,506
9,429	Heidelberger Druckmaschinen AG	149,164
143,100	Infineon Technologies AG*	806,887
14,924	K&S AG	1,042,180
6,304	Kloeckner & Co. SE	144,576
17,100	Lanxess AG	471,497
6,187	Linde AG	662,015
14,400	Muenchener Rueckver AG	2,169,075
6,178	Norddeutsche Affinerie AG	262,456
5,039	Q-Cells AG*	422,409
21,595	RWE AG	2,071,718
3,638	Salzgitter AG	366,681
47,601	SAP AG	2,550,360
15,195	SGL Carbon AG*	591,150
12,348	Suedzucker AG**	180,209
5,053	Thyssenkrupp AG	151,766
42,000	TUI AG**	697,392
6,234	Volkswagen AG**	2,446,991
	Total Germany	45,247,163
	Greece — 0.1%
12,648	National Bank of Greece SA	518,755
	Hong Kong — 0.6%
137,000	China Netcom Group Corp. Hong Kong, Ltd.	309,364
147,000	CLP Holdings, Ltd.	1,187,209
10,100	Hang Seng Bank, Ltd.	188,632
34,914	Hong Kong Exchanges and Clearing, Ltd.	433,900
123,500	Hongkong Electric Holdings	777,391
875,000	Shougang Concord International Enterprises Co., Ltd.	123,702
49,000	Sun Hung Kai Properties, Ltd.	503,160
	Total Hong Kong	3,523,358
	Hungary — 0.0%
5,253	OTP Bank Nyrt*	190,262

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	India — 0.4%
4,430	Grasim Industries, Ltd., GDR 144A	373,631
10,830	Hero Honda Motors, Ltd.	203,174
42,169	Oil & Natural Gas Corp., Ltd.	944,992
23,790	Punjab National Bank	245,528
26,280	Satyam Computer Services, Ltd., ADR	424,422
2,048	State Bank of India, Ltd., GDR	125,734
	Total India	2,317,481
	Indonesia — 0.3%
282,000	Astra International Tbk PT	505,093
1,558,100	Bank Mandiri	433,016
21,710	PT Telekomunikasi Indonesia, Sponsored ADR	646,524
158,083	United Tractors Tbk PT	157,896
	Total Indonesia	1,742,529
	Ireland — 0.1%
11,182	CRH Plc	242,807
12,120	DCC Plc	233,403
	Total Ireland	476,210
	Israel — 1.1%
133,238	Bank Hapoalim, Ltd.	424,855
12,500	Delek Automotive Systems, Ltd.	123,443
28,120	Israel Chemicals, Ltd.	426,951
111,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,082,690
	Total Israel	6,057,939
	Italy — 1.9%
39,718	Bulgari Spa**	352,676
51,596	Enel Spa	429,148
251,617	ENI Spa	6,626,592
14,355	Fondiaria-Sai Spa (Ordinary Shares)	335,713
62,177	Mediaset Spa**	393,023
760,200	Telecom Italia Spa	1,131,777
407,400	Telecom Italia Spa-RNC	459,818
92,305	UniCredito Italiano Spa	340,199
	Total Italy	10,068,946
	Japan — 16.9%
16,710	Acom Co., Ltd.**	570,651
316,000	All Nippon Airways Co., Ltd.**	1,129,707
52,600	Alps Electric Co., Ltd.**	413,705
26,200	Asahi Breweries, Ltd.	459,216
20,000	Canon, Inc.	749,080
89,000	Chuo Mitsui Trust Holdings, Inc.	477,503
249	Cyber Agent, Inc.**	235,399
39,250	Daiei, Inc.* **	210,889

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
57,000	Daiichi Chuo Kisen Kaisha**	266,357
25,500	Daiichi Sanyko Co., Ltd.	652,124
15,200	Daikin Industries, Ltd.	516,901
122,000	Daikyo, Inc.	188,760
96	Dena Co., Ltd.**	387,149
8,600	Eisai Co., Ltd.**	334,897
31,500	Elpida Memory, Inc.* **	582,304
7,600	FamilyMart Co., Ltd.	321,898
8,800	Fanuc, Ltd.	664,961
11,600	Fast Retailing Co., Ltd.**	1,181,171
125,000	Fuji Heavy Industries, Ltd.**	632,434
299,000	Fujitsu, Ltd.	1,673,318
105,000	Furukawa Electric Co., Ltd.	463,223
50,000	GS Yuasa Corp.**	177,730
446,500	Haseko Corp.	319,884
25,700	Hitachi High-Technologies Corp.	512,497
356,000	Hitachi, Ltd.	2,452,539
145,400	Honda Motor Co., Ltd.	4,326,167
13,700	Hoya PENTEX HD Corp.	271,898
89	Inpex Holdings, Inc.	772,223
44,000	Itochu Corp.	266,450
42,000	Japan Steel Works, Ltd./The	525,024
61,600	JFE Holdings, Inc.**	1,919,597
8,000	JGC Corp.	126,949
34,000	Kao Corp.	912,474
85,000	Kawasaki Kisen Kaisha, Ltd.**	524,358
223	Kenedix, Inc.**	131,074
501	KK DaVinci Advisors* **	116,911
20,700	Konami Corp.**	521,957
22,500	Konica Minolta Holdings, Inc.**	259,808
8,800	Kyushu Electric Power	184,540
3,600	Lawson, Inc.	167,139
90,000	Marubeni Corp.	407,319
88,000	Matsushita Electric Industrial Co., Ltd.	1,529,981
140,000	Mazda Motor Corp.**	568,138
357,500	Mitsubishi Chemical Holdings Corp.**	1,896,255
340,600	Mitsubishi Co.	7,100,488
73,000	Mitsubishi Heavy Industries, Ltd.**	316,088
58,000	Mitsubishi Materials Corp.	182,778
395,000	Mitsui & Co., Ltd.	4,889,622
77,000	Mitsui Chemicals, Inc.**	340,255
189,000	Mitsui OSK Lines, Ltd.	1,638,426
20	Mixi, Inc.* **	143,037
47,400	Namco Bandai Holdings, Inc.	515,718
25,000	Nikon Corp.**	595,329
15,400	Nintendo Co., Ltd.	6,422,262
32	Nippon Building Fund, Inc. REIT	308,009
42,000	Nippon Denko Co., Ltd.	264,869

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
15,000	Nippon Electric Glass Co., Ltd.	135,888
10,000	Nippon Meat Packers, Inc.	152,181
327,000	Nippon Mining Holdings, Inc.	1,330,948
116,000	Nippon Oil Corp.	587,501
412,000	Nippon Steel Corp.	1,562,665
720	Nippon Telegraph & Telephone Corp.	3,212,739
43,000	Nippon Yakin Kogyo Co., Ltd.**	158,676
219,000	Nippon Yusen KK**	1,423,139
476,700	Nissan Motor Company, Ltd.	3,204,026
577	NTT DoCoMo, Inc.	932,137
8,900	Ono Pharmaceutical Co., Ltd.	412,707
10,010	Orix Corp.	1,240,107
291,000	Osaka Gas Co., Ltd.	998,130
52,000	Pacific Metals Co., Ltd.**	376,034
657	Resona Holdings, Inc.**	872,286
10,200	Rohm Co., Ltd.	560,826
3,500	Sankyo Co., Ltd.	178,825
251,000	Sanyo Electric Co., Ltd.* **	436,443
15,800	Sega Sammy Holdings, Inc.**	141,491
11,500	Seiko Epson Corp.**	265,743
62,500	Seven & I Holdings Co., Ltd.	1,802,117
143,000	Sharp Corp.**	1,546,244
25,700	Shin-Etsu Chemical Co., Ltd.	1,225,757
298,800	Sojitz Corp.	691,143
17,700	Sony Corp.	548,366
28,700	Sumco Corp.	452,423
31,000	Sumitomo Light Metal Industries	30,274
56,000	Sumitomo Metal Mining Co., Ltd.	558,162
306	Sumitomo Mitsui Financial Group**	1,920,482
17,000	Taisho Pharmaceutical Co., Ltd.**	336,760
33,700	Takeda Pharmaceutical Co., Ltd.	1,700,270
25,210	Takefuji Corp.**	324,602
7,200	TDK Corp.**	361,431
13,100	Tokio Marine Holdings, Inc.	476,229
76,000	Tokyo Electric Power Company	1,876,340
16,000	TonenGeneral Sekiyu KK	131,432
400,000	Toshiba Corp.**	1,730,481
67,000	Toyota Motor Corp.	2,849,720
42,000	UNY Co., Ltd.**	426,331
1,311	Yahoo! Japan Corp.	421,656
	Total Japan	91,312,152
	Luxembourg — 1.1%
66,943	ArcelorMittal	3,343,587
6,248	Evraz Group SA, GDR	236,174
7,314	Oriflame Cosmetics SA, SDR	337,046
63,959	SES, ADR	1,324,655
15,040	Tenaris SA, ADR	560,842
	Total Luxembourg	5,802,304

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Malaysia — 0.1%
22,700	British American Tobacco Malaysia Berhad	273,981
244,100	PLUS Expressways Berhad	191,502
	Total Malaysia	465,483
	Mexico — 0.5%
35,500	America Movil SA de CV-Series L, ADR	1,645,780
1	Cemex SAB de CV, ADR*	17
8,880	Desarrolladora Homex SA de CV, ADR*	392,674
1,380	Fomento Economico Mexicano SA de CV, Sponsored ADR	52,633
10,480	Grupo Televisa SA, Sponsored ADR	229,198
79,060	Kimberly-Clark de Mexico SAB de CV	339,340
	Total Mexico	2,659,642
	Netherlands — 2.1%
117,549	Aegon NV	1,048,192
19,297	Heineken NV	775,883
184,449	ING Groep NV	4,003,374
189,560	Koninklijke Ahold NV	2,182,333
28,000	Koninklijke BAM Groep NV	362,409
38,875	Koninklijke DSM NV	1,826,435
24,083	Reed Elsevier NV	358,202
8,316	TomTom NV***	153,593
3,907	Wereldhave NV	381,443
	Total Netherlands	11,091,864
	Norway — 1.4%
15,300	DnB NOR ASA	117,427
151,300	Norsk Hydro ASA	1,015,404
258,417	StatoilHydro ASA	6,121,513
11,380	Yara International ASA	396,967
	Total Norway	7,651,311
	Pakistan — 0.0%
22,850	Pakistan Petroleum	56,867
	Philippines — 0.2%
14,620	Philippine Long Distance Telephone Co., Sponsored ADR	823,691
	Russia — 0.9%
24,770	Gazprom OAO, Sponsored ADR	766,632
13,800	LUKOIL, Sponsored ADR	830,787
14,650	LUKOIL, Sponsored ADR	861,420
17,800	Mechel, Sponsored ADR	319,688
80,650	MMC Norilsk Nickel, ADR	1,102,485
12,430	Mobile Telesystems, Sponsored ADR	696,204
123,066	TNK-BP Holding	182,658
836	Vsmpo-Avisma Corp.	85,690
	Total Russia	4,845,564

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Singapore — 0.5%
24,500	Cosco Corp. Singapore, Ltd., ADR	123,725
28,000	DBS Group Holdings, Ltd.	332,700
99,000	Singapore Exchange, Ltd.**	431,248
68,000	Singapore Petroleum Co., Ltd.	222,974
444,000	Singapore Telecommunications, Ltd.	1,021,258
56,000	United Overseas Bank, Ltd.	666,627
	Total Singapore	2,798,532
	South Africa — 0.9%
23,707	Kumba Iron Ore, Ltd.	550,038
39,740	Massmart Holdings, Ltd.	362,257
119,756	Murray & Roberts Holdings	1,463,262
10,447	Naspers, Ltd.	206,688
45,608	Nedbank Group, Ltd.	578,510
109,802	Pretoria Portland Cement Co., Ltd.	419,955
345,568	Salam, Ltd.	743,276
145,655	Steinhoff International Holdings, Ltd.	279,762
146,915	Truworths International, Ltd.	533,985
	Total South Africa	5,137,733
	South Korea — 0.8%
368	Amorepacific Corp.	198,883
3,074	GS Engineering & Construction Corp.	250,647
9,300	Hana Financial Group, Inc.	219,814
1,234	Hite Brewery Co., Ltd.*	229,688
1,431	Hite Holdings Co., Ltd.	34,538
23,500	Hynix Semiconductor, Inc.*	393,383
7,270	Hyundai Mobis	565,699
16,457	KB Financial Group, Inc., ADR*	751,920
6,200	Kookmin Bank	275,888
3,330	Samsung Electronics, GDR 144A	743,556
300	Shinhan Financial Group, ADR	21,378
10,652	Shinhan Financial Group Co., Ltd.	384,054
17,900	Woongjin Coway Co., Ltd.	451,874
	Total South Korea	4,521,322
	Spain — 2.4%
7,892	Acerinox SA**	141,093
167,902	Banco Santander SA	2,535,941
160,258	Iberdrola Renovables*	695,950
43,820	Iberdrola SA	446,900
8,650	Inditex SA**	368,178
75,087	Repsol VPF SA	2,213,242
267,326	Telefonica SA	6,376,233
	Total Spain	12,777,537

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Sweden — 1.5%
122,861	Atlas Copco AB Class A	1,397,618
20,500	Electrolux AB Class B**	241,145
17,625	Hennes & Mauritz AB Class B	712,279
45,000	Investor AB Class B	835,545
54,800	Nordea Bank AB	653,036
11,200	SKF AB	142,630
88,600	Svenska Cellulosa AB	932,258
18,900	Svenska Handelsbanken AB Series A	420,463
23,900	Swedbank AB	312,876
9,300	Tele2 AB	105,182
150,000	Telefonaktiebolaget LM Ericsson	1,404,163
10,300	Trelleborg AB Class B**	142,843
85,750	Volvo AB Class B	773,262
	Total Sweden	8,073,300
	Switzerland — 8.4%
235,650	ABB, Ltd.*	4,532,766
17,400	Alcon, Inc.	2,810,274
6,622	Baloise Holding AG	453,075
10,187	Ciba Holding AG**	438,436
8,623	Compagnie Financiere Richemont SA	383,991
122,284	Credit Suisse Group	5,837,430
15,594	Julius Baer Holding AG	768,697
233,399	Nestle SA	10,121,548
262,102	Novartis AG	13,745,413
7,340	Roche Holding AG	1,147,220
2,124	Swatch Group AG Class B	394,187
1,898	Swiss Life Holding*	276,741
16,680	Syngenta AG	3,551,002
41,269	UBS AG*	715,308
	Total Switzerland	45,176,088
	Taiwan — 0.3%
289,434	Advanced Semiconductor Engineering, Inc.	147,849
71,607	Advantech Co., Ltd.	138,702
77,628	Asustek Computer, Inc.	154,276
154,500	China Steel Corp.	151,901
49,185	HON HAI Precision Industry Co., Ltd., GDR	340,359
48,176	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	451,409
1,519,162	United Microelectronics Corp.	501,449
	Total Taiwan	1,885,945
	Thailand — 0.2%
30,300	Banpu Co.	270,098
44,100	PTT PCL	294,521
326,500	Thai Oil PCL	337,692
	Total Thailand	902,311

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	Turkey — 0.4%
23,971	Ford Otomotiv Sanayi AS	128,281
30,000	Tupras Turkiye Petrol Rafine	551,148
52,950	Turkcell Iletisim Hizmet AS, ADR	793,720
135,673	Turkiye Is Bankasi	565,821
	Total Turkey	2,038,970
	United Kingdom — 23.3%
71,407	3i Group Plc	903,675
64,386	Alliance & Leicester Plc	315,916
52,610	Amec Plc	598,757
44,629	Anglo American Plc	1,495,869
24,500	Antofagasta Plc	177,097
97,300	Associated British Foods Plc	1,233,393
97,218	AstraZeneca Plc	4,265,523
191,418	Aviva Plc	1,669,153
569,855	BAE Systems Plc	4,193,026
609,279	Barclays Plc	3,710,804
300,938	BG Group Plc	5,466,797
290,938	BHP Billiton Plc	6,598,161
312,000	BP plc	2,604,052
187,440	British American Tobacco Plc	6,140,486
26,366	British Energy Group Plc	358,152
50,119	Burberry Group Plc	352,123
29,879	Cadbury Plc	301,651
31,633	Capita Group Plc	394,182
64,022	Compass Group Plc	399,651
45,887	Diageo Plc	778,784
11,384	Drax Group Plc	152,857
480,901	DSG International Plc	415,988
36,868	Firstgroup Plc	351,038
40,242	Game Group Plc	148,568
711,748	Glaxosmithkline Plc	15,416,652
880,443	HBOS Plc	2,004,500
95,291	Home Retail Group	406,630
158,099	ICAP Plc	1,024,523
48,048	IG Group Holdings Plc	274,577
12,151	Imperial Tobacco Group Plc	391,411
305,544	International Power Plc	1,975,353
387,240	ITV plc	290,738
50,500	Kazakhmys Plc	530,885
56,164	Kingfisher Plc	133,520
58,161	Ladbrokes Plc	197,066
25,638	London Stock Exchange Group Plc**	399,171
415,299	Man Group Plc	2,554,807
35,574	Michael Page International Plc	148,521
8,736	National Express Group Plc	126,680
21,005	Next Plc	386,180
158,832	Northern Foods Plc	182,980

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
125,955	Old Mutual Plc	176,559
15,271	Provident Financial Plc	234,230
118,303	Reckitt Benckiser Group Plc	5,742,835
118,919	Rio Tinto Plc	7,418,375
1,748,449	Royal Bank of Scotland Group	5,806,779
227,801	Royal Dutch Shell Plc Class A*	6,583,603
79,178	Royal Dutch Shell Plc Class A	2,293,113
21,509	Royal Dutch Shell Plc Class B	611,777
15,347	Scottish & Southern Energy Plc	391,149
29,495	Smith & Nephew Plc	311,694
9,493	Smiths News Plc	12,239
118,959	Stagecoach Group Plc	543,993
63,642	Standard Chartered Plc	1,549,879
128,179	Taylor Wimpey Plc	82,114
761,707	Tesco Plc	5,310,958
74,457	Tomkins Plc	206,695
32,198	Travis Perkins Plc	309,920
146,700	TUI Travel plc	564,793
160,388	Unilever Plc	4,365,155
13,086	United Utilities Plc	162,322
4,279,630	Vodafone Group Plc	9,479,002
22,785	WH Smith Plc	155,026
92,371	Wolseley Plc	705,300
111,936	Xstrata Plc	3,473,883
	Total United Kingdom	125,961,290
	United States — 0.1%
11,030	Eurasia Drilling Co., Ltd.* 144A	170,965
4,679	Investcorp Bank BSC, GDR 144A	105,278
	Total United States	276,243
	TOTAL COMMON STOCKS (COST $673,762,625)	519,876,568
	PREFERRED STOCKS — 0.7%
	Brazil — 0.3%
28,731	Aes Tiete SA	229,377
4,780	Cia Energetica de Minas Gerais Preferred	93,174
38,708	Cia Vale Do Rio Doce	656,387
59,900	Klabin SA	122,971
26,420	Suzano Papel e Celulose SA	222,569
9,700	Telemar Norte Leste SA	294,176
	Total Brazil	1,618,654
	Germany — 0.3%
6,924	Porsche AG Preferred	739,031
6,410	Volkswagen AG	797,325
	Total Germany	1,536,356

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — 0.1%
2,100	Samsung Electronics Co., Ltd.	665,945
	TOTAL PREFERRED STOCKS (COST $4,806,662)	3,820,955
	WARRANTS — 0.0%
	Luxembourg — 0.0%
444,495	United Microelectronics Corp. Warrants, Expires 01/24/2017* 144A	202,749
	Netherland Antilles — 0.0%
3,327	Taiwan Semiconductor Manufacturing Co., Ltd., Expires 11/08/2010*	5,416
	TOTAL WARRANTS (COST $399,020)	208,165
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 7.2%
	Bank Deposits — 2.0%
10,692,880	Euro Time Deposit, 1.00%, due 10/01/2008	10,692,880
	Securities Lending Collateral — 5.2%
27,984,075	State Street Navigator Securities Lending Prime Portfolio***	27,984,075
	TOTAL SHORT-TERM INVESTMENTS (COST $38,676,955)	38,676,955
	TOTAL INVESTMENTS — 104.1% (Cost $717,645,262)	562,582,643
	Other Assets and Liabilities (net) — (4.1)%	(22,367,145)
	NET ASSETS — 100.0%	$540,215,498

Notes to Schedule of Investments:

ADR - American Depository Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,519,190 or 0.3% of net assets.

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

A summary of outstanding financial instruments at September 30, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/07/08	AUD	95,889	$75,577	$(6,051)
11/21/08	CHF	2,763,822	2,476,836	(40,073)
11/21/08	CHF	2,682,533	2,403,986	(39,633)
11/21/08	CHF	2,682,533	2,403,986	(37,293)
11/21/08	CHF	939,088	841,543	(7,350)
11/21/08	EUR	692,836	976,420	(79,689)
11/21/08	HKD	4,829,000	622,407	3,275
11/21/08	JPY	317,392,287	3,010,862	117,267
11/21/08	JPY	308,057,219	2,922,305	111,024
11/21/08	JPY	308,057,219	2,922,305	113,792
11/21/08	NZD	1,256,773	834,496	(50,021)
11/21/08	SEK	15,462,809	2,219,111	(202,026)
11/21/08	SEK	15,931,379	2,286,359	(204,154)
11/21/08	SEK	15,462,809	2,219,111	(198,640)
12/15/08	AUD	569,000	446,803	(25,229)
12/15/08	CHF	504,000	452,512	(8,702)
12/15/08	EUR	16,746,000	23,609,628	(86,490)
12/15/08	JPY	303,890,000	2,892,575	35,826
12/15/08	NOK	35,998,000	6,060,884	(230,333)
12/15/08	SEK	60,539,000	8,687,111	(300,221)
				$(1,134,721)
Sales
11/21/08	AUD	2,234,566	$1,758,544	$169,730
11/21/08	AUD	3,043,566	2,395,206	202,563
11/21/08	CAD	2,120,000	1,998,646	(4,364)
11/21/08	DKK	5,090,097	961,756	36,030
11/21/08	DKK	2,309,000	436,277	11,333
11/21/08	EUR	1,336,628	1,883,819	74,827
11/21/08	EUR	1,336,628	1,883,818	72,711
11/21/08	GBP	1,771,817	3,166,864	119,508
11/21/08	GBP	1,771,817	3,166,864	116,641
11/21/08	GBP	2,132,774	3,812,022	142,378
11/21/08	JPY	42,520,000	403,362	(14,213)
11/21/08	JPY	92,033,861	873,070	(16,694)
11/21/08	NOK	8,052,100	1,357,697	96,818
12/15/08	AUD	5,969,000	4,687,641	428,150
12/15/08	CHF	6,556,000	5,886,895	(83,842)
12/15/08	EUR	1,312,000	1,849,749	40
12/15/08	JPY	3,051,070,000	29,042,088	(652,118)
				$699,498

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Currency Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

NOK  Norwegian Krona

NZD  New Zealand Dollar

SEK  Swedish Krona

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
40	TOPIX Index	December 2008	$4,091,544	$(371,807)
5	STOXX 50 Index	December 2008	214,852	(4,987)
6	DAX Index	December 2008	1,240,387	(29,190)
5	S&P/MIB Index	December 2008	901,796	(48,290)
42	MSCI Singapore Index	October 2008	1,725,393	(49,060)
				$(503,334)
Sales
21	FTSE 100 Index	December 2008	$1,861,464	$46,228
12	SPI 200 Index	December 2008	1,108,659	39,207
18	S&P TSE 60 Index	December 2008	2,397,630	97,963
				$183,398

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Oil & Gas	10.8
Banks	10.1
Pharmaceuticals	9.7
Telecommunications	7.7
Chemicals	5.9
Mining	4.9
Food	4.7
Electric	4.1
Auto Manufacturers	3.6
Diversified Financial Services	3.4
Insurance	3.3
Distribution & Wholesale	2.7
Retail	2.0
Iron & Steel	1.8
Engineering & Construction	1.6
Agriculture	1.4
Gas	1.3
Electrical Components & Equipment	1.3
Toys, Games & Hobbies	1.2
Household Products & Wares	1.0
Semiconductors	1.0
Transportation	1.0
Software	0.9
Aerospace & Defense	0.9
Airlines	0.8
Health Care - Products	0.7
Machinery - Diversified	0.6
Computers	0.6
Metal Fabricate & Hardware	0.5
Forest Products & Paper	0.5
Beverages	0.5
Home Furnishings	0.5
Media	0.5
Building Materials	0.5
Energy-Alternate Sources	0.4
Biotechnology	0.4
REITS	0.4
Electronics	0.4
Cosmetics & Personal Care	0.4
Auto Parts & Equipment	0.3
Apparel	0.3
Machinery - Construction & Mining	0.3
Oil & Gas Services	0.3
Leisure Time	0.2
Real Estate	0.2
Internet	0.2
Commercial Services	0.2
Investment Companies	0.2
Home Builders	0.2

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Miscellaneous - Manufacturing	0.1
Holding Companies - Diversified	0.1
Environmental Control	0.1
Food Service	0.1
Hand & Machine Tools	0.1
Entertainment	0.0
Office & Business Equipment	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.1
100.0%

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 130.9%
	Asset Backed Securities — 5.5%
1,127,895	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 3.26%, due 02/25/37†	1,077,038
242,347	ACE Securities Corp., Series 2005-SD3, Class A, 3.61%, due 08/25/45†	215,650
424,105	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 3.29%, due 01/25/37†	409,369
83,649	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	40,988
326,557	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	182,215
138,266	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 3.50%, due 11/25/45†	87,956
371,253	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 3.51%, due 11/25/34†	311,572
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	56,780
72,903	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 4.38%, due 02/28/44†	66,172
153,595	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 4.34%, due 05/28/44†	138,161
838,254	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 3.48%, due 09/25/35†	787,405
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 3.57%, due 09/25/35†	531,834
140,874	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 3.61%, due 12/25/42†	128,846
980,583	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 3.32%, due 10/25/36†	936,400
605,022	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 3.28%, due 12/25/36†	558,696
1,300,000	Chase Issuance Trust, Series 2008-A13, Class A13, 4.32%, due 09/15/15†	1,296,750
855,678	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 3.41%, due 11/25/45† 144A	666,533
1,525,471	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 3.66%, due 02/25/37† 144A	1,197,257
122,425	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 2.73%, due 12/15/35†	71,341
80,541	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 2.72%, due 12/15/35†	33,857
220,000	CVS Lease Pass Through, 9.35%, due 01/10/23 144A	220,158
86,388	CVS Lease Pass Through, 6.04%, due 12/10/28 144A	77,754
112,411	CVS Lease Pass Through, 5.88%, due 01/10/28 144A	103,815
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,249,875
140,892	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	137,017
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	271,500
280,481	Delta Air Lines, Inc., Series 2007, Class 1A, 1.00%, due 08/10/22	232,799
97,972	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 3.43%, due 07/25/30†	80,489
238,154	GSAMP Trust, Series 2006-S4, Class A1, 3.30%, due 05/25/36†	104,667
574,001	Home Equity Asset Trust, Series 2007-TR, Class 2A1, 3.32%, due 07/25/37†	531,926
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51	455,229
308,839	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 2.53%, due 11/25/36†	296,402
540,069	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 3.27%, due 12/25/36†	498,923
764,056	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 4.23%, due 10/25/33†	612,546
397,594	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 3.26%, due 10/25/36†	387,940
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 4.28%, due 04/25/24†	392,330
399,950	RAAC Series, Series 2006-RP2, Class A, 3.46%, due 02/25/37† 144A	301,983
1,480,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF5, 6.20%, due 06/25/37††	658,370
271,513	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 3.27%, due 12/25/36†	265,837
232,121	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 3.27%, due 07/25/36†	230,792
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 3.55%, due 06/20/13† 144A	141,172
97,066	SACO I, Inc., Series 2005-7, Class A, 3.49%, due 09/25/35†	71,565
1,031,407	SACO I, Inc., Series 2006-5, Class 1A, 3.36%, due 04/25/36†	249,789
465,601	SACO I, Inc., Series 2006-6, Class A, 3.34%, due 06/25/36†	102,492

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
518,333	SLM Student Loan Trust, Series 2006-5, Class A2, 2.79%, due 07/25/17†	516,413
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 4.10%, due 01/25/18†	527,681
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 4.50%, due 07/25/23†	1,436,175
2,400,000	SLM Student Loan Trust, Series 2008-9, Class A, 4.17%, due 04/25/23†	2,409,000
125,753	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	120,047
68,941	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	54,588
670,080	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 3.32%, due 02/25/36† 144A	92,440
2,318,787	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 3.83%, due 05/25/46†	1,346,463
75,913	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 3.50%, due 07/25/45†	50,635
		23,023,632
	Convertible Debt — 0.3%
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	33,187
1,200,000	Prudential Financial, Inc., 1.19%, due 12/15/37†	1,138,680
		1,171,867
	Corporate Debt — 26.6%
30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12 144A††	29,400
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,125
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	28,050
870,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20 144A	765,600
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	726,000
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	136,875
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	279,760
450,000	Alcoa, Inc., 6.00%, due 07/15/13	441,997
135,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	83,025
240,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	225,600
10,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	9,350
280,000	Allied Waste North America, Series B, Senior Note, 5.75%, due 02/15/11	269,500
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	202,924
340,000	Amerada Hess Corp., 7.30%, due 08/15/31	312,000
250,000	America Movil SAB de CV, Senior Note, 5.63%, due 11/15/17	235,461
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	522,178
450,000	American General Finance Corp., 6.90%, due 12/15/17	208,934
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	754,018
1,700,000	American International Group, Inc., 8.25%, due 08/15/18 144A	989,000
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	73,748
135,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	120,150
165,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	127,050
215,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	212,850
10,000	American Tower Corp., Senior Note, 7.00%, due 10/15/17 144A	9,600
155,000	American Tower Corp., Senior Note, 7.13%, due 10/15/12	153,450
312,000	Amgen, Inc., Senior Note, 2.89%, due 11/28/08†	311,164
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	285,000
310,000	Anadarko Petroleum Corp., Senior Note, 3.22%, due 09/15/09†	306,420

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	511,051
40,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	36,821
700,000	Apache Corp., 5.25%, due 04/15/13	680,626
200,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	189,000
270,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	255,150
21,000	Ashtead Capital, Inc., Second Priority Senior Note, 9.00%, due 08/15/16 144A	18,165
425,000	ASIF Global Financing, Senior Note, 3.90%, due 10/22/08 144A	417,898
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	255,957
120,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	107,051
70,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	44,625
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	10,357
140,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	140,525
70,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	65,275
300,000	Bank of America Corp., 7.80%, due 09/15/16	286,700
400,000	Bank of America Corp., 8.00%, due 12/29/49†	317,225
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49†	267,033
750,000	Bank of America Corp., Series M, 8.13%, due 11/15/80†	606,892
425,000	Bank of America Corp., 6.00%, due 09/01/17	367,212
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	335,286
670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	569,116
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	1,875,832
500,000	Barclays Bank Plc, 7.70%, due 04/29/49† 144A	440,643
200,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	186,332
150,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	134,250
150,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15 144A	142,875
60,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	58,350
675,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	682,403
1,700,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,638,752
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	18,650
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	20,925
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	18,419
145,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	128,190
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	180,950
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	200,855
5,000	Case Corp., 7.25%, due 01/15/16	4,550
220,000	Case New Holland, Inc., Senior Note, 6.00%, due 06/01/09	215,050
120,000	CCH I Holdings LLC, Senior Accreting Note, 9.92%, due 04/01/14	45,000
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	46,550
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	76,045
200,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	189,000
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	85,500
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Note, 8.38%, due 04/30/14 144A	177,500
90,000	Chemtura Corp., 6.88%, due 06/01/16	72,450
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	48,400

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
95,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 09/15/13	92,388
205,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	183,988
125,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	115,625
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	105,050
490,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	452,352
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	480,418
460,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	390,487
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	590,564
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	460,585
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	53,550
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	58,500
325,000	Coca-Cola Co. (The), 5.35%, due 11/15/17	321,864
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	477,641
870,000	Comcast Corp., 6.50%, due 01/15/15	836,983
65,000	Comcast Corp., 7.05%, due 03/15/33	58,456
270,000	Comcast Corp., 6.50%, due 01/15/17	254,157
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	114,600
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	249,600
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	124,150
95,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	83,838
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	534,319
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	212,457
20,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	18,500
95,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	87,875
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	74,625
140,000	Constellation Brands, Inc., Senior Subordinated Note, 8.13%, due 01/15/12	136,500
60,000	Corrections Corp. of America, Senior Note, 6.75%, due 01/31/14	56,700
165,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	155,100
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	149,710
1,100,000	Countrywide Home Loans, Inc., 5.63%, due 07/15/09	1,040,491
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	144,068
475,000	Credit Suisse/New York NY, 5.00%, due 05/15/13	440,621
500,000	Credit Suisse/New York NY, Subordinated Note, 6.00%, due 02/15/18	436,348
55,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	53,900
115,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	113,850
78,977	CVS Caremark Corp., 6.94%, due 01/10/30 144A	74,990
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	408,829
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	133,700
225,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	157,500
175,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	161,875
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 144A	380,580
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	478,073
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	276,935
100,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	101,817
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	29,400
300,000	Diageo Capital Plc, Guaranteed Note, 5.20%, due 01/30/13	298,811

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
235,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	233,238
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	406,404
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	196,716
220,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18 144A	212,722
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	30,450
260,000	DRS Technologies, Inc., Senior Subordinated Note, 6.88%, due 11/01/13	258,700
500,000	Duke Energy Corp., 5.63%, due 11/30/12	506,865
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	116,725
15,000	Dynegy Holdings, Inc., Senior Note, 8.75%, due 02/15/12	14,250
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	18,800
140,000	Echostar DBS Corp., 6.38%, due 10/01/11	129,150
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	24,150
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	34,700
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	76,725
200,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	193,000
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	123,900
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	40,750
110,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	99,550
150,000	EDP Finance BV, 6.00%, due 02/02/18 144A	143,787
37,000	El Paso Corp., 7.75%, due 01/15/32	31,152
280,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	259,636
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	431,214
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	182,961
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	437,582
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	559,003
1,030,000	Embarq Corp., 6.74%, due 06/01/13	908,738
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	102,700
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17 144A	9,075
2,630,000	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17 144A	2,235,500
190,000	Energy Future Holdings Corp., Senior Note, Series P, 5.55%, due 11/15/14	142,739
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	343,791
530,000	Evraz Group SA, 8.88%, due 04/24/13 144A	405,450
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	201,094
475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	442,799
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	163,025
75,000	Florida Power Corp., 6.40%, due 06/15/38	71,248
305,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	295,087
370,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	160,950
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	289,494
1,075,000	Ford Motor Credit Co., 8.00%, due 12/15/16	680,575
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	534,723
70,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	43,059
110,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	110,550
190,000	Foundation PA Coal Co., Guaranteed Senior Note, 7.25%, due 08/01/14	184,300
150,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.25%, due 04/01/15	147,557
790,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	779,312
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	24,325

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
60,000	Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	45,300
50,000	Frontier Communications Co., Senior Note, 7.13%, due 03/15/19	40,000
255,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	242,250
220,000	Gaz Capital SA, 6.21%, due 11/22/16 144A	174,517
290,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22 144A	209,525
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	697,015
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,007,134
290,000	General Electric Capital Corp., (MTN), Series G, 6.15%, due 08/07/37	222,672
325,000	General Electric Co., 5.25%, due 12/06/17	284,884
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	85,472
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	928,985
520,000	General Motors Corp., 8.38%, due 07/15/33	210,600
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	39,750
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14	18,600
235,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	233,825
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	741,894
710,000	Glen Meadow Pass-Through Trust, 6.51%, due 02/12/67† 144A	608,155
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 144A	118,728
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 144A	219,895
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16† 144A	169,491
180,000	GMAC LLC, 6.63%, due 05/15/12	76,255
1,100,000	GMAC LLC, Global Note, 7.75%, due 01/19/10	658,802
2,380,000	GMAC LLC, Global Note, 6.88%, due 09/15/11	1,062,494
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	13,188
810,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	669,348
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	306,454
210,000	Goldman Sachs Group, Inc., Global Note, 5.25%, due 10/15/13	176,828
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	55,800
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14	26,250
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	14,175
265,000	Harrah's Operating Co., Inc., Senior Note, 10.75%, due 02/01/16 144A	136,475
350,000	Hartford Life Global Funding Trusts, (MTN), 2.99%, due 09/15/09†	343,465
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	71,202
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	87,383
9,000	HCA, Inc., 6.25%, due 02/15/13	7,560
20,000	HCA, Inc., 5.75%, due 03/15/14	15,700
362,000	HCA, Inc., 6.50%, due 02/15/16	288,695
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	19,500
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	175,500
64,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	60,960
125,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	117,500
185,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	160,488
30,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	25,200
600,000	Hess Corp., 6.65%, due 08/15/11	600,377
40,000	Hess Corp., 7.88%, due 10/01/29	39,197
185,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	178,525

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
80,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	63,600
65,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	59,475
200,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	183,500
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	411,594
200,000	HSBK Europe BV, Guaranteed Note, 9.25%, due 10/16/13 144A	153,000
270,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	276,750
248,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22† 144A	171,430
650,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22†	447,803
140,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	38,850
205,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	180,400
120,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	120,600
185,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	189,625
360,000	Intergas Finance BV, 6.38%, due 05/14/17 144A	260,100
480,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17 144A	345,686
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	190,950
95,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	93,813
225,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	223,875
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	49,689
172,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	170,280
750,000	JPMorgan Chase & Co., 7.90%, due 04/29/49†	633,098
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	927,846
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	207,395
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,312,433
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	548,835
100,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	59,500
30,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	23,250
100,000	Kaupthing Bank Hf, 7.13%, due 05/19/16 144A	60,966
1,680,000	Kaupthing Bank Hf, 7.63%, due 02/28/15 144A	895,029
620,000	KazMunaiGaz Finance Sub BV, 8.38%, due 07/02/13 144A	536,300
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	555,534
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	30,355
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	40,527
120,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	103,133
100,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.95%, due 02/15/18	89,228
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	55,633
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	708,174
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14††	81,000
130,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	134,550
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	539,723
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	551,159
220,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	203,500
175,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	145,688
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,163
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 144A	245,952
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†	235
145,000	Lehman Brothers Holdings, Inc., 5.63%, due 01/24/13	18,850

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17	1,350
275,000	Lehman Brothers Holdings, Inc., (MTN), 1.00%, due 09/15/22	35,750
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	19,500
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	4,450
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	64,600
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	705,673
85,000	Linn Energy LLC, Senior Note, 9.88%, due 07/01/18 144A	74,375
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	123,750
90,000	Mandalay Resort Group, Senior Subordinated Note, 9.38%, due 02/15/10	83,250
115,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	109,250
135,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	122,850
350,000	Merna Reinsurance, Ltd., Series B, 5.51%, due 07/07/10† 144A	334,670
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	171,316
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	688,656
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	21,924
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	349,957
70,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	65,800
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	388,976
100,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	94,000
165,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	119,625
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	69,913
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	132,000
170,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	141,950
940,000	Monumental Global Funding, Ltd., (MTN), 2.67%, due 06/16/10 144A	903,801
140,000	Moog, Inc., Senior Subordinated Note, 6.25%, due 01/15/15	130,200
930,000	Morgan Stanley, 5.63%, due 01/09/12	648,856
975,000	Morgan Stanley, 3.04%, due 01/09/12†	645,298
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	635,224
130,000	Morgan Stanley, (MTN), 3.24%, due 10/18/16†	84,877
85,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	62,943
70,000	Mosaic Co. (The), Senior Note, 7.63%, due 12/01/16 144A	71,629
100,000	Mosaic Global Holdings, Inc., Senior Note, 7.38%, due 12/01/14 144A	103,654
160,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	127,200
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99	75,789
190,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	187,150
65,000	Nationwide Building Society, 4.25%, due 02/01/10 144A	63,929
85,000	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	71,613
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	47,262
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	25,234
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	63,082
85,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	48,875
155,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	135,625
275,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	255,750
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	36,100
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	91,250
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	6,750

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
190,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	171,000
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	62,300
75,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	67,500
190,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	181,450
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	40,894
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	9,840
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	637,459
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	9,468
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	29,100
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	557,999
480,000	Petrobras International Finance Co., 6.13%, due 10/06/16	454,800
150,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	127,500
60,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 7.00%, due 05/01/17 144A	50,100
110,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	97,900
95,000	Phillips-Van Heusen, Senior Note, 8.13%, due 05/01/13	95,238
90,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	67,050
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	28,800
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	17,400
110,000	Qwest Corp., 8.88%, due 03/15/12	108,350
45,000	Qwest Corp., 7.50%, due 10/01/14	39,150
100,000	Qwest Corp., 6.88%, due 09/15/33	67,750
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	44,275
200,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	194,000
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	68,625
150,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	141,750
310,000	Realogy Corp. Senior Subordinated Note, 12.38%, due 04/15/15	106,950
199,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	180,095
126,000	Residential Capital LLC, Senior Note, 8.50%, due 05/15/10 144A	69,930
920,000	Residential Capital LLC, Senior Note, 9.63%, due 05/15/15 144A	225,400
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	438,536
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	107,629
20,000	RH Donnelley Corp., Senior Note, Series A, 8.88%, due 10/15/17	6,900
36,000	RH Donnelley, Inc., 11.75%, due 05/15/15 144A	22,140
85,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	78,625
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	40,042
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	55,978
30,000	Rogers Wireless, Inc., Senior Subordinated Note, 8.00%, due 12/15/12	30,075
240,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49† 144A	179,132
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43†	74,611
310,000	Royal KPN NV, 8.00%, due 10/01/10	324,992
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	394,020
70,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15 144A	7,350
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	84,700
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	17,200
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	9,000
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	172,108

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
10,000	SLM Corp., 5.00%, due 04/15/15	6,007
75,000	SLM Corp., 5.63%, due 08/01/33	37,583
690,000	SLM Corp., 5.38%, due 05/15/14	428,265
600,000	SLM Corp., 2.94%, due 07/27/09†	528,229
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	207,907
225,000	SLM Corp., (MTN), 3.10%, due 01/27/14†	128,504
135,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	118,125
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	91,331
1,200,000	Southern Co., Senior Note, Series 2, 3.51%, due 08/20/10†	1,197,875
50,000	Southwestern Energy Co., 7.50%, due 02/01/18 144A	48,750
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	62,531
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	46,580
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	809,714
130,000	SPX Corp., Senior Note, 7.63%, due 12/15/14 144A	130,163
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	73,913
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	50,850
55,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	50,600
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	86,500
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	62,300
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	13,875
261,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	236,205
60,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	52,350
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	308,905
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	94,972
590,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	324,704
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,985,502
110,000	Swift Energy Co., Senior Note, 7.63%, due 07/15/11	105,050
70,000	Targa Resources Partners, LP, Senior Note, 8.25%, due 07/01/16 144A	60,550
100,000	Targa Resources, Inc., 8.50%, due 11/01/13	89,000
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	10,634
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	197,700
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	433,451
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	70,523
40,000	Tenet Healthcare Corp., Senior Note, 9.88%, due 07/01/14	39,200
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	17,851
205,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	187,575
200,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	176,000
95,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	83,125
50,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	40,609
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	653,026
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	142,728
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	81,302
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	228,733
230,000	Time Warner, Inc., 6.88%, due 05/01/12	228,222
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	31,800
410,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	288,025
280,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	197,400

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
100,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	65,250
316,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	220,769
330,000	TNK-BP Finance SA, Series R, 6.63%, due 03/20/17 144A	209,013
2,500,000	Toyota Motor Credit Corp., 1.73%, due 08/05/09†	2,499,580
100,000	TransCapitalInvest, Ltd. for OJSC AK Transneft, 8.70%, due 08/07/18 144A	89,655
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	320,935
110,000	Transocean, Inc., Senior Note, 6.00%, due 03/15/18	102,843
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	623,946
560,000	TuranAlem Finance BV, 8.25%, due 01/22/37 144A	315,000
820,000	TuranAlem Finance, Guaranteed Note, (MTN), 8.25%, due 01/22/37 144A	461,250
30,000	Tyco International Group SA, 6.13%, due 11/01/08	30,043
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,029,997
10,000	Tyco International Group SA, Guaranteed Note, 6.13%, due 01/15/09	10,034
80,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	81,226
90,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	90,795
50,000	Tyco International, Ltd. / Tyco International Finance SA, 6.88%, due 01/15/21 144A	47,809
1,000,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	871,282
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,577,318
870,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	880,255
135,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	113,400
75,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	58,875
970,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	868,254
320,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	286,976
50,000	Ventas Realty LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	52,375
60,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 06/01/10	60,000
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	42,750
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	101,753
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	278,951
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	82,909
460,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, Class A, 8.38%, due 04/30/13 144A	366,055
24,000	Visteon Corp., 8.25%, due 08/01/10	20,040
60,000	Visteon Corp., 12.25%, due 12/31/16 144A	36,300
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	108,256
50,000	Vodafone Group Plc, 6.15%, due 02/27/37	40,274
250,000	Wachovia Bank NA/Charlotte NC, 6.60%, due 01/15/38	148,443
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	151,268
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	436,708
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	392,880
25,000	WellPoint, Inc., 5.95%, due 12/15/34	20,866
730,000	WellPoint, Inc., 5.88%, due 06/15/17	676,844
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	128,572
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	64,830
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	289,400
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	25,650
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	435,197
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	538,263

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
125,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	122,573
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	129,850
75,000	Wyeth, 6.00%, due 02/15/36	70,090
510,000	Wyeth, 5.95%, due 04/01/37	461,339
125,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	107,188
205,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	193,753
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	271,379
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	35,597
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	398,271
		110,872,005
	Mortgage Backed Securities — 82.9%
530,285	American Home Mortgage Assets, Series 2006-6, Class A1A, 3.40%, due 11/25/36†	323,201
803,357	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	802,117
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	699,629
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	225,251
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	189,748
231,849	Banc of America Funding Corp., Series 2005-E, Class 8A1, 4.54%, due 06/20/35†	124,920
534,367	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.45%, due 02/25/35†	471,610
1,166,257	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 3.31%, due 02/25/47†	886,451
169,343	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 3.99%, due 07/25/34†	163,455
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	162,607
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	54,717
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.62%, due 03/11/39†	549,651
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.62%, due 03/11/39†	316,319
1,709,028	Bear Stearns Mortgage Funding Trust, 3.37%, due 12/25/36†	1,054,271
2,190,484	Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A,, 3.81%, due 09/27/37† 144A	2,185,136
1,908,873	Citigroup Mortgage Loan Trust, Inc., 5.74%, due 03/25/37†	1,537,457
533,927	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	467,208
1,678,427	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 4.90%, due 10/25/35†	1,535,578
31,310	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 3.66%, due 09/25/34†	28,439
479,913	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	461,193
166,114	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 3.54%, due 11/20/35†	106,357
143,673	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 3.47%, due 12/25/35†	92,913
101,938	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 3.48%, due 11/25/35†	55,945
677,053	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 3.38%, due 03/20/47†	416,141
456,863	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 3.30%, due 11/25/36†	406,317
830,787	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 3.31%, due 01/25/37†	755,433
591,541	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 3.30%, due 11/25/36†	561,841
682,064	Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1, 3.46%, due 06/25/37†	439,186
299,397	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 3.48%, due 02/25/35†	226,379

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
130,969	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 3.50%, due 04/25/35†	83,136
124,400	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 3.51%, due 05/25/35†	81,118
617,776	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	486,159
161,393	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 3.61%, due 09/25/35† 144A	141,844
76,482	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 3.30%, due 04/25/36†	75,348
369,577	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	266,162
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	302,335
1,000,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	905,982
600,471	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 3.41%, due 02/25/47†	358,640
341,550	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	341,117
304,202	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32†	305,235
589,311	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	593,794
398,620	FHLMC, 5.31%, due 08/01/38	403,682
1,000,000	FHLMC, 6.00%, due 09/01/38	1,013,404
303,000	FHLMC, 5.50%, due 09/01/38	301,679
741,974	FHLMC, 6.00%, due 02/01/38	751,920
997,663	FHLMC, 5.50%, due 08/01/38	993,313
72,890	FHLMC, 5.50%, due 10/01/35	72,618
339,495	FHLMC, 5.00%, due 05/01/36	331,073
94,909	FHLMC, 4.50%, due 05/01/36	89,959
819,579	FHLMC, 4.50%, due 04/01/35	778,943
1,140,898	FHLMC, 5.50%, due 12/01/36	1,136,101
2,027,482	FHLMC, 5.70%, due 02/01/37†	2,058,005
64,267	FHLMC, 5.50%, due 05/01/35	64,027
1,300,000	FHLMC Gold Pool, 6.00%, due 01/01/36	1,316,047
3,200,000	FHLMC Gold Pool, 5.50%, due 04/01/38	3,186,045
1,100,000	FHLMC Gold Pool, 5.00%, due 06/01/38	1,072,370
548,129	FHLMC Gold Pool, 5.50%, due 11/01/35	546,081
920,802	FHLMC Gold Pool, 6.00%, due 10/01/37	933,145
1,908,529	FHLMC Gold Pool, 5.50%, due 12/01/37	1,900,504
3,527,282	FHLMC Gold Pool, 5.50%, due 12/01/37	3,511,900
5,412,579	FHLMC Gold Pool, 6.00%, due 12/01/37	5,485,131
3,700,000	FHLMC Gold Pool, 6.00%, due 01/01/36	3,806,952
170,438	FHLMC Non Gold Pool, 5.95%, due 05/01/37†	174,323
237,185	FHLMC Non Gold Pool, 6.48%, due 09/01/36†	245,075
2,400,000	FHLMC TBA, 4.50%, due 10/01/18	2,336,251
1,100,000	FHLMC TBA, 5.00%, due 02/01/19	1,090,547
4,800,000	FHLMC TBA, 5.00%, due 02/01/35	4,676,251
2,400,000	FHLMC TBA, 5.50%, due 07/01/35	2,387,626
742,078	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 3.58%, due 02/25/37†	429,597
251,395	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	250,858

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
2,000,000	FNMA, 4.50%, due 05/01/34	1,903,750
1,000,000	FNMA, 4.50%, due 05/01/34	944,688
2,300,000	FNMA, 6.00%, due 01/01/36	2,337,171
470,361	FNMA, 5.50%, due 02/01/36	469,559
99,000	FNMA, 6.00%, due 07/01/38	100,389
1,000,004	FNMA, 5.00%, due 05/01/38	975,198
500,000	FNMA, 5.00%, due 07/01/38	487,597
1,384,795	FNMA, 5.00%, due 04/01/38	1,350,444
1,000,000	FNMA, 5.00%, due 04/01/38	975,194
88,301	FNMA, 5.50%, due 12/01/32	88,385
5,178,834	FNMA, 5.50%, due 01/01/37	5,170,006
236,897	FNMA, 5.50%, due 04/01/36	233,840
899,117	FNMA, 5.50%, due 07/01/33	899,411
54,397	FNMA, 5.50%, due 05/25/27	55,162
215,115	FNMA, 6.00%, due 02/01/34	218,940
301,020	FNMA, 5.50%, due 02/01/34	301,118
246,537	FNMA, 6.00%, due 08/01/34	250,920
53,177	FNMA, 5.50%, due 09/01/19	53,909
863,044	FNMA, 5.50%, due 02/01/35	863,865
406,032	FNMA, 5.50%, due 10/01/18	412,634
676,957	FNMA, 5.50%, due 06/01/20	687,964
67,109	FNMA, 6.00%, due 10/01/35	68,082
7,230,120	FNMA, 5.00%, due 03/01/36	7,057,549
682,369	FNMA, 5.50%, due 06/01/20	693,463
470,177	FNMA, 5.50%, due 12/01/18	477,822
645,474	FNMA, 5.00%, due 07/01/35	630,067
126,458	FNMA, 5.00%, due 07/01/35	123,440
41,587	FNMA, 5.00%, due 12/01/35	40,594
670,733	FNMA, 5.00%, due 09/01/35	654,723
144,515	FNMA, 6.00%, due 11/01/21	147,407
1,462,494	FNMA, 5.00%, due 12/01/35	1,427,586
156,137	FNMA, 5.00%, due 12/01/35	152,410
295,953	FNMA, 5.50%, due 03/01/21	298,823
818,901	FNMA, 5.50%, due 04/01/36	817,505
57,146	FNMA, 6.50%, due 04/01/36	58,671
1,081,354	FNMA, 5.50%, due 03/01/36	1,079,511
772,061	FNMA, 6.00%, due 09/01/36	783,013
109,293	FNMA, 6.00%, due 09/01/36	110,843
1,483,961	FNMA, 6.00%, due 05/01/36	1,505,012
150,249	FNMA, 6.00%, due 08/01/36	152,381
907,128	FNMA, 5.50%, due 08/01/37	906,007
538,636	FNMA, 6.00%, due 08/01/36	546,276
770,605	FNMA, 6.00%, due 11/01/36	781,536
92,419	FNMA, 6.00%, due 09/01/36	93,730
312,760	FNMA, 6.00%, due 01/01/37	317,197
1,757,030	FNMA, 6.00%, due 08/01/37	1,781,856
230,987	FNMA, 6.00%, due 08/01/37	234,251

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
2,730,231	FNMA, 6.00%, due 08/01/37	2,768,807
508,463	FNMA, 6.50%, due 10/01/37	522,004
1,700,000	FNMA, 5.00%, due 06/01/19	1,719,390
572,971	FNMA, 6.00%, due 10/01/37	581,067
8,900,000	FNMA, 5.50%, due 06/01/35	8,987,612
1,468,531	FNMA, 5.00%, due 06/01/35	1,434,397
4,109,153	FNMA, 5.00%, due 02/01/36	4,011,075
798,835	FNMA, 5.00%, due 08/01/35	779,769
24,318	FNMA, 5.00%, due 09/01/35	23,738
404,417	FNMA, 7.00%, due 04/01/37	422,527
3,985,259	FNMA, 5.00%, due 03/01/38	3,886,402
998,674	FNMA, 5.00%, due 02/01/38	974,001
998,647	FNMA, 5.00%, due 01/01/38	973,875
998,855	FNMA, 5.00%, due 01/01/38	974,078
998,724	FNMA, 5.00%, due 01/01/38	973,950
983,411	FNMA, 5.00%, due 12/01/37	959,115
996,063	FNMA, 5.50%, due 01/01/38	994,309
994,496	FNMA, 5.50%, due 01/01/38	992,745
1,987,806	FNMA, 5.50%, due 01/01/38	1,984,306
2,983,755	FNMA, 5.00%, due 04/01/38	2,909,740
997,979	FNMA, 5.00%, due 02/01/38	973,324
6,304,802	FNMA, 5.00%, due 02/01/38	6,148,406
4,982,445	FNMA, 5.00%, due 05/01/38	4,858,852
993,991	FNMA, 5.50%, due 01/01/38	992,241
1,996,977	FNMA, 5.50%, due 12/01/37	1,993,461
998,780	FNMA, 5.50%, due 12/01/37	997,021
2,996,395	FNMA, 5.50%, due 12/01/37	2,991,119
2,996,288	FNMA, 5.50%, due 12/01/37	2,991,013
998,886	FNMA, 5.50%, due 01/01/38	997,127
3,894,995	FNMA, 5.50%, due 01/01/38	3,888,136
989,314	FNMA, 5.50%, due 01/01/38	987,572
2,996,215	FNMA, 5.50%, due 01/01/38	2,990,939
994,848	FNMA, 5.50%, due 01/01/38	993,096
996,175	FNMA, 5.50%, due 01/01/38	994,421
2,988,298	FNMA, 5.50%, due 01/01/38	2,983,036
2,990,356	FNMA, 5.50%, due 01/01/38	2,985,091
2,986,867	FNMA, 5.50%, due 01/01/38	2,981,607
989,068	FNMA, 5.00%, due 02/01/38	964,534
3,980,244	FNMA, 5.00%, due 03/01/38	3,881,510
998,872	FNMA, 5.50%, due 01/01/38	997,113
998,928	FNMA, 5.50%, due 01/01/38	997,169
994,584	FNMA, 5.50%, due 02/01/38	992,733
678,826	FNMA, 5.00%, due 02/01/38	661,988
4,986,726	FNMA, 5.00%, due 03/01/38	4,863,026
3,899,785	FNMA, 5.00%, due 04/01/38	3,803,047
3,995,605	FNMA, 5.00%, due 03/01/38	3,896,890
564,715	FNMA, 5.00%, due 05/01/38	550,707

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
599,999	FNMA, 5.00%, due 12/01/36	585,304
1,991,139	FNMA, 5.50%, due 06/01/38	1,987,434
76,142	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	70,720
3,500,000	FNMA TBA, 4.50%, due 08/01/19	3,411,408
2,400,000	FNMA TBA, 5.00%, due 06/01/19	2,383,126
18,300,000	FNMA TBA, 5.00%, due 11/01/34	17,833,917
2,000,000	FNMA TBA, 5.00%, due 11/01/34	1,945,938
7,300,000	FNMA TBA, 5.50%, due 11/01/19	7,358,174
4,700,000	FNMA TBA, 5.50%, due 06/01/35	4,687,142
6,800,000	FNMA TBA, 6.50%, due 03/01/35	6,973,189
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	723,885
332,344	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33†	331,498
399,884	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33†	405,425
134,204	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	136,457
138,740	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	140,533
43,292	GNMA, 5.00%, due 12/15/34	42,553
1,121,193	GNMA, 5.50%, due 02/15/35	1,124,568
253,499	GNMA, 5.00%, due 04/15/35	249,095
264,760	GNMA, 5.00%, due 11/15/35	260,160
294,174	GNMA, 5.00%, due 04/15/35	289,063
489,852	GNMA, 5.00%, due 08/15/33	481,723
391,420	GNMA, 5.00%, due 05/15/34	384,741
302,665	GNMA, 5.00%, due 09/15/35	297,406
497,779	GNMA, 5.00%, due 06/15/35	489,130
374,981	GNMA, 5.00%, due 09/15/35	368,466
187,022	GNMA, 5.00%, due 12/15/35	183,772
853,114	GNMA, 6.50%, due 08/15/34	875,263
246,615	GNMA, 6.50%, due 10/15/32	253,626
50,082	GNMA, 6.50%, due 10/15/37	51,355
99,915	GNMA, 6.50%, due 05/15/38	102,455
17,774	GNMA, 6.50%, due 09/15/37	18,226
3,000,000	GNMA I pool, 6.00%, due 12/01/35	3,037,968
2,500,000	GNMA I pool, 5.00%, due 04/01/35	2,451,953
2,000,000	GNMA TBA, 5.50%, due 11/01/35	2,002,188
1,800,000	GNMA TBA, 6.00%, due 09/01/36	1,818,281
28,900,000	GNMA TBA, 6.00%, due 02/01/36	29,328,992
5,000,000	GNMA TBA, 6.50%, due 09/01/36	5,099,219
404,807	GNMA TBA, 6.50%, due 09/15/37	415,100
964,956	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 3.29%, due 03/25/37†	581,277
1,700,056	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 3.34%, due 04/25/47†	1,129,016
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	200,732
302,077	GSAA Trust, Series 2006-5, Class 2A1, 3.28%, due 03/25/36†	268,563
193,277	GSAA Trust, Series 2006-9, Class A1, 3.26%, due 06/25/36†	181,454
420,478	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.84%, due 06/25/34†	345,641
572,853	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, due 11/25/35†	493,029
752,176	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 3.40%, due 08/25/46†	458,434
98,534	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 3.34%, due 11/19/35†	62,937

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
128,731	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 3.53%, due 06/20/35†	83,391
1,719,369	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 3.21%, due 11/19/46†	1,099,606
566,102	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 3.24%, due 11/19/36†	340,333
1,892,441	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 3.23%, due 05/19/47†	1,156,143
1,731,140	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 3.25%, due 06/25/37†	1,052,665
960,400	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 3.53%, due 03/25/36†	710,396
376,048	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.25%, due 11/25/37†	330,708
571,904	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	387,314
1,348,098	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.98%, due 08/25/37†	816,609
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	170,378
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	177,929
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	267,232
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	963,056
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, due 06/15/49†	565,642
222,401	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	209,046
153,269	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	142,444
280,724	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2, 6.30%, due 10/15/35	280,047
37,569	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25†	38,293
926,265	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	942,299
1,098,788	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,033,097
2,400,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	2,141,053
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	333,498
475,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, due 04/15/41†	416,404
102,597	Lehman XS Trust, Series 2005-5N, Class 1A1, 3.51%, due 11/25/35†	64,467
205,757	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	92,822
432,144	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	263,814
1,432,656	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	1,305,421
312,157	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36†	282,265
1,954,504	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 3.41%, due 05/25/47†	1,192,614
749,387	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.65%, due 11/25/35† 144A	601,150
225,280	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 3.56%, due 05/25/35† 144A	177,638
142,093	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 3.48%, due 04/25/35†	90,806
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37†	475,834
430,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	388,981
701,507	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33†	703,379
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,474,111
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, due 04/12/49†	201,411
195,287	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	198,153
705,628	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	710,970
167,279	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	166,731
684,659	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 3.40%, due 09/25/46†	413,644
730,620	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	661,353

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
346,666	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	317,215
1,915,849	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,621,070
1,490,994	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,282,338
149,990	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 3.61%, due 10/25/45†	97,783
1,005,563	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 3.30%, due 10/25/46†	875,348
603,651	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 3.28%, due 02/25/37†	564,166
577,067	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 3.56%, due 10/25/18†	505,938
21,287	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32†	21,225
553,955	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	559,232
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	724,866
312,941	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	311,523
2,255,945	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 3.44%, due 12/25/35†	2,247,159
893,727	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 3.31%, due 06/25/36†	855,551
975,722	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 3.32%, due 06/25/36†	966,194
636,821	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.22%, due 09/25/37†	545,615
607,898	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.21%, due 09/25/37†	510,926
774,634	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 6.68%, due 06/19/31† 144A	776,023
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.93%, due 05/15/43†	765,258
1,254,411	WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 5.66%, due 03/25/37†	962,196
186,450	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 3.50%, due 10/25/45†	118,229
172,832	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 3.47%, due 11/25/45†	109,647
172,832	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 3.49%, due 11/25/45†	109,754
428,246	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 3.48%, due 12/25/45†	276,880
214,123	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 3.50%, due 12/25/45†	136,347
269,667	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 3.48%, due 12/25/45†	176,245
337,084	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 3.50%, due 12/25/45†	236,984
480,546	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.65%, due 11/25/36†	371,913
1,200,349	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.61%, due 12/25/36†	859,345
530,117	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.93%, due 09/25/36†	412,641
1,300,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, due 04/25/36†	1,053,372
502,297	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 3.34%, due 08/25/36†	484,287
		344,830,705
	Municipal Obligations — 0.4%
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	624,816
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	624,816
195,000	Ohio Housing Finance Agency/OH, 6.04%, due 09/01/17	194,622
		1,444,254
	Sovereign Debt Obligations — 0.3%
202,730	Canadian Government, 4.00%, due 12/01/31	253,864
60,000	Mexico Government International Bond, 7.50%, due 04/08/33	65,700
7,880	Russian Federation, Reg S, 7.50%, due 03/31/30†† 144A	8,078
692,000	United Mexican States, 6.75%, due 09/27/34	697,190
95,000	United Mexican States, 5.63%, due 01/15/17	93,005
		1,117,837

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — 14.9%
610,000	Federal Home Loan Bank, 4.63%, due 10/10/12	623,743
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	849,928
290,000	Federal Home Loan Bank, 3.63%, due 09/16/11	290,256
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	188,272
510,000	Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11	530,641
410,000	Federal Home Loan Mortgage Corp., 5.00%, due 12/14/18	386,136
240,000	Federal Home Loan Mortgage Corp., 5.63%, due 11/23/35	236,710
701,606	FHLMC, 5.54%, due 04/01/36	714,488
1,408,678	FHLMC, 6.10%, due 09/01/37†	1,442,395
400,000	FNMA, 5.28%, due 09/01/38	400,260
413,989	FNMA, 4.19%, due 12/01/34†	421,880
334,324	FNMA, 5.01%, due 09/01/35†	336,814
851,882	FNMA, 5.83%, due 06/01/36†	870,692
2,238,024	FNMA, 5.86%, due 08/01/37†	2,241,239
250,000	FNMA, 5.25%, due 08/01/12	253,108
1,110,000	FNMA, 3.63%, due 08/15/11**	1,118,442
229,016	U.S. Treasury Bond, 2.38%, due 01/15/27	221,555
2,175,600	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28	2,503,641
1,471,580	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,760,263
1,589,940	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16	1,627,827
310,257	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	283,376
2,414,494	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	2,107,213
110,000	U.S. Treasury Note, 4.75%, due 05/31/12**	118,241
10,000,000	U.S. Treasury Note, 3.38%, due 07/31/13	10,185,160
480,000	U.S. Treasury Note, 3.13%, due 09/30/13	483,450
60,000	U.S. Treasury Note, 2.63%, due 05/31/10	60,689
31,250,000	U.S. Treasury Note, 3.38%, due 06/30/13	31,887,219
		62,143,638
	TOTAL DEBT OBLIGATIONS (COST $583,733,527)	544,603,938
Shares	Description	Value ($)
	PREFERRED STOCKS — 0.0%
	Sovereign — 0.0%
29,425	FHLMC†	47,154
21,375	FNMA†	44,086
700	FNMA†	1,903
		93,143
	TOTAL PREFERRED STOCKS (COST $1,307,240)	93,143

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Number of Contracts	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Purchased Options — 0.0%
14,000,000	FNMA, 5.00%, Strike Price $106, expires 11/06/2008	—
12,000	U.S. Treasury 10-Year Futures, Strike Price $138, expires 11/21/2008	187
		187
	TOTAL CALL OPTIONS PURCHASED (COST $1,755)	187
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.2%
	U.S. Government and Agency Obligations — 0.9%
175,000	FMMA, 2.76%, due 12/15/08‡	174,016
125,000	FMMA, 2.67%, due 12/15/08‡	124,310
50,000	FMMA, 1.95%, due 12/15/08‡	49,724
175,000	FMMA, 1.00%, due 12/15/08‡	174,034
683,000	FMMA, 1.80%, due 12/15/08‡	679,928
2,500,000	FHLMC, 2.51%, due 11/24/08‡	2,490,625
		3,692,637
	Repurchase Agreement — 2.9%
12,100,000	JPMorgan Chase Bank N.A. (Dated 09/30/2008. Collateralized by Federal Farm Credit Bank, with rates of 5.340%-5.375%, with maturities of 10/01/12-07/21/28, valued at $12,180,000. Repurchase proceeds are $12,100,672), 2.00%, due 10/01/08	12,100,000
	Securities Lending Collateral — 0.3%
1,250,400	State Street Navigator Securities Lending Portfolio***	1,250,400
	Bank Deposits — 1.1%
4,564,424	Euro Time Deposit, 1.00%, due 10/01/08	4,564,424
	TOTAL SHORT-TERM INVESTMENTS (COST $21,607,461)	21,607,461
	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 136.1% (Cost $606,649,983)	566,304,729
	TBA SALE COMMITMENTS — (15.0)%
	TBA Sale Commitments — (15.0)%
(1,100,000)	FHLMC Gold Pool, 5.00%, due 02/01/35	(1,071,641)
(2,600,000)	FHLMC Gold Pool, 6.00%, due 01/01/36	(2,632,094)
(3,700,000)	FHLMC Gold Pool, 6.00%, due 01/01/36	(3,806,952)
(2,300,000)	FNMA, 5.50%, due 11/01/19	(2,318,329)
(37,900,000)	FNMA, 5.50%, due 06/01/35	(37,799,338)
(1,300,000)	FNMA, 6.00%, due 01/01/36	(1,316,860)
(1,300,000)	FNMA, 6.50%, due 03/01/35	(1,333,110)
(1,700,000)	FNMA, 5.00%, due 06/01/19	(1,719,390)

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	TBA Sale Commitments — continued
(8,900,000)	FNMA, 5.50%, due 06/01/35	(8,987,612)
(1,400,000)	GNMA Gold Pool, 6.50%, due 08/01/33	(1,433,031)
		(62,418,357)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $62,370,415)	(62,418,357)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 121.1% (Cost $544,279,568)	503,886,372
	Other Assets and Liabilities (net) — (21.1)%	(87,728,470)
	NET ASSETS — 100.0%	$416,157,902

Notes to Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

PIK - Payment In Kind

REIT - Real Estate Investment Trust

TBA - To Be Announced

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

  †  Floating rate note. Rate shown is as of September 30, 2008.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

  ‡  Zero coupon bond.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,951,083 or 7.9% of net assets.

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

A summary of outstanding financial instruments at September 30, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/03/08	EUR	36,000	$50,695	$151
11/19/08	RUB	9,760,000	378,036	(21,964)
				$(21,813)
Sales
10/03/08	EUR	36,000	$50,695	$1,998
10/16/08	EUR	36,000	50,762	(129)
11/03/08	GBP	92,000	164,211	2,926
11/05/08	CAD	287,932	271,299	9,473
				$14,268

Currency Abbreviations

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound Sterling

RUB  Russian Ruble

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
82	Eurodollar	March 2010	$19,762,000	$75,637
9	Euribor	December 2009	3,030,568	6,479
61	GBP 90 Day	September 2009	12,956,463	48,872
2	Euribor	March 2010	673,565	562
262	U.S. Treasury Note 5 Yr.	December 2008	29,405,406	(42,387)
93	U.S. Long Bond	December 2008	10,896,984	(19,945)
40	U.S. Treasury Note 2 Yr.	December 2008	8,537,500	13,042
19	U.S. Treasury Note 2 Yr.	December 2008	4,055,313	25,625
44	U.S. Long Bond	December 2008	5,155,563	(5,617)
11	Euribor	December 2008	2,654,988	(11,438)
198	US Treasury Note 5 Yr.	December 2008	22,222,406	89,851
23	GBP 90 Day	December 2009	4,878,562	4,612
15	Euro-Bund	November 2008	2,424,497	(3,160)
151	Eurodollar	March 2009	36,630,712	20,330
61	Euro 90 Day	December 2008	14,723,113	(41,125)
14	Eurodollar	June 2009	3,393,600	(5,775)
21	GBP 90 Day	March 2009	4,444,513	44,784
23	Eurodollar	December 2009	5,552,200	(1,025)
				$199,322

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
105	U.S. Treasury Note 5 Yr.	December 2008	$11,784,609	$(4,688)
13	U.S. Long Bond	December 2008	1,523,235	132,407
177	U.S. Treasury Note 10 Yr.	December 2008	20,288,625	29,853
23	Eurodollar	June 2009	5,575,200	6,046
63	U.S. Treasury Note 10 Yr.	December 2008	7,221,375	41,750
				$205,368

  Written Options

Type of Contract	Number of Contracts	Premium Received	Value at September 30, 2008
CALL — EURODOLLAR FUTURES	16	(5,245)	(8,000)
Strike @ 97.500 Expires 03/16/2009
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	33	(25,226)	(26,813)
Strike @ 118.000 Expires 11/21/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	22	(14,203)	(23,719)
Strike @ 117.000 Expires 11/21/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	16	(14,561)	(25,750)
Strike @ 115.500 Expires 11/21/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	30	(26,100)	(28,125)
Strike @ 117.500 Expires 11/21/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	25	(17,719)	(15,234)
Strike @ 119.000 Expires 11/21/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	12	(5,752)	(5,250)
Strike @ 120.000 Expires 11/21/2008
CALL — U.S. TREASURY BOND 5-YEAR FUTURES	15	(8,136)	(2,227)
Strike @ 116.000 Expires 10/24/2008
PUT — EURODOLLAR FUTURES	13	(12,291)	(12,292)
Strike @ 96.750 Expires 06/15/2009
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	15	(13,073)	(17,578)
Strike @ 114.000 Expires 10/24/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	16	(14,944)	(28,250)
Strike @ 115.000 Expires 11/21/2008

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Type of Contract	Number of Contracts	Premium Received	Value at September 30, 2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	25	(13,250)	(6,641)
Strike @ 108.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	19	(12,842)	(32,359)
Strike @ 114.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	12	(5,752)	(15,375)
Strike @ 113.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	39	(37,063)	(85,922)
Strike @ 115.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	14	(15,586)	(43,531)
Strike @ 116.500 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	24	(16,193)	(22,875)
Strike @ 112.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	14	(8,071)	(19,031)
Strike @ 112.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	15	(12,823)	(16,641)
Strike @ 112.500 Expires 11/21/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	12	(7,252)	(8,437)
Strike @ 111.000 Expires 11/21/2008
PUT — U.S. TREASURY BOND 5-YEAR FUTURES	15	(4,620)	(14,414)
Strike @ 112.000 Expires 10/24/2008
TOTAL		$(290,702)	$(458,464)

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	131.0
Short-Term Investments	5.2
Preferred Stocks	0.0
Call Options Purchased	0.0
TBA Sale Commitments	(15.0)
Other Assets and Liabilities (net)	(21.2)
100.0%

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 99.0%
	Asset Backed Securities — 21.3%
476,484	AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2, 5.42%, due 08/08/11	460,787
314,607	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A2, 5.43%, due 11/08/10	313,771
275,000	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.49%, due 07/06/12	269,631
448,730	Bayview Financial Acquisition Trust, Series 2006-C, Class 1A1, 6.04%, due 11/28/36††	433,445
222,395	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, due 03/15/10	222,839
190,699	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 3.26%, due 10/25/36†	188,459
460,000	Caterpillar Financial Asset Trust, Series 2008-A, Class A2A, 4.09%, due 12/27/10	457,091
28,305	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	28,205
83,948	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1, 3.26%, due 11/25/36†	83,272
175,771	Countrywide Asset-Backed Certificates, Series 2005-1, Class AF3, 4.58%, due 07/25/35†	172,170
355,912	Countrywide Asset-Backed Certificates, Series 2007-S1, Class A1B, 5.89%, due 02/25/37†	309,921
1,250,000	Credit Acceptance Auto Dealer Loan Trust, Series 2007-2, Class A1A, 6.16%, due 04/15/13 144A	1,250,206
141,584	Drive Auto Receivables Trust, Series 2006-1, Class A3, 5.49%, due 05/15/11 144A	141,446
185,177	Drive Auto Receivables Trust, Series 2006-2, Class A2,, 5.30%, due 07/15/11 144A	184,187
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	463,253
414,736	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 3.36%, due 06/25/27†	225,095
165,220	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	154,909
24,147	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36††	23,859
400,000	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	387,679
465,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	441,029
900,000	Huntington Auto Trust, Series 2008-1A, Class A3A, 4.81%, due 04/16/12 144A	895,121
190,071	Hyundai Auto Receivables Trust, Series 2005-A, Class B, 4.20%, due 02/15/12	189,107
575,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, due 12/17/12	564,251
197,674	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF1B, 5.94%, due 11/25/36††	194,151
263,951	Long Beach Auto Receivables Trust, Series 2006-B, Class A3, 5.17%, due 08/15/11	260,475
775,000	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.46%, due 04/16/12	749,625
270,415	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3, 4.50%, due 08/25/35††	266,913
57,664	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36††	56,330
18,650	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37††	18,459
349,838	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	332,816
162,993	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	146,690
28,638	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	28,461
40,459	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 3.31%, due 09/25/36†	39,110
202,379	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 3.32%, due 02/25/36†	146,650
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 144A	8
221,346	Triad Auto Receivables Owner Trust, Series 2005-A, Class A4, 4.22%, due 06/12/12	211,554
107,207	Triad Auto Receivables Owner Trust, Series 2007-A, Class A2, 5.35%, due 03/14/11	106,853
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	448,317

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
480,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, due 03/20/13	456,270
1,075,000	Wachovia Auto Owner Trust, Series 2008-A, Class A3A, 4.81%, due 09/20/12	1,042,887
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	273,285
		12,638,587
	Corporate Debt — 16.2%
92,000	American General Finance, (MTN), 4.63%, due 09/01/10	55,706
775,000	Ameritech Capital Funding, 6.25%, due 05/18/09	787,923
325,000	Arizona Public Service Co., 6.50%, due 03/01/12	323,499
45,000	Banco Mercantil del Norte SA, 6.14%, due 10/13/16† 144A	43,126
557,000	British Telecommunications Plc, 8.63%, due 12/15/10	582,444
560,000	Comcast Cable Communications LLC, 6.88%, due 06/15/09	565,619
65,000	Commonwealth Edison Co., 6.15%, due 03/15/12	64,995
1,184,000	CVS Caremark Corp., Senior Note, 3.11%, due 06/01/10†	1,134,349
215,000	CVS/Caremark Corp., 6.30%, due 06/01/37†	171,811
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	311,319
295,000	Discover Financial Services, 3.35%, due 06/11/10†	238,238
65,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	66,983
375,000	EOG Resources, Inc., Senior Note, 6.13%, due 10/01/13	376,177
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	227,416
635,000	Fondo Latinoamericano, 3.00%, due 02/15/11† 144A	635,435
1,280,000	JPMorgan Chase & Co., 4.85%, due 06/16/11	1,246,487
380,000	Oil Insurance, Ltd., 7.56%, due 12/29/49† 144A	289,531
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	97,260
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	89,082
1,170,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	1,113,847
155,000	Tyco Electronics Group SA, 6.00%, due 10/01/12	152,892
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	131,228
55,000	Wells Fargo Capital XV, 9.75%, due 12/29/49†	53,401
65,000	Woori Bank, 6.13%, due 05/03/16 144A†	59,096
600,000	Xerox Corp., Senior Note, 7.13%, due 06/15/10	613,998
203,000	Xstrata Finance Canada, 5.50%, due 11/16/11 144A	198,053
		9,629,915
	Mortgage Backed Securities — 23.1%
11,312	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	11,318
84,536	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	76,953
185,342	Banc of America Mortgage Securities, Inc., Series 2004-G, Class 1A1, 4.71%, due 08/25/34†	175,239
67,952	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	58,847
121,342	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 5.57%, due 09/25/34†	84,939
42,658	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	42,638
32,730	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	32,338
18,389	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	18,425
142,184	Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 1A, 6.51%, due 03/25/34†	131,054
146,586	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.52%, due 03/25/36†	126,896
410,946	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.78%, due 11/25/36†	337,729
22,631	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	21,401

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
18,616	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	18,579
35,455	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	32,109
217,678	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	201,215
331,974	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB6, Class 1A1, 5.04%, due 10/20/35†	215,859
351,210	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1, 5.70%, due 04/25/37†	270,609
125,025	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37††	122,330
39,325	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	30,654
318,328	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 10/25/36†	311,408
493,301	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32†	494,975
106,513	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	106,038
96,289	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	97,437
164,650	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	165,193
166,270	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	165,775
235,204	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	234,871
228,212	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	227,855
278,345	FHLMC, Series 2939, Class HP, 5.00%, due 04/15/28	281,023
75,711	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	75,816
295,326	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	300,246
104,431	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	105,652
30,426	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	30,194
113,879	First Horizon Asset Securities, Inc., Series 2006-AR4, Class 1A2, 5.48%, due 01/25/37†	95,062
364,165	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.84%, due 05/25/37†	315,914
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31†	200,251
61,675	FNMA, 6.50%, due 02/01/22	63,816
297,326	FNMA, 7.00%, due 04/01/38	311,100
388,462	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A1B, 7.27%, due 08/15/36†	390,559
129,651	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	122,383
137,883	GSR Mortgage Loan Trust, Series 2004-7, Class 1A2, 4.51%, due 06/25/34†	131,277
471,570	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 6.00%, due 03/25/37†	379,872
380,259	GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1, 5.51%, due 05/25/37†	308,595
117,185	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.33%, due 12/25/36†	91,595
363,770	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.95%, due 06/25/37†	289,304
217,266	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.77%, due 01/25/37†	186,248
15,603	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	15,080
303,863	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A2, 5.17%, due 07/25/35†	298,074
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.14%, due 08/25/35†	140,507
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35†	128,115
217,504	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.82%, due 08/25/36†	175,810
384,654	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35†	339,223
379,107	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.46%, due 06/25/37†	316,401
271,025	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 5.88%, due 01/25/34†	271,479
101,352	MLCC Mortgage Investors, Inc., Series 2004-1, Class 1A, 5.96%, due 12/25/34†	93,254

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
475,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, due 02/12/44	443,752
430,517	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.42%, due 06/25/36†	390,420
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 5.00%, due 06/20/31 144A	63,029
252,808	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	214,550
19,493	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	19,409
50,102	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	45,774
104,988	Residential Funding Mortgage Securities I, Series 2007-SA1, Class 2A2, 5.62%, due 02/25/37†	81,470
114,859	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.82%, due 02/20/47†	96,066
443,494	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.79%, due 04/20/47†	377,014
413,427	Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 5.64%, due 07/20/37†	348,013
60,011	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	57,169
232,687	WaMu Mortgage Pass Through Certificates, Series 2003-AR4, Class A7, 5.31%, due 05/25/33†	219,349
371,563	WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 3A1, 5.91%, due 07/25/37†	275,702
18,355	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	18,432
330,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.10%, due 12/25/35†	277,161
114,027	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.34%, due 01/25/37†	90,588
566,116	Washington Mutual, Inc., Series 2007-HY2, Class 1A1, 5.61%, due 12/25/36†	444,472
151,723	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.35%, due 03/25/37†	127,454
353,165	Washington Mutual, Inc., Series 2007-HY4, Class 1A1, 5.54%, due 04/25/37†	263,040
358,937	Washington Mutual, Inc., Series 2007-HY5, Class 1A1, 5.52%, due 06/25/37†	247,618
182,589	Wells Fargo Mortgage Backed Securities Trust, Series 2003-A, Class A5, 6.85%, due 02/25/33†	177,359
26,554	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	25,069
175,553	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.33%, due 10/25/36†	140,502
		13,712,946
	Municipal Obligations — 1.1%
315,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	309,024
95,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	95,900
13,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	13,132
210,000	Puyallup, WA, 5.25%, due 12/01/11	211,502
		629,558
	U.S. Government and Agency Obligations — 37.3%
12,624,000	U.S. Treasury Note, 4.88%, due 04/30/11**	13,513,601
8,630,000	U.S. Treasury Note, 2.00%, due 09/30/10	8,635,402
		22,149,003
	TOTAL DEBT OBLIGATIONS (COST $61,620,630)	58,760,009
	SHORT-TERM INVESTMENTS — 4.7%
	Bank Deposits — 2.5%
1,493,456	Euro Time Deposit, 1.00%, due 10/01/08	1,493,456

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Securities Lending Collateral — 2.2%
1,311,998	State Street Navigator Securities Lending Portfolio***	1,311,998
	TOTAL SHORT-TERM INVESTMENTS (COST $2,805,454)	2,805,454
	TOTAL INVESTMENTS — 103.7% (Cost $64,426,084)	61,565,463
	Other Assets and Liabilities (net) — (3.7)%	(2,187,623)
	NET ASSETS — 100.0%	$59,377,840

Notes to Schedule of Investments:

MTN - Medium Term Note

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

  †  Floating rate note. Rate shown is as of September 30, 2008.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,986,654 or 6.7% of net assets.

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.0
Short-Term Investments	4.7
Other Assets and Liabilities (net)	(3.7)
100.0%

See accompanying notes to the financial statements.

MGI Funds

Statements of Assets and Liabilities
September 30, 2008 (Unaudited)

	MGI US Large Cap Growth Equity Fund	MGI US Large Cap Value Equity Fund	MGI US Small/Mid Cap Growth Equity Fund	MGI US Small/Mid Cap Value Equity Fund
Assets
Investments, at value and cost (Note 2)(a)	$443,558,277	$398,638,491	$181,512,924	$191,266,662
Cash	3,273	20,899	3,379	13,048
Receivable for investments sold	8,310,200	17,591,065	1,362,738	1,694,038
Dividend and interest receivable	190,507	604,944	31,138	222,023
Receivable for expenses reimbursed by Advisor	22,104	34,615	26,216	23,199
Foreign tax reclaims receivable	—	136	—	—
Securities lending income receivable	20,095	21,010	15,153	25,055
Prepaid expenses	9,867	9,341	4,801	3,761
Total assets	452,114,323	416,920,501	182,956,349	193,247,786
Liabilities
Payable for investments purchased	6,524,304	8,712,882	1,305,374	1,384,294
Payable to affiliate for (Note 3):
Advisor fee	170,662	163,871	112,728	117,577
Trustees fees	3,394	3,712	1,889	2,284
Obligation to return securities lending collateral	91,969,609	52,374,420	40,081,585	42,794,149
Payable for variation margin on open futures contracts (Note 2)	—	—	—	132
Accrued expenses	61,184	70,977	53,001	49,183
Total liabilities	98,729,153	61,325,862	41,554,577	44,347,619
Net assets	$353,385,170	$355,594,639	$141,401,772	$148,900,167
Net assets consist of:
Paid-in capital	403,954,196	473,532,508	179,908,300	180,542,428
Accumulated undistributed (distributions in excess of) net investment income	600,887	6,320,433	(308,124)	956,285
Accumulated net realized loss	(10,362,868)	(71,598,403)	(21,201,399)	(2,118,912)
Net unrealized depreciation on investments and foreign currencies	(40,807,045)	(52,659,899)	(16,997,005)	(30,479,634)
Total net assets	$353,385,170	$355,594,639	$141,401,772	$148,900,167
Net assets attributable to:
Class Y-3 shares	$353,385,170	$355,594,639	$141,401,772	$148,900,167
Shares outstanding:
Class Y-3	38,559,098	44,754,909	16,224,210	17,790,125
Net asset value per share:
Class Y-3	$9.16	$7.95	$8.72	$8.37
(a) Investments at cost	484,365,629	451,298,390	198,509,929	221,746,310

See accompanying notes to the financial statements.

MGI Funds

Statements of Assets and Liabilities — (Continued)
September 30, 2008 (Unaudited)

	MGI Non-US Core Equity Fund	MGI Core Opportunistic Fixed Income Fund	MGI US Short Maturity Fixed Income Fund
Assets
Investments, at value and cost (Note 2)(a)	$562,582,643	$566,304,729	$61,565,463
Cash	—	288,510	—
Foreign currency, at value (Note 2)(b)	2,944,264	520,877	—
Receivable for investments sold	2,398,405	127,097,627	600,378
Dividend and interest receivable	3,288,382	4,118,328	543,697
Receivable for open forward currency contracts (Note 2)	1,851,913	14,548	—
Receivable for variation margin on open futures contracts (Note 2)	32,458	75,899	—
Receivable for expenses reimbursed by Advisor	11,049	44,811	4,752
Foreign tax reclaims receivable	547,773	—	—
Securities lending income receivable	39,805	2,981	10,763
Prepaid expenses	9,476	14,855	1,208
Total assets	573,706,168	698,483,165	62,726,261
Liabilities
Payable for investments purchased	1,316,194	217,539,617	1,992,467
Payable for Fund shares repurchased	—	337,426	—
Due to Custodian	1,357,974	—	—
Payable to affiliate for (Note 3):
Advisor fee	349,085	125,936	12,538
Trustees fees	6,687	3,535	718
Obligation to return securities lending collateral	27,984,075	1,250,400	1,311,998
Written options, at value(c)	—	458,463	—
TBA Sale Commitments(d)	—	62,418,357	—
Interest payable on TBA securities	—	53,454	—
Payable for open forward currency contracts (Note 2)	2,287,136	22,093	—
Accrued expenses	189,519	115,982	30,700
Total liabilities	33,490,670	282,325,263	3,348,421
Net assets	$540,215,498	$416,157,902	$59,377,840
Net assets consist of:
Paid-in capital	693,340,477	434,955,433	60,684,853
Accumulated undistributed net investment income	13,657,763	20,712,162	2,024,456
Accumulated net realized gain (loss)	(10,976,648)	668,543	(470,848)
Net unrealized depreciation on investments, futures contracts, options written, short sales and foreign currencies	(155,806,094)	(40,178,236)	(2,860,621)
Total net assets	$540,215,498	$416,157,902	$59,377,840
Net assets attributable to:
Class Y-3 shares	$540,215,498	$416,157,902	$59,377,840
Shares outstanding:
Class Y-3	55,330,182	42,666,574	6,045,084
Net asset value per share:
Class Y-3	$9.76	$9.75	$9.82
(a) Investments at cost	717,645,262	606,649,983	64,426,084
(b) Foreign currency at cost	2,993,319	551,910	—
(c) Premiums on written options	—	290,701	—
(d) Proceeds for TBA Sale Commitments	—	62,370,415	—

See accompanying notes to the financial statements.

MGI Funds

Statements of Operations
For the Six Months Ended September 30, 2008 (Unaudited)

	MGI US Large Cap Growth Equity Fund	MGI US Large Cap Value Equity Fund	MGI US Small/Mid Cap Growth Equity Fund	MGI US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$33,466	$42,481	$24,078	$16,419
Dividends	1,460,158	5,244,667	281,352	1,429,658
Securities lending income	245,362	200,059	152,831	177,974
Withholding taxes	(457)	(2,044)	(482)	(1,321)
Total investment income	1,738,529	5,485,163	457,779	1,622,730
Expenses:
Advisory fees (Note 3)	1,088,482	1,016,970	748,553	692,577
Transfer agent fees	18,490	17,012	7,029	7,359
Custodian and fund accounting fees	65,307	86,584	67,325	51,997
Audit fees	21,629	21,634	20,621	21,199
Legal fees	34,123	33,671	13,862	14,438
Trustees fees	10,548	9,954	4,303	4,415
Registration fees	—	154	—	10
Blue Sky fees	10,128	10,128	9,776	9,776
Miscellaneous	20,620	20,040	8,863	8,079
Total expenses	1,269,327	1,216,147	880,332	809,850
Reimbursement of expenses (Note 3)	(141,265)	(160,801)	(115,145)	(101,885)
Net expenses	1,128,062	1,055,346	765,187	707,965
Net investment income (loss)	610,467	4,429,817	(307,408)	914,765
Realized and unrealized gain (loss):
Net realized gain (loss) on: Investments	(6,806,222)	(51,011,189)	(20,618,273)	(1,675,034)
Closed futures contracts	—	—	—	12,046
Net realized gain (loss)	(6,806,222)	(51,011,189)	(20,618,273)	(1,662,988)
Change in net unrealized appreciation (depreciation) on: Investments	(32,482,815)	(14,234,737)	3,605,464	(7,454,714)
Forward contracts and foreign currency related transactions	(36)	—	—	14
Net unrealized loss	(32,482,851)	(14,234,737)	3,605,464	(7,454,700)
Net realized and unrealized loss	(39,289,073)	(65,245,926)	(17,012,809)	(9,117,688)
Net decrease in net assets resulting from operations	$(38,678,606)	$(60,816,109)	$(17,320,217)	$(8,202,923)

See accompanying notes to the financial statements.

MGI Funds

Statements of Operations — (Continued)
For the Six Months Ended September 30, 2008 (Unaudited)

	MGI Non-US Core Equity Fund	MGI Core Opportunistic Fixed Income Fund	MGI US Short Maturity Fixed Income Fund
Investment Income:
Interest	$65,913	$13,393,082	$1,387,604
Dividends	13,842,712	38,670	—
Securities lending income	383,098	35,637	36,168
Withholding taxes	(1,409,786)	(5,673)	—
Total investment income	12,881,937	13,461,716	1,423,772
Expenses:
Advisory fees (Note 3)	2,325,567	867,275	77,487
Transfer agent fees	30,167	22,547	2,614
Custodian and fund accounting fees	286,622	140,491	17,381
Audit fees	28,784	28,148	22,745
Legal fees	53,118	45,039	5,636
Trustees fees	17,856	12,659	1,636
Registration fees	72	—	24
Blue Sky fees	12,367	10,128	9,701
Miscellaneous	33,579	27,550	3,626
Total expenses	2,788,132	1,153,837	140,850
Reimbursement of expenses (Note 3)	(245,512)	(237,001)	(41,666)
Net expenses	2,542,620	916,836	99,184
Net investment income	10,339,317	12,544,880	1,324,588
Realized and unrealized gain (loss):
Net realized gain (loss) on: Investments	(10,509,433)	(4,881,911)	(241,394)
Closed futures contracts	(914,762)	(1,596,832)	—
Written option contracts	—	478,353	—
Forward contracts and foreign currency related transactions	(2,809,170)	(80,317)	—
Net realized gain (loss)	(14,233,365)	(6,080,707)	(241,394)
Change in net unrealized appreciation (depreciation) on: Investments	(147,688,832)	(29,994,875)	(2,238,415)
TBA Sale Commitments	—	248,645	—
Open futures contracts	(198,067)	354,873	—
Written option contracts	—	(186,661)	—
Forward contracts and foreign currency related transactions	(1,557,659)	(173,678)	—
Net unrealized loss	(149,444,558)	(29,751,696)	(2,238,415)
Net realized and unrealized loss	(163,677,923)	(35,832,403)	(2,479,809)
Net decrease in net assets resulting from operations	$(153,338,606)	$(23,287,523)	$(1,155,221)

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap Growth Equity Fund		MGI US Large Cap Value Equity Fund
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Decrease in net assets:
Operations:
Net investment income (loss)	$610,467	$907,160	$4,429,817	$6,266,869
Net realized gain (loss)	(6,806,222)	10,201,549	(51,011,189)	(5,571,047)
Change in unrealized appreciation (depreciation)	(32,482,851)	(20,532,932)	(14,234,737)	(59,060,900)
Net decrease in net assets from operations	(38,678,606)	(9,424,223)	(60,816,109)	(58,365,078)
Distributions to shareholders from:
Net investment income Class Y-3	—	(1,175,976)	—	(5,646,549)
Total distributions from net investment income	—	(1,175,976)	—	(5,646,549)
Net realized gains Class Y-3	—	(10,166,651)	—	(23,536,160)
Total distributions from net realized gains	—	(10,166,651)	—	(23,536,160)
Net share transactions (Note 5): Class Y-3	10,289,052	93,662,160	40,185,238	149,735,299
Increase in net assets resulting from net shares transactions	10,289,052	93,662,160	40,185,238	149,735,299
Net increase (decrease) in net assets	(28,389,554)	72,895,310	(20,630,871)	62,187,512
Net assets:
Beginning of year	381,774,724	308,879,414	376,225,510	314,037,998
End of year	$353,385,170	$381,774,724	$355,594,639	$376,225,510
Undistributed (distributions in excess of) net investment income included in net assets at end of year	$600,887	$(9,580)	$6,320,433	$1,890,616

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI US Small/Mid Cap Growth Equity Fund		MGI US Small/Mid Cap Value Equity Fund
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Decrease in net assets:
Operations:
Net investment income (loss)	$(307,408)	$(611,856)	$914,765	$1,370,559
Net realized gain (loss)	(20,618,273)	9,906,323	(1,662,988)	1,088,708
Change in unrealized appreciation (depreciation)	3,605,464	(28,269,528)	(7,454,700)	(30,375,349)
Net decrease in net assets from operations	(17,320,217)	(18,975,061)	(8,202,923)	(27,916,082)
Distributions to shareholders from:
Net investment income Class Y-3	—	—	—	(1,070,079)
Total distributions from net investment income	—	—	—	(1,070,079)
Net realized gains Class Y-3	—	(12,281,434)	—	(5,561,366)
Total distributions from net realized gains	—	(12,281,434)	—	(5,561,366)
Net share transactions (Note 5): Class Y-3	(2,640,356)	60,440,800	12,935,908	60,548,915
Increase (decrease) in net assets resulting from net shares transactions	(2,640,356)	60,440,800	12,935,908	60,548,915
Net increase (decrease) in net assets	(19,960,573)	29,184,305	4,732,985	26,001,388
Net assets:
Beginning of year	161,362,345	132,178,040	144,167,182	118,165,794
End of year	$141,401,772	$161,362,345	$148,900,167	$144,167,182
Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(308,124)	$(716)	$956,285	$41,520

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI Non-US Core Equity Fund		MGI Core Opportunistic Fixed Income Fund
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,339,317	$13,165,240	$12,544,880	$24,355,432
Net realized gain (loss)	(14,233,365)	28,984,638	(6,080,707)	8,177,210
Change in unrealized appreciation (depreciation)	(149,444,558)	(56,795,440)	(29,751,696)	(10,640,110)
Net increase (decrease) in net assets from operations	(153,338,606)	(14,645,562)	(23,287,523)	21,892,532
Distributions to shareholders from:
Net investment income Class Y-3	—	(8,900,944)	—	(22,307,876)
Total distributions from net investment income	—	(8,900,944)	—	(22,307,876)
Net realized gains Class Y-3	—	(30,481,897)	—	—
Total distributions from net realized gains	—	(30,481,897)	—	—
Net share transactions (Note 5): Class Y-3	69,127,765	203,103,556	(87,894,341)	61,842,197
Increase (decrease) in net assets resulting from net shares transactions	69,127,765	203,103,556	(87,894,341)	61,842,197
Net increase (decrease) in net assets	(84,210,841)	149,075,153	(111,181,864)	61,426,853
Net assets:
Beginning of year	624,426,339	475,351,186	527,339,766	465,912,913
End of year	$540,215,498	$624,426,339	$416,157,902	$527,339,766
Undistributed net investment income included in net assets at end of year	$13,657,763	$3,318,446	$20,712,162	$8,167,282

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI US Short Maturity Fixed Income Fund
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,324,588	$2,966,447
Net realized gain (loss)	(241,394)	(66,467)
Change in unrealized appreciation (depreciation)	(2,238,415)	(619,914)
Net increase (decrease) in net assets from operations	(1,155,221)	2,280,066
Distributions to shareholders from:
Net investment income Class Y-3	—	(2,550,586)
Total distributions from net investment income	—	(2,550,586)
Net share transactions (Note 5): Class Y-3	(1,639,359)	3,933,991
Increase (decrease) in net assets resulting from net shares transactions	(1,639,359)	3,933,991
Net increase (decrease) in net assets	(2,794,580)	3,663,471
Net assets:
Beginning of year	62,172,420	58,508,949
End of year	$59,377,840	$62,172,420
Undistributed net investment income included in net assets at end of year	$2,024,456	$699,868

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.20		$10.54	$10.58	$10.00
Net investment income†	0.02		0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.06)		(0.06)	0.09	0.62
Total from investment operations	(1.04)		(0.03)	0.13	0.64
Less dividends and distributions:
From net investment income	—		(0.03)	(0.02)	(0.01)
From net realized gain on investments	—		(0.28)	(0.15)	(0.05)
Total dividends and distributions	—		(0.31)	(0.17)	(0.06)
Net asset value at end of period	$9.16		$10.20	$10.54	$10.58
Total investment return(b)	(10.20	)%**	(0.55)%	1.28%	6.35	%**
Ratios/Supplemental Data:
Net investment income to average net assets	0.31	%*	0.25%	0.40%	0.34	%*
Net expenses to average daily net assets	0.57	%*	0.57%	0.57%	0.55	%*
Total expenses (before reimbursements) to average daily net assets	0.64	%*	0.68%	0.75%	0.90	%*
Portfolio turnover rate	41	%**	129%	77%	63	%**
Net assets at end of period (in 000's)	$353,385		$381,775	$308,879	$190,991

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI US Large Cap Value Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$9.39		$11.77	$10.82	$10.00
Net investment income†	0.11		0.20	0.19	0.11
Net realized and unrealized gain (loss) on investments	(1.55)		(1.77)	1.10	0.79
Total from investment operations	(1.44)		(1.57)	1.29	0.90
Less dividends and distributions:
From net investment income	—		(0.16)	(0.14)	(0.03)
From net realized gain on investments	—		(0.65)	(0.20)	(0.05)
Total dividends and distributions	—		(0.81)	(0.34)	(0.08)
Net asset value at end of period	$7.95		$9.39	$11.77	$10.82
Total investment return(b)	(15.34	)%**	(13.95)%	11.98%	9.03	%**
Ratios/Supplemental Data:
Net investment income to average net assets	2.31	%*	1.76%	1.67%	1.66	%*
Net expenses to average daily net assets	0.55	%*	0.55%	0.55%	0.53	%*
Total expenses (before reimbursements) to average daily net assets	0.63	%*	0.67%	0.72%	0.88	%*
Portfolio turnover rate	119	%**	132%	67%	22	%**
Net assets at end of period (in 000's)	$355,595		$376,226	$314,038	$196,799

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$9.84		$11.66	$11.99	$10.00
Net investment loss†	(0.02)		(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.10)		(0.94)	0.37	2.15
Total from investment operations	(1.12)		(0.99)	0.32	2.12
Less dividends and distributions:
From net realized gain on investments	—		(0.83)	(0.65)	(0.13)
Total dividends and distributions	—		(0.83)	(0.65)	(0.13)
Net asset value at end of period	$8.72		$9.84	$11.66	$11.99
Total investment return(b)	(11.38	)%**	(9.40)%	2.75%	21.32	%**
Ratios/Supplemental Data:
Net investment loss to average net assets	(0.37	)%*	(0.39)%	(0.43)%	(0.41	)%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.06	%*	1.07%	1.15%	1.44	%*
Portfolio turnover rate	117	%**	95%	77%	72	%**
Net assets at end of period (in 000's)	$141,402		$161,362	$132,178	$87,340

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$8.85		$11.32	$11.03	$10.00
Net investment income†	0.05		0.10	0.10	0.02
Net realized and unrealized gain (loss) on investments	(0.53)		(2.13)	0.75	1.05
Total from investment operations	(0.48)		(2.03)	0.85	1.07
Less dividends and distributions:
From net investment income	—		(0.07)	(0.06)	(0.01)
From net realized gain on investments	—		(0.37)	(0.50)	(0.03)
Total dividends and distributions	—		(0.44)	(0.56)	(0.04)
Net asset value at end of period	$8.37		$8.85	$11.32	$11.03
Total investment return(b)	(5.42	)%**	(18.26)%	7.90%	10.79	%**
Ratios/Supplemental Data:
Net investment income to average net assets	1.19	%*	1.01%	0.93%	0.25	%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.05	%*	1.07%	1.17%	1.33	%*
Portfolio turnover rate	38	%**	71%	139%	23	%**
Net assets at end of period (in 000's)	$148,900		$144,167	$118,166	$82,779

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI Non-US Core Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Period ended 03/31/07(a)
Net asset value at beginning of period	$12.76		$13.76	$12.17
Net investment income†	0.21		0.32	0.06
Net realized and unrealized gain (loss) on investments	(3.21)		(0.41)	1.55
Total from investment operations	(3.00)		(0.09)	1.61
Less dividends and distributions:
From net investment income	—		(0.21)	(0.02)
From net realized gain on investments	—		(0.70)	—
Total dividends and distributions	—		(0.91)	(0.02)
Net asset value at end of period	$9.76		$12.76	$13.76
Total investment return	(23.51	)%**	(1.09)%	13.24	%**
Ratios/Supplemental Data:
Net investment income to average net assets	3.33	%*	2.28%	0.75	%*
Net expenses to average daily net assets	0.82	%*	0.82%	0.82	%*
Total expenses (before reimbursements) to average daily net assets	0.90	%*	0.96%	1.06	%*
Portfolio turnover rate	22	%**	72%	36	%**
Net assets at end of period (in 000's)	$540,215		$624,426	$475,351

(a)  Class commenced operations on August 18, 2006.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.24		$10.21	$9.89	$10.00
Net investment income†	0.26		0.51	0.48	0.27
Net realized and unrealized gain (loss) on investments	(0.75)		(0.10)	0.14	(0.27)
Total from investment operations	(0.49)		0.41	0.62	—
Less dividends and distributions:
From net investment income	—		(0.38)	(0.30)	(0.11)
Total dividends and distributions	—		(0.38)	(0.30)	(0.11)
Net asset value at end of period	$9.75		$10.24	$10.21	$9.89
Total investment return(b)	(4.79	)%**	4.08%	6.30%	(0.02	)%**
Ratios/Supplemental Data:
Net investment income to average net assets	5.06	%*	4.94%	4.74%	4.31	%*
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.35	%*
Total expenses (before reimbursements) to average daily net assets	0.47	%*	0.48%	0.55%	0.76	%*
Portfolio turnover rate	123	%**	200%	244%	282	%**
Net assets at end of period (in 000's)	$416,158		$527,340	$465,912	$209,590

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI US Short Maturity Fixed Income Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 09/30/08 (Unaudited)		Year ended 03/31/08	Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.01		$10.05	$9.98	$10.00
Net investment income†	0.21		0.49	0.48	0.24
Net realized and unrealized gain (loss) on investments	(0.40)		(0.11)	0.06	(0.11)
Total from investment operations	(0.19)		0.38	0.54	0.13
Less dividends and distributions:
From net investment income	—		(0.42)	(0.47)	(0.15)
Total dividends and distributions	—		(0.42)	(0.47)	(0.15)
Net asset value at end of period	$9.82		$10.01	$10.05	$9.98
Total investment return(b)	(2.00	)%**	3.72%	5.51%	1.34	%**
Ratios/Supplemental Data:
Net investment income to average net assets	4.27	%*	4.80%	4.76%	4.00	%*
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.30	%*
Total expenses (before reimbursements) to average daily net assets	0.45	%*	0.49%	1.00%	1.31	%*
Portfolio turnover rate	87	%**	131%	186%	121	%**
Net assets at end of period (in 000's)	$59,378		$62,172	$58,509	$16,764

(a)  Class commenced operations on August 22, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the year.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of these financial statements.

MGI Funds

Notes to the Financial Statements
September 30, 2008 (Unaudited)

1.  Organization

MGI Funds (the "Trust") consists of seven series as follows: MGI US Large Cap Growth Equity Fund ("Large Cap Growth"), MGI US Large Cap Value Equity Fund ("Large Cap Value"), MGI US Small/Mid Cap Growth Equity Fund ("Small/Mid Cap Growth"), MGI US Small/Mid Cap Value Equity Fund ("Small/Mid Cap Value"), MGI Non-US Core Equity Fund ("Non-US Core Equity"), MGI Core Opportunistic Fixed Income Fund ("Core Opportunistic"), and MGI US Short Maturity Fixed Income Fund ("Short Maturity"), collectively referred to as "the Funds". The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds' investment adviser is Mercer Global Investments, Inc. (the "Advisor"). The Advisor manages each Fund using a "manager of managers" approach by selecting one or more sub advisors to manage each Fund.

The Funds' are classified as "non-diversified" for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. Because of this, the gains and losses on a single issuer may have a greater impact on a Fund's net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income

Large Cap Value	Capital appreciation and income

Small/Mid Cap Growth	Capital appreciation

Small/Mid Cap Value	Capital appreciation

Non-US Core Equity	Capital appreciation and income

Core Opportunistic	Current income and capital appreciation

Short Maturity	Safety of principal, moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2008, only Class Y-3 had commenced operations in each of the Funds.

2.  Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("NASDAQ") normally are valued at the NASDAQ Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below). Investments in investment companies are valued at their net asset value.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

The Board has delegated its responsibility of valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable sub advisor) do not otherwise accurately reflect the fair value of the security, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its net asset value ("NAV") per share.

During the current fiscal year, the U.S. markets encountered a substantial reduction in liquidity for certain mortgage and credit fixed-income products. Continued low levels of liquidity in this market may further increase the volatility of pricing and the chance of such securities being disposed of by a Fund at a price that deviates from its recorded value. This may result in a Fund incurring greater losses on the sale of some portfolio investments than under more stable market conditions. Such losses may adversely impact a Fund's performance.

The value of asset-backed and collateralized mortgage securities held by the MGI Core Opportunistic Fixed Income Fund and the MGI US Short Maturity Fixed Income Fund was $368,287,534 and $26,351,535, representing 88.4% and 44.4%, respectively.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. This Statement defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at fair value:

	Valuation Inputs
	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs*	Level 3 - Significant Unobservable Inputs	Total
Large Cap Growth	$340,742,203		$102,816,074	$—	$443,558,277
Large Cap Value	337,803,436		60,835,055	—	398,638,491
Small/Mid Cap Growth	137,320,498		44,192,426	—	181,512,924
Small/Mid Cap Value	146,417,495		44,849,167	—	191,266,662
Non-US Core	519,918,556	**	41,908,927	—	561,827,483
Core Opportunistic	23,903,425	***	479,921,629	—	503,825,054
Short Maturity	23,039,539		38,525,924	—	61,565,463

  *  Includes securities lending collateral.

  **  Includes futures and forward currency contracts.

***  Includes futures, forward currency and written option contracts.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund's assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund's ability to achieve its investment objective.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

(d) Security lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund's portfolio securities. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian"), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2008 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$89,897,814	$91,969,609
Large Cap Value	51,018,751	52,374,420
Small/Mid Cap Growth	39,140,363	40,081,585
Small/Mid Cap Value	41,525,221	42,794,149
Non-US Core	26,586,558	27,984,075
Core Opportunistic	1,225,587	1,250,400
Short Maturity	1,285,531	1,311,998

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer who simultaneously agree to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for an open repurchase agreement held as of September 30, 2008.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian's books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At September 30, 2008, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If an advisor or a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements. At September 30, 2008, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the Fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open futures contracts as of September 30, 2008.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of September 30, 2008.

A summary of open written option contracts for the Core Opportunistic Fund at September 30, 2008, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2008	302	$223,131
Options written	901	588,214
Options terminated in closing purchase transactions	(182)	(136,471)
Options expired	(619)	(384,173)
Options outstanding at September 30, 2008	402	$290,701

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of September 30, 2008.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At September 30, 2008 none of the Funds held securities sold short.

(m) When-issued/TBA securities

Purchasing securities "when-issued" is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of September 30, 2008.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund's investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation. At September 30, 2008 none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts ("REITs") which pool investors' funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act. See the Schedule of Investments for open REIT securities held by all Funds as of September 30, 2008 with the exception of Short Maturity.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of September 30, 2008.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds' policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

(s) Redemption fees

While none of the Funds' classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short term trading fee.

(t) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for open mortgage-backed and asset backed securities held by Core Opportunistic and Short Maturity as of September 30, 2008.

(u) Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.  Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund's investments at an annual rate of:

	Assets up to $750 million	Assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or "12b-1 plan" to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund's Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the year ended March 31, 2008, the fees were reimbursed to the extent that each Fund's class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2008 only Class Y-3 had commenced operations.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the year ended September 30, 2008, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$164,482,557
Large Cap Value	—	475,294,563
Small/Mid Cap Growth	—	186,092,726
Small/Mid Cap Value	—	70,690,002
Non-US Core	—	208,215,257
Core Opportunistic	509,921,085	45,536,242
Short Maturity	42,238,786	9,582,556

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Large Cap Growth	—	157,818,246
Large Cap Value	—	441,679,668
Small/Mid Cap Growth	—	186,635,923
Small/Mid Cap Value	—	56,868,486
Non-US Core	—	133,173,772
Core Opportunistic	668,167,218	16,101,799
Short Maturity	44,851,547	7,142,497

5.  Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	3,281,545	$33,916,869	11,556,606	$131,396,658
Shares issued to shareholders in reinvestment of distributions	—	—	996,716	11,342,627
Shares repurchased	(2,161,504)	(23,627,817)	(4,409,590)	(49,077,125)
Net increase (decrease)	1,120,041	$10,289,052	8,143,732	$93,662,160
Large Cap Value
	Six Months Ended September 30, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,479,947	$47,930,516	14,139,729	$161,279,470
Shares issued to shareholders in reinvestment of distributions	—	—	2,822,312	29,182,709
Shares repurchased	(806,535)	(7,745,278)	(3,572,064)	(40,726,880)
Net increase (decrease)	4,673,412	$40,185,238	13,389,977	$149,735,299
Small/Mid Cap Growth
	Six Months Ended September 30, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,166,443	$11,645,167	5,916,332	$71,114,738
Shares issued to shareholders in reinvestment of distributions	—	—	1,093,627	12,281,434
Shares repurchased	(1,336,136)	(14,285,523)	(1,956,118)	(22,955,372)
Net increase (decrease)	(169,693)	$(2,640,356)	5,053,841	$60,440,800

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

Small/Mid Cap Value
	Six Months Ended September 30, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,995,247	$17,449,226	6,929,904	$72,477,590
Shares issued to shareholders in reinvestment of distributions	—	—	690,776	6,631,445
Shares repurchased	(489,764)	(4,513,318)	(1,770,626)	(18,560,120)
Net increase (decrease)	1,505,483	$12,935,908	5,850,054	$60,548,915
Non-US Core Equity
	Six Months Ended September 30, 2008		Period from August 18, 2006 (commencement of operations) March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	8,081,301	$91,320,021	16,417,514	$233,893,655
Shares issued through in-kind contributions	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	2,876,760	39,382,841
Shares repurchased	(1,688,660)	(22,192,256)	(4,896,831)	(70,172,940)
Net increase (decrease)	6,392,641	$69,127,765	14,397,443	$203,103,556
Core Opportunistic
	Six Months Ended September 30, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,926,306	$59,936,345	34,302,707	$353,417,155
Shares issued to shareholders in reinvestment of distributions	—	—	2,197,821	22,307,876
Shares repurchased	(14,750,547)	(147,830,686)	(30,641,546)	(313,882,834)
Net increase (decrease)	(8,824,241)	$(87,894,341)	5,858,982	$61,842,197
Short Maturity
	Six Months Ended September 30, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	492,659	$5,000,678
Shares issued to shareholders in reinvestment of distributions	—	—	254,296	2,550,586
Shares repurchased	(166,217)	(1,639,359)	(357,572)	(3,617,273)
Net increase (decrease)	(166,217)	$(1,639,359)	389,383	$3,933,991

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

6.  Federal Income Taxes

As of September 30, 2008, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$490,180,794	$9,397,890	$(56,020,407)	$(46,622,517)
Large Cap Value	475,180,150	7,007,991	(83,549,650)	(76,541,659)
Small/Mid Cap Growth	199,262,487	5,656,358	(23,405,921)	(17,749,563)
Small/Mid Cap Value	222,504,259	6,168,717	(37,406,314)	(31,237,597)
Non-US Core	722,875,388	5,539,234	(165,831,979)	(160,292,745)
Core Opportunistic	606,799,997	3,709,136	(44,204,404)	(40,495,268)
Short Maturity	64,463,847	176,693	(3,075,077)	(2,898,384)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

7.  Recently Issued Accounting Pronouncements

Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. The Trust files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2004 through 2007 tax years remain subject to examination by U.S. Federal and most tax authorities.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Funds' financial statements.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

8.  Subsequent Event

Effective October 6, 2008, the Funds have suspended the securities lending program due to the current economic environment and credit market. As of November 11, 2008, the Funds no longer had any securities on loan through the securities lending program. The Advisor will determine if or when it becomes appropriate to reinstate the program.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

9.  Proxy Voting

A description of the policies and procedures that each Fund's investment advisor and sub-advisors use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

10.  Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at http://www.sec.gov. When filed, the Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.  Board Approvals of Subadvisory Agreements and Investment Management Agreement during the period April 1, 2008 through September 30, 2008

June 9-10, 2008 Board Meeting

MGI US Small/Mid Cap Growth Equity Fund and MGI Core Opportunistic Fixed Income Fund — Approval of Two New Subadvisory Agreements

At a meeting of the Board of Trustees (the "Board" or the "Trustees") of the Trust held on June 9 and 10, 2008 (the "June Meeting"), the Trustees, including the Trustees who are not "interested persons" (the "Independent Trustees"), considered and approved (a) the proposed subadvisory agreement between the Advisor and Goldman Sachs Asset Management, L.P. ("Goldman Sachs") with respect to the MGI US Small/Mid Cap Growth Equity Fund (the "Small/Mid Cap Growth Fund"), and (b) the proposed subadvisory agreement between the Advisor and Pacific Investment Management Company LLC ("PIMCO") with respect to the MGI Core Opportunistic Fixed Income Fund (the "Core Opportunistic Fund"). (For purposes of this discussion, Goldman Sachs and PIMCO are each a "Proposed Subadvisor," and together, the "Proposed Subadvisors," and the Small/Mid Cap Growth Fund and the Core Opportunistic Fund are together the "Funds.")

In considering the approval of the two proposed subadvisory agreements (each a "Proposed Subadvisory Agreement," and together, the "Proposed Subadvisory Agreements"), the Board was able to draw on its knowledge of the Trust, the Funds, and the series of the Trust (the "Series). In addition, the Board took note of its experience with the Advisor, and the investment management and current subadvisory agreements for the Funds and the Series, as well as the memorandum from the Independent Trustees' independent legal counsel discussing the duties of the Trustees in considering the approval of advisory and subadvisory agreements. The Board was provided with and considered certain information and materials from the Advisor, each Proposed Subadvisor, and counsel, including: (i) copies of the forms of the Proposed Subadvisory Agreements between the Advisor and each Proposed Subadvisor; (ii) the process by which the Advisor reviewed, selected, and recommended each Proposed Subadvisor for the Board's approval, which, in the case of the Small/Mid Cap Growth Fund, included the Advisor's recommendation that Goldman Sachs replace Mazama Capital Management, Inc. ("Mazama"), a current subadvisor to the Small/Mid Cap Growth Fund, and in the case of the Core Opportunistic Fund, included the Advisor's rationale for recommending that the Fund utilize a fourth subadvisor; (iii) the nature, extent, and quality of the services that each Proposed Subadvisor would provide to its respective Fund; (iv) each Proposed Subadvisor's investment management business, portfolio management personnel, operations, prior investment experience, and reputation; (v) the qualifications and experience of the portfolio manager and investment team at each Proposed Subadvisor who will be responsible for the day-to-day management of the Proposed Subadvisor's allocated portion of the respective Fund's investment portfolio; (vi) each Proposed Subadvisor's staffing levels and overall resources; (vii) each Proposed Subadvisor's brokerage and trading policies and practices; (viii) the level of subadvisory fees to be charged by each Proposed

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

Subadvisor for its services, and a comparison of those fees to the fees charged by the Proposed Subadvisor to comparable accounts that the Proposed Subadvisor managed, including registered and unregistered investment companies and other pooled investment vehicles, as applicable; (ix) each Proposed Subadvisor's compliance program; (x) each Proposed Subadvisor's historical performance returns in managing a similar investment mandate, and a comparison of such performance to a relevant index; and (xi) each Proposed Subadvisor's financial condition. The Advisor also provided the Trustees with materials discussing the reasons for recommending the Proposed Subadvisors for approval. Further, the Independent Trustees reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. In addition, the Independent Trustees considered their discussions with representatives of the Advisor and representatives of each Proposed Subadvisor, who attended the June Meeting.

In their consideration of the approval of the Proposed Subadvisory Agreements, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services to be provided by the Proposed Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by each Proposed Subadvisor to its respective Fund. The Independent Trustees discussed the specific investment management process that each Proposed Subadvisor will employ to manage its allocated portion of its respective Fund (which had been discussed with each Proposed Subadvisor), the qualifications of the Proposed Subadvisor's portfolio manager and investment management personnel with regard to implementing the investment mandate relating to its allocated portion of the Fund's investment portfolio that each Proposed Subadvisor would be managing, and the Proposed Subadvisor's performance record as compared to a relevant benchmark. The Independent Trustees considered each Proposed Subadvisor's infrastructure and whether the Proposed Subadvisor's organization appeared to support the Proposed Subadvisor's investment strategy adequately. The Independent Trustees also discussed the Advisor's review, selection, and due diligence process with respect to each Proposed Subadvisor, and the Advisor's favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided by the Proposed Subadvisor to its respective Fund. The Independent Trustees determined that each Fund and its shareholders would benefit from the quality and experience of the Proposed Subadvisor's portfolio manager and the qualifications of the Proposed Subadvisor's investment team. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by each Proposed Subadvisor, as well as each Proposed Subadvisor's ability to render such services based on the Proposed Subadvisor's experience, operations, and resources, were appropriate for the respective Fund, in light of its investment objective, and the mandate relating to the allocated portion of the Fund's investment portfolio that the Proposed Subadvisor would manage.

(b) Investment performance of the Funds and the Proposed Subadvisors. Because neither Goldman Sachs nor PIMCO was managing an allocated portion of the applicable Fund's investment portfolio, the Independent Trustees could not consider the investment performance of each Proposed Subadvisor with respect to its management of the Fund as a factor in evaluating the Proposed Subadvisory Agreements. However, the Independent Trustees reviewed Goldman Sachs' historical investment performance record in managing other accounts and an investment company that were comparable to the Small/Mid Cap Growth Fund. The Independent Trustees also compared this historical investment performance to a relevant benchmark, and concluded that the historical performance record for Goldman Sachs, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Subadvisory Agreement with Goldman Sachs. In addition, the Independent Trustees considered PIMCO's historical investment performance record in managing other accounts and investment companies that were comparable to the Core Opportunistic Fund. The Independent Trustees also compared this historical investment performance to a relevant benchmark, and concluded that the historical performance record for PIMCO, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Subadvisory Agreement with PIMCO.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

(c) Comparison of the services to be rendered by and fees to be paid to the Proposed Subadvisors under other advisory and subadvisory contracts, such as those with other clients; economies of scale. The Independent Trustees discussed the services that would be rendered by each Proposed Subadvisor and evaluated the compensation to be paid to each Proposed Subadvisor by the Advisor for those services. The Independent Trustees noted that the services that Goldman Sachs and PIMCO would furnish to the Small/Mid Cap Growth Fund and Core Opportunistic Fund, respectively, appeared to be comparable to the services that each Proposed Subadvisor currently provided to its other advisory and subadvisory clients. The Independent Trustees also considered comparisons of the fees that will be paid to each Proposed Subadvisor by the Advisor in light of the fees that were charged by the Proposed Subadvisor to its other advisory and subadvisory clients, as disclosed in Part II of the Proposed Subadvisor's Form ADV and in information provided by the Proposed Subadvisor. The Independent Trustees concluded that each proposed subadvisory fee appeared to compare favorably to the fees charged by each Proposed Subadvisor to its other, similar clients. The Independent Trustees also noted that, while each Proposed Subadvisor's fee schedule included breakpoints, this would not be relevant to the shareholders of the Funds, as the Advisor would pay the Proposed Subadvisor's fees. In addition, the Independent Trustees considered the Advisor's review, selection, and due diligence process in determining to recommend Goldman Sachs as a subadvisor to the Small/Mid Cap Growth Fund, and PIMCO as a subadvisor to the Core Opportunistic Fund, and the Advisor's reasons for concluding that the subadvisory fees to be paid to Goldman Sachs for its services to the Small/Mid Cap Growth Fund, and to PIMCO for its services to the Core Opportunistic Fund, were reasonable. The Independent Trustees emphasized in their discussions that the Proposed Subadvisors' subadvisory fees would be paid by the Advisor, and were not additional fees to be borne by the Small/Mid Cap Growth Fund, the Core Opportunistic Fund, or the Funds' shareholders. Based on these discussions, the Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to each Proposed Subadvisor appeared to be within a reasonable range.

The Independent Trustees also considered the potential "fall-out" or ancillary benefits that may accrue to each Proposed Subadvisor from its relationship with the applicable Fund. It was observed that Goldman Sachs may direct the Small/Mid Cap Growth Fund's brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that each subadvisor to the Series, including each Proposed Subadvisor, was required to select brokers who met the applicable Fund's requirements for seeking best execution, and that the Advisor closely monitored and evaluated the subadvisors' trade execution with respect to Series brokerage transactions on a regular basis, and provided the Board with a quarterly report on these transactions. Since the fees to be paid to each Proposed Subadvisor were the result of arms-length bargaining between unaffiliated parties, and given the Advisor's economic incentive to negotiate reasonable fees, each Proposed Subadvisor's potential profitability was not considered relevant to the Independent Trustees' deliberations. The Independent Trustees took note of the Advisor's explanation that the recommended appointment of the Proposed Subadvisors was not affected by the impact that the appointment would have on the Advisor's revenues and profitability. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Goldman Sachs and PIMCO, and the proposed fees to be paid to each of Goldman Sachs and PIMCO for managing its allocated portion of the Small/Mid Cap Growth Fund and the Core Opportunistic Fund, respectively, the potential benefits accruing to each Proposed Subadvisor as a result of serving as a subadvisor to its respective Fund were reasonable.

(d) Other Considerations. In the case of the Small/Mid Cap Growth Fund, the Independent Trustees considered the Advisor's recommendation that the hiring of Goldman Sachs to replace Mazama as a subadvisor would add value by enhancing the benefits of the Trust's multi-manager approach. In addition, the Independent Trustees considered the Advisor's recommendation that Goldman Sachs would more effectively complement the investment approach of both of the Small/Mid Cap Growth Fund's two other subadvisors, Westfield Capital Management Company, LP ("Westfield") and Tygh Capital Management, Inc. ("Tygh Capital"). In this regard, the Independent Trustees considered the performance of Westfield and Tygh Capital, and the Advisor's explanation of how Goldman Sachs was intended to complement the performance of the two subadvisors.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

The Independent Trustees also discussed that the addition of Goldman Sachs as a subadvisor, replacing Mazama, and the accompanying reallocation of the Small/Mid Cap Growth Fund's assets among Westfield and Tygh Capital, should serve to increase portfolio diversification, help to reduce volatility, and improve the risk/return profile for the Fund, while increasing the consistency of the Fund's excess returns, thereby benefiting shareholders of the Fund. The Independent Trustees also considered that the Advisor could accomplish efficiently and economically the transition from Mazama to Goldman Sachs and the reallocation of the Fund's assets among Westfield, Tygh Capital, and Goldman Sachs.

In the case of the Core Opportunistic Fund, the Independent Trustees considered the Advisor's recommendation that the addition of PIMCO as a fourth subadvisor would complement the Fund's three current subadvisors, BlackRock Financial Management, LP ("BlackRock"), MacKay Shields, LLC ("MacKay") and Western Asset Management Company ("Western"), and would add value by enhancing the benefits of the Trust's multi-manager approach. In this regard, the Independent Trustees considered the performance of the Core Opportunistic Fund's three current subadvisors, and the Advisor's explanation of how PIMCO had strong excess return capability, with moderate-to-low correlation with Western, and PIMCO was expected to assist in maintaining the Core Opportunistic Fund's expected excess return targets. Furthermore, the Independent Trustees discussed that the addition of PIMCO and the accompanying reallocation of the Core Opportunistic Fund's assets among BlackRock, MacKay, and Western should serve to increase portfolio diversification, help to reduce volatility, and improve the risk profile for the Fund, while increasing the potential for positive returns, thereby benefiting shareholders of the Fund. The Independent Trustees also considered that the Advisor could accomplish efficiently and economically the transition to add PIMCO and to reallocate the Core Opportunistic Fund's assets from Western and BlackRock to PIMCO.

Conclusion. No single factor was determinative to the Independent Trustees' decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend the Proposed Subadvisors, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for each Proposed Subadvisor was reasonable in relation to the services to be provided to the respective Fund. As a result, the Independent Trustees unanimously approved the Proposed Subadvisory Agreements and recommended to the Board the approval of the Agreements as being in the best interests of the Small/Mid Cap Growth Fund and the Core Opportunistic Fund and their shareholders.

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the "Investment Management Agreement") with respect to each of the following Series of the Trust (for purposes of this discussion, each a "Fund," and together, the "Funds"): (i) MGI US Large Cap Growth Equity Fund ("Large Cap Growth"), MGI US Large Cap Value Equity Fund ("Large Cap Value"), MGI US Small/Mid Cap Growth Equity Fund ("Small/Mid Cap Growth"), MGI US Small/Mid Cap Value Equity Fund ("Small/Mid Cap Value"), MGI Non-US Core Equity Fund ("Non-US Core Equity"), MGI Core Opportunistic Fixed Income Fund ("Core Opportunistic"), and MGI US Short Maturity Fixed Income Fund ("Short Maturity").

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor's management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board and prepared by Lipper Inc. (the "Lipper Report"), an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over both a one-year period and since inception time frame) and the fees and expenses of each Fund, as compared to a comparable group of funds (each a "peer group"); (iii) information regarding the Advisor's business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund's operating expenses compared to the Fund's peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund's performance compared to the Fund's peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor's profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds' expenses at specific levels, through March 31, 2009, and the losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled Board meetings.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Advisor. The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor's portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor's personnel performed their duties.

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds' subadvisors, consistent with the Trust's multi-manager structure, the Advisor also had extensive other responsibilities as the Funds' investment advisor, including: the provision of investment advice; the selection of the subadvisor(s) for each Fund; the allocation of each Fund's assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisors); the fee negotiation process, whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor's ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor's investment performance and processes; the oversight of each subadvisor's compliance with the applicable Fund's investment objective, policies, and limitations; the review of portfolio security brokerage and trading practices; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they related to the Funds.

The Independent Trustees discussed the Advisor's ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, or to implement a combination of these measures, as well as the Advisor's ability to promptly, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor's experience, resources, and strengths in managing the MGI Collective Trust, another pooled investment vehicle.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

The Independent Trustees discussed the Trust's multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds' third-party service providers. The Independent Trustees considered the scope and substance of the Advisor's regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor's capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor's willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor's ability to continue to provide these services based on the Advisor's experience, operations, and resources.

(b) The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor's relationship with the Funds. The Independent Trustees compared each Fund's contractual management fee and expense ratio to other investment companies considered to be in the Fund's respective peer group (as identified in the Lipper Report), and noted the Funds' rankings. The Independent Trustees observed that the Advisor previously had not managed other registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor's fees for such activities.

The Independent Trustees discussed the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor in the past, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Independent Trustees also discussed the Advisor's ongoing costs in operating the Funds and the costs of compensating the subadvisors. The Independent Trustees noted the Advisor's continuing commitment to limit each Fund's expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds. The Independent Trustees recalled their discussions, both at the Meeting and at prior Board meetings, regarding the Advisor's subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the reiteration of the resolution of both the Advisor and its affiliate, Mercer Investment Consulting, Inc., to continue to waive the Advisor's fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing each Fund's fees with the fees of other funds in the Fund's respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor's relationship with each Fund. The Independent Trustees recognized that because of the Trust's multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds' portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust's internal administrator, and the Advisor will be

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

entitled to receive compensation from the Class S, Class Y-l, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed potential economies of scale. Given that the Funds (other than Non-US Core Equity) had been in existence and operating for three years, the Independent Trustees noted that the Funds were still in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for Small/Mid Cap Growth and Small/Mid Cap Value, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level.

(d) The investment performance of the Funds and the Advisor. The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust's multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund's record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor's performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of Short Maturity slightly exceeded or was in line with the median performance of the Fund's peer group for the three periods reviewed, while the performance of Core Opportunistic fell below the median for two of the three periods. The Independent Trustees noted that the Advisor's prior explanations regarding the performance of the current subadvisors, and the steps taken by the Advisor to address the underperformance (i.e., adding additional subadvisors), as discussed at prior meetings.

In the case of Non-US Core Equity, the Independent Trustees noted that the Fund had performed near the median of the Lipper performance universe. The Independent Trustees also took note of the investment strategy change implemented by the Advisor to address the underperformance, as discussed at prior meetings.

With regard to the performance of Large Cap Growth, the Independent Trustees noted the Advisor's prior explanations regarding the performance of the current subadvisors and the steps taken by the Advisor to address the underperformance, as discussed at prior meetings, which included the addition of Winslow Capital Management, Inc. ("Winslow Capital") in June of 2007, as a third subadvisor, and the reallocation of assets to Winslow Capital from Sands Capital Management, LLC and Enhanced Investment Technologies, LLC.

In the case of Large Cap Value, the Independent Trustees noted that the Fund's performance for each period placed it in the fifth quintile of its peer group. The Independent Trustees noted the Advisor's prior explanations regarding the performance of the current subadvisors and the steps taken by the Advisor to address the underperformance, as discussed at prior meetings. These included reducing the portfolio allocation to Lord Abbett & Co. LLC ("Lord Abbett"), a former subadvisor to the Fund, over concerns regarding Lord Abbett's style drift and assets under management. When these measures did not improve Large Cap Value's performance, the Advisor had terminated Lord Abbett, and replaced Lord Abbett with Eaton Vance Management.

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

In the case of Small/Mid Cap Value, the Independent Trustees noted that the Fund's performance fell into the fifth quintile for each time period reported, when measured against the Fund's peer group. The Independent Trustees noted the Advisor's prior explanations regarding the performance of the current subadvisors and the steps taken by the Advisor to address the underperformance, as discussed at prior meetings.

In the case of Small/Mid Cap Growth, the Independent Trustees noted that the Advisor had added Tygh Capital as a third subadvisor to the Fund and had proposed the termination of Mazama and its replacement with Goldman Sachs.

On this basis, the Independent Trustees concluded that the Advisor's performance in managing each Fund indicated that the Advisor's continued management will benefit the Fund and its shareholders.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor's investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds' peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement's approval to the Board as being in the best interests of the Funds and their shareholders.

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements (together, the "Subadvisory Agreements") entered into by the Advisor and the following subadvisors for the Funds: Enhanced Investment Technologies, LLC, Winslow Capital Management, Inc., and Sands Capital Management, LLC (in the case of Large Cap Growth); Pzena Investment Management, LLC and Numeric Investors LLC (in the case of Large Cap Value); Westfield Capital Management Company, LLC (in the case of Small/Mid Cap Growth); Wells Capital Management, AQR Capital Management, LLC, and NWQ Investment Management Company, LLC (in the case of Small/Mid Cap Value); AllianceBernstein L.P., Lazard Asset Management LLC, and Grantham, Mayo, Van Otterloo & Co., LLC (in the case of Non-US Core Equity); BlackRock Financial Management, Inc., Western Asset Management Company, and Mackay Shields LLC (in the case of Core Opportunistic); and Aberdeen Asset Management, Inc. (in the case of Short Maturity) (each a "Subadvisor," and together, the "Subadvisors").

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor's business and operations, financial condition, portfolio management team, and compliance program; (v) the qualifications and experience of the persons at the Subadvisor who were responsible for the day-to-day

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

management of the Fund; (vi) the Subadvisor's staffing levels and overall resources; (vii) the Subadvisor's brokerage and trading policies and practices; (viii) the Subadvisor's performance in managing its allocated portion of the Fund's investment portfolio (or in the case of Aberdeen Asset Management, Inc., in managing Short Maturity); and (ix) the Subadvisor's historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at prior Board meetings. The Independent Trustees also evaluated answers and responses to applicable information requests contained in a letter from counsel dated March 28, 2008 (the "15(c) Information Request Letter"), which identified the information that the Independent Trustees requested the Advisor compile and provide to the Board prior to the Meeting, in order to assist the Independent Trustees in making informed determinations regarding the Funds' contract renewals. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor's active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced (or their original allocated portion of the Fund be reduced), and negotiating fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor's management and other personnel responsible for the portfolio management of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor's regulatory and legal compliance policies and procedures; and the Subadvisor's brokerage practices. The Independent Trustees considered each Subadvisor's infrastructure and whether it continued to support the Subadvisor's investment strategy adequately. The Independent Trustees also discussed the Advisor's review, selection, and due diligence process with respect to each Subadvisor, and the Advisor's favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund's Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor's ability to continue to provide these services based on its experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

(b) The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor's relationship with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor's reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor's recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors' fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor's profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses to the queries in the l5(c) Information Request Letter, but since the fees paid by the Advisor to each Subadvisor were the result of arms-length bargaining between unaffiliated parties, and given the Advisor's economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor's profitability was not considered necessary. The Independent Trustees took into account the Advisor's ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor's assessment

MGI Funds

Notes to the Financial Statements — (Continued)
September 30, 2008 (Unaudited)

that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its response to the queries in the l5(c) Information Request Letter, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds' requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors' trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor's fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the Subadvisory Agreement with AQR Capital Management, LLC for Small/Mid Cap Value, included breakpoints that would reduce the Subadvisor's fees as assets in the applicable Fund increased, which could allow economies of scale to be shared with Fund shareholders.

(e) The investment performance of the Funds and the Subadvisors. The Independent Trustees considered whether each Subadvisor operated within the applicable Fund's investment objective and style, and considered each Subadvisor's record of compliance with the Fund's relevant investment restrictions. The Independent Trustees also considered the Advisor's conclusions, and the reasons supporting the Advisor's conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

MGI Funds

Understanding Your Fund's Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2008 through September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.57%	1,000.00	898.00	949.00	2.70
Hypothetical	0.57%	1,000.00	1,022.15	1,011.08	2.88

*  Actual expenses are equal to the Class' annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/366

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.55%	1,000.00	846.60	923.30	2.54
Hypothetical	0.55%	1,000.00	1,022.25	1,011.13	2.78

*  Actual expenses are equal to the Class' annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366

MGI Funds

Understanding Your Fund's Expenses (Unaudited) — (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.92%	1,000.00	886.20	943.10	4.34
Hypothetical	0.92%	1,000.00	1,020.40	1,010.20	4.65

*  Actual expenses are equal to the Class' annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.92%	1,000.00	945.80	972.90	4.48
Hypothetical	0.92%	1,000.00	1,020.40	1,010.20	4.65

*  Actual expenses are equal to the Class' annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.82%	1,000.00	764.90	882.45	3.62
Hypothetical	0.82%	1,000.00	1,020.90	1,010.45	4.14

*  Actual expenses are equal to the Class' annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 183/366

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.37%	1,000.00	952.10	976.05	1.81
Hypothetical	0.37%	1,000.00	1,023.15	1,011.58	1.87

*  Actual expenses are equal to the Class' annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/366

MGI Funds

Understanding Your Fund's Expenses (Unaudited) — (Continued)

Short Maturity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.32%	1,000.00	980.00	990.00	1.58
Hypothetical	0.32%	1,000.00	1,023.40	1,011.70	1.62

*  Actual expenses are equal to the Class' annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/366

MGI Funds

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Robert L. Ash 1166 Avenue of the Americas New York, NY 10036 (62)	Chairman and Trustee	Since 2005	Mr. Ash is retired. He is a member of the Board of Advisors of Merganser Capital Management since 2006. He was the Chief Executive Officer of EBB Services, Inc., a financial services company, from October 2004 to February 2006.	7	None

Harrison M. Bains, Jr. 1166 Avenue of the Americas New York, NY 10036 (65)	Trustee	Since 2005	Mr. Bains is retired. He was Vice President and Treasurer of Bristol-Myers Squibb Co. from 1988 to 2004.	7	None

Adela M. Cepeda A.C. Advisory, Inc. 161 No. Clark Street Suite 4975 Chicago, IL 60601 (50)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, and the Amalgamated Bank of Chicago.

MGI Funds

Trustees and Officers (Unaudited) — (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Phillip J. de Cristo** (47)	Trustee, President, and Chief Executive Officer	Since 2006	Mr. de Cristo is President, Investments at Mercer since 2008. Mr. de Cristo was president of Mercer Global Investments, Inc. from 2006 to 2008. Prior to 2006, Mr. de Cristo was a managing director for Fidelity Pension Management, a division of Fidelity Investments and part of the international arm of Fidelity Investments.	7	None

(1)  Each Trustee holds office for an indefinite term.

*  The "Fund Complex" consists of the Trust, which has seven portfolios.

**  Mr. de Cristo is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

MGI Funds

Trustees and Officers (Unaudited) — (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Denis Larose (47)	Vice President and Chief Investment Officer	Since 2007	Mr. Larose is Chief Investment Officer, Mercer Global Investments, Inc. since 2007. He is Chief Investment Officer, Mercer Global Investments Canada Limited since 2006. Mr. Larose was Chief Investment Officer of Colleges of Applied Arts & Technology Pension Plan from 2004-2006. Prior to 2004, he was a Consultant for Mercer Human Resource Consulting Limited.

Richard S. Joseph (43)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, and Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.

Scott M. Zoltowski (39)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is Chief Counsel - Investments, for Mercer Global Investments, Inc. and Mercer Investment Consulting, Inc. Mr. Zoltowski was Senior Counsel and Vice President for State Street Global Advisors (2006-2008) and State Street Bank and Trust Company (2004-2006). Prior to 2004, Mr. Zoltowski was Senior Counsel for BISYS, Inc.

David M. Goldenberg (41)	Vice President and Assistant Secretary	Since 2005	Mr. Goldenberg is General Counsel of Mercer (US) Inc. since 2005. He was Chief Counsel of Mercer Global Investments, Inc. from August 2004 to December 2005; and a Director of Mercer Trust Company from December 2004 to September 2005. From 2005 to 2006, Mr. Goldenberg was Chief Compliance Officer of Mercer Global Investments, Inc. From 2002 to 2004, Mr. Goldenberg was Deputy General Counsel of UBS Global Asset Management (US) Inc.

Christopher Ray (45)	Vice President	Since 2006	Mr. Ray is a Vice President and Portfolio Manager of Mercer Global Investments, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.

Martin J. Wolin (40)	Vice President and Chief Compliance Officer	Since 2006	Mr. Wolin is the Chief Compliance Officer for Mercer Global Investments, Inc. in North America and Mercer Investment Consulting since 2006. Prior to 2006, Mr. Wolin was Chief Compliance Officer of Pioneer Investments' U.S. investment management and mutual funds business.

†  Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS

By (Signature and Title)	By: /s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer)
Date	11/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer)
Date	11/25/08

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date	11/25/08